UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES—10.5%
Commercial Mortgage Services—10.5%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	$2,090	$2,056
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2, 7.44%, 8/15/31	1,939	1,997
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, 4/15/37	2,405	2,458
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2, 4.18%, 11/15/37	2,955	2,883
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	1,050	1,076
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	368	360
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	1,668	1,629
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	1,820	1,788
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.55%, 7/15/30	2,820	2,766
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2, 4.89%, 9/15/30	2,170	2,146
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	1,915	1,867
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, 2/15/33	2,675	2,760
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	2,290	2,356

		26,142

Total Asset-Backed Securities

(Cost $27,001)		26,142

CORPORATE BONDS—16.0%
Aerospace/Defense—0.5%
L-3 Communications Corp., 7.63%, 6/15/12 †	1,260	1,282

Apparel—0.6%
Levi Strauss & Co., 12.25%, 12/15/12	1,445	1,543

Diversified Financial Services—4.3%
ANZ Capital Trust, (1) (2) 4.48%, 1/29/49	1,325	1,295
Caterpillar Financial Services Corp., 5.85%, 9/1/17	665	666
Countrywide Financial Corp., 5.80%, 6/7/12 †	215	202
General Electric Capital Corp., 5.88%, 2/15/12	195	200
Goldman Sachs Group, Inc., 5.63%, 1/15/17 †	825	789
International Lease Finance Corp., 5.35%, 3/1/12 †	1,105	1,092
International Lease Finance Corp., 5.65%, 6/1/14 †	225	224
Lazard Group, 6.85%, 6/15/17	685	676
Lehman Brothers Holdings Capital Trust V, 5.86%, 11/29/49	1,245	1,143
Lehman Brothers Holdings, Inc., 6.88%, 7/17/37	1,000	940
Morgan Stanley, 5.55%, 4/27/17 †	835	805
Power Receivable Finance LLC, (1) (2) 6.29%, 1/1/12 †	1,028	1,052

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS—16.0%—CONTINUED
Diversified Financial Services—4.3%—(continued)
Residential Capital Corp., (1) (2) 9.19%, 4/17/09 †	$935	$561
USB Realty Corp., (1) (2) 6.09%, 12/22/49	1,300	1,236

		10,881

Electric—1.5%
AES Corp., 9.50%, 6/1/09	1,425	1,471
Midamerican Energy Holdings Co., (2) 6.50%, 9/15/37	325	328
PSEG Energy Holdings LLC, 10.00%, 10/1/09	1,820	1,931

		3,730

Healthcare-Services—0.6%
HCA, Inc., (2) 9.13%, 11/15/14	1,405	1,440

Holding Companies—Diversified—0.9%
Capmark Financial Group, Inc., (1) (2) 6.30%, 5/10/17	1,400	1,137
Kansas City Southern Railway, 9.50%, 10/1/08	1,130	1,149

		2,286

Insurance—0.5%
Allstate Corp., 6.50%, 5/15/57	95	87
Metlife, Inc., 6.40%, 12/15/36 †	1,130	1,028

		1,115

Media—1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, (2) 8.00%, 4/30/12 †	1,275	1,249
Comcast Corp., 6.95%, 8/15/37	1,095	1,122
Time Warner Cable, Inc., (1) (2) 5.85%, 5/1/17	1,000	977

		3,348

Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.56%, 4/1/15	590	608

Oil & Gas—1.9%
Apache Corp., 6.00%, 1/15/37	630	603
Chesapeake Energy Corp., 7.50%, 6/15/14 †	890	901
Premcor Refining Group (The), Inc.,
9.50%, 2/1/13	750	792
6.75%, 5/1/14	2,370	2,453

		4,749

Oil & Gas Services—0.7%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	1,030	1,004
Weatherford International, Inc., (1) (2) 6.80%, 6/15/37	790	809

		1,813

Pipelines—1.2%
Consolidated Natural Gas Co., 5.00%, 3/1/14	1,085	1,042
Kinder Morgan Energy Partners LP, 6.00%, 2/1/17 †	1,040	1,023
Williams Cos., Inc., 8.13%, 3/15/12 †	960	1,029

		3,094

Real Estate Investment Trusts—0.4%
iStar Financial, Inc., 5.88%, 3/15/16 †	1,010	910

Retail—0.2%
CVS Caremark Corp., 5.75%, 6/1/17	445	435

Telecommunications—1.2%
AT&T, Inc., 6.50%, 9/1/37	1,035	1,036
Embarq Corp., 8.00%, 6/1/36	595	617
Sprint Capital Corp., 6.90%, 5/1/19 †	1,245	1,265

		2,918

Total Corporate Bonds

(Cost $41,497)		40,152

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS—4.5%
Banks—1.4%
BBVA International Preferred S.A. Unipersonal, (2) 5.92%, 12/31/49 †	$1,280	$1,148
Lloyds TSB Group PLC, (2) 6.27%, 12/31/49	1,055	973
Shinsei Finance Cayman Ltd., (1) (2) 6.42%, 1/29/49 †	1,490	1,411

		3,532

Diversified Financial Services—0.6%
MUFG Capital Finance 1 Ltd., 6.35%, 7/29/49	855	816
SMFG Preferred Capital 1 Ltd., (1) (2) 6.08%, 1/29/49 †	805	751

		1,567

Insurance—1.4%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16 †	845	896
Catlin Insurance Co. Ltd., (2) 7.25%, 1/19/17 †	1,270	1,181
XL Capital Ltd., 6.50%, 4/15/17 †	1,735	1,531

		3,608

Mining—0.7%
Vale Overseas Ltd., 6.25%, 1/11/16	1,680	1,689

Oil & Gas—0.4%
Nexen, Inc., 6.40%, 5/15/37	997	970

Total Foreign Issuer Bonds

(Cost $11,970)		11,366

U.S. GOVERNMENT AGENCIES—40.3% (3)
Fannie Mae—29.3%
Pool #255452, 5.50%, 10/1/19	2,124	2,115
Pool #535982, 7.50%, 5/1/31	116	121
Pool #545437, 7.00%, 2/1/32	13	13
Pool #545757, 7.00%, 6/1/32	2,198	2,280
Pool #703439, 5.00%, 6/1/18	63	62
Pool #725424, 5.50%, 4/1/34	7,992	7,828
Pool #725787, 5.00%, 9/1/19	5,649	5,526
Pool #785242, 5.50%, 6/1/19	102	102
Pool #829125, 5.50%, 10/1/35	3,371	3,295
Pool #831810, 6.00%, 9/1/36	4,874	4,870
Pool #869217, 5.46%, 2/1/36	3,344	3,338
Pool #893082, 5.84%, 9/1/36	2,293	2,308
Pool #928324, 6.50%, 5/1/37	3,022	3,068
Pool #942292, 6.50%, 8/1/37	1,929	1,958
Pool TBA, (4)
6.50%, 10/31/33	7,102	7,209
5.50%, 9/15/35	18,167	17,741
6.00%, 12/31/64	11,815	11,800

		73,634

Freddie Mac—7.6%
5.50%, 8/20/12	8,177	8,429
Pool #1J0365, 5.93%, 4/1/37	1,888	1,891
Pool TBA, (4)
6.00%, 9/15/32	7,479	7,472
6.50%, 9/1/37	1,159	1,176

		18,968

Freddie Mac Gold—2.5%
Pool #C00910, 7.50%, 1/1/30	711	744
Pool #C02790, 6.50%, 4/1/37	2,316	2,351

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES — 40.3% (3)—CONTINUED
Freddie Mac Gold—2.5%—(continued)
Pool #C02838, 5.50%, 5/1/37	$3,268	$3,191

		6,286

Government National Mortgage Association—0.9%
Pool #595091, 6.00%, 10/15/32	710	715
Pool #597572, 5.50%, 9/15/35	42	41
Pool #627123, 5.50%, 3/15/34	1,451	1,428
Pool #781688, 6.00%, 12/15/33	66	67

		2,251

Total U.S. Government Agencies

(Cost $101,522)		101,139

U.S. GOVERNMENT OBLIGATIONS—22.5%
U.S. Treasury Bond—1.3%
4.75%, 2/15/37 †	3,288	3,243

U.S. Treasury Inflation Indexed Notes—10.9%
3.00%, 7/15/12 †	20,661	21,325
2.63%, 7/15/17 †	5,900	6,070

		27,395

U.S. Treasury Notes—10.3%
4.88%, 6/30/09 †	1,543	1,561
4.13%, 8/31/12 †	12,313	12,242
4.75%, 8/15/17 †	11,851	12,045

		25,848

Total U.S. Government Obligations

(Cost $56,142)		56,486

INVESTMENT COMPANY—26.5%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	66,471,512	66,472

Total Investment Company

(Cost $66,472)		66,472

SHORT-TERM INVESTMENTS—24.1%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	37,683	37,683
FHLB Discount Note, 4.26%, 9/4/07	22,742	22,734

Total Short-Term Investments

(Cost $60,417)		60,417
Total Investments—144.4%

(Cost $365,021)		362,174
Liabilities less Other Assets—(44.4)%		(111,388)

NET ASSETS—100.0%		$250,786

(1)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $9,229,000 or 3.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$1,286
Capmark Financial Group, Inc., 6.30%, 5/10/17	5/30/07-6/21/07	1,372
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	1,028
Residential Capital Corp., 8.69%, 4/17/09	9/29/06	939
Shinsei Finance Cayman Ltd., 6.42%, 1/29/49	2/16/06	1,496
SMFG Preferred Capital 1 Ltd., 6.08%, 1/29/49	12/13/06	805
Time Warner Cable, Inc., 5.85%, 5/1/17	4/4/07	998
USB Realty Corp., 6.09%, 12/22/49	1/19/07	1,311
Weatherford International, Inc., 6.80%, 6/15/37	6/13/07	785

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment in affiliated portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

(6)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$365,021

Gross tax appreciation of investments	$958
Gross tax depreciation of investments	(3,805)

Net tax depreciation of investments	$(2,847)

FIXED INCOME PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

    SCHEDULE OF INVESTMENTS

    CORE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES—11.0%
Commercial Mortgage Services—11.0%
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
4.18%, 11/10/41	$1,107	$1,083
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,890	1,859
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2,
5.33%, 1/12/45	1,160	1,150
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
7.44%, 8/15/31	1,503	1,547
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 9/17/10	871	883
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
6.13%, 4/15/37	1,680	1,717
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2,
4.18%, 11/15/37	1,720	1,678
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	1,000	1,024
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2,
4.93%, 7/10/39	640	622
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
4.31%, 8/10/42	465	455
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2,
5.78%, 8/10/45	2,000	2,012
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	348	340
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	660	648
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2,
4.55%, 7/15/30	1,707	1,675
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
4.89%, 9/15/30	2,095	2,072
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	980	956
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
6.66%, 2/15/33	720	743
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
6.39%, 7/15/33	2,140	2,201

		22,665

Total Asset-Backed Securities

(Cost $22,964)		22,665

CORPORATE BONDS—12.0%
Diversified Financial Services—5.3%
American General Finance Corp.,
5.38%, 10/1/12 †	1,380	1,358
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	915	895
Caterpillar Financial Services Corp.,
5.85%, 9/1/17	550	551
Citigroup, Inc.,
6.00%, 8/15/17 †	1,050	1,063
Countrywide Financial Corp.,
5.80%, 6/7/12	125	117
General Electric Capital Corp.,
5.88%, 2/15/12 †	272	279
Goldman Sachs Group, Inc.,
5.63%, 1/15/17	765	731
International Lease Finance Corp.,
5.35%, 3/1/12 †	930	919
5.65%, 6/1/14	190	189
Lazard Group,
6.85%, 6/15/17 †	540	533
Lehman Brothers Holdings Capital Trust V,
5.86%, 11/29/49	980	900

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS—12.0%—CONTINUED
Diversified Financial Services—5.3%—(continued)
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37	$770	$723
Morgan Stanley,
5.55%, 4/27/17	700	675
Nelnet, Inc.,
5.13%, 6/1/10	930	919
Power Receivable Finance LLC, (1) (2)
6.29%, 1/1/12 †	224	229
USB Realty Corp., (1) (2)
6.09%, 12/22/49	1,000	951

		11,032

Electric—0.3%
Midamerican Energy Holdings Co., (2)
6.50%, 9/15/37	275	277
Public Service Electric & Gas,
4.00%, 11/1/08	250	246

		523

Holding Companies—Diversified—0.4%
Capmark Financial Group, Inc., (1) (2)
6.30%, 5/10/17	1,095	890

Insurance—0.6%
Allstate Corp.,
6.50%, 5/15/57	80	74
Metlife, Inc.,
6.40%, 12/15/36	1,260	1,146

		1,220

Media—0.8%
Comcast Corp.,
6.95%, 8/15/37	910	932
Time Warner Cable, Inc., (1) (2)
5.85%, 5/1/17	750	733

		1,665

Oil & Gas—1.5%
Apache Corp.,
6.00%, 1/15/37	485	464
Premcor Refining Group (The), Inc.,
9.50%, 2/1/13	340	359
6.75%, 5/1/14	1,500	1,553
XTO Energy, Inc.,
6.25%, 8/1/17	805	822

		3,198

Oil & Gas Services—0.3%
Weatherford International, Inc., (1) (2)
6.80%, 6/15/37	620	634

Pipelines—0.7%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	585	562
Kinder Morgan Energy Partners LP,
6.00%, 2/1/17	800	787

		1,349

Real Estate Investment Trusts—0.4%
iStar Financial, Inc.,
5.88%, 3/15/16 †	1,025	923

Retail—0.2%
CVS Caremark Corp.,
5.75%, 6/1/17	350	342

Telecommunications—1.5%
AT&T, Inc.,
6.50%, 9/1/37	865	866
Embarq Corp.,
8.00%, 6/1/36	490	508
Sprint Capital Corp.,
6.90%, 5/1/19 †	970	986
Verizon New Jersey, Inc.,
5.88%, 1/17/12 †	510	518
Verizon of New England, Inc.,
6.50%, 9/15/11	260	268

		3,146

Total Corporate Bonds

(Cost $ 25,603)		24,922

FOREIGN ISSUER BONDS—4.8%
Banks—1.4%
BBVA International Preferred S.A. Unipersonal, (1) (2)
5.92%, 12/31/49 †	1,000	897
Lloyds TSB Group PLC, (1) (2)
6.27%, 11/29/49	885	817
Shinsei Finance Cayman Ltd., (1) (2)
6.42%, 1/29/49 †	1,220	1,155

		2,869

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

    SCHEDULE OF INVESTMENTS

    CORE BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS—4.8%—CONTINUED
Diversified Financial Services—0.6%
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	$620	$592
SMFG Preferred Capital 1 Ltd., (1) (2)
6.08%, 1/29/49 †	605	564

		1,156

Insurance—1.4%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	825	875
Catlin Insurance Co. Ltd., (2)
7.25%, 12/31/49 †	995	925
XL Capital Ltd.,
6.50%, 12/31/49 †	1,345	1,187

		2,987

Mining—0.7%
Vale Overseas Ltd.,
6.25%, 1/11/16	1,380	1,387

Oil & Gas—0.4%
Nexen, Inc.,
6.40%, 5/15/37	784	763

Telecommunications—0.3%
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10	685	677

Total Foreign Issuer Bonds

(Cost $10,350)		9,839

U.S. GOVERNMENT AGENCIES—39.5% (3)
Fannie Mae—30.1%
Pool #255452,
5.50%, 10/1/19	1,248	1,242
Pool #255934,
6.00%, 11/1/35	410	410
Pool #535714,
7.50%, 1/1/31	58	61
Pool #545757,
7.00%, 6/1/32	426	442
Pool #555599,
7.00%, 4/1/33	136	141
Pool #651897,
7.00%, 8/1/32	256	266
Pool #656035,
7.50%, 9/1/32	55	57
Pool #703439,
5.00%, 6/1/18	989	970
Pool #712130,
7.00%, 6/1/33	69	71
Pool #725424,
5.50%, 4/1/34	4,521	4,428
Pool #725787,
5.00%, 9/1/19	2,028	1,983
Pool #733868,
6.00%, 12/1/32	585	588
Pool #735931,
5.00%, 10/1/20	334	326
Pool #794338,
6.00%, 9/1/34	1,018	1,019
Pool #796371,
5.00%, 10/1/19	251	246
Pool #797773,
5.00%, 3/1/20	181	177
Pool #814782,
7.00%, 4/1/35	39	40
Pool #829125,
5.50%, 10/1/35	2,650	2,590
Pool #831810,
6.00%, 9/1/36	4,003	3,999
Pool #839291,
5.00%, 9/1/20	135	132
Pool #845182,
5.50%, 11/1/35	2,771	2,709
Pool #869217,
5.46%, 2/1/36	2,902	2,897
Pool #869801,
5.50%, 4/1/21	465	462
Pool #893082,
5.84%, 9/1/36	1,789	1,800
Pool #928324,
6.50%, 5/1/37	2,248	2,282
Pool #942292,
6.50%, 8/1/37	1,435	1,457
Pool TBA, (4)
6.50%, 9/1/32	6,335	6,430

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES—39.5% (3)—CONTINUED
Fannie Mae—30.1%—(continued)
5.50%, 9/1/33	$15,556	$15,191
6.00%, 12/31/34	9,899	9,887

		62,303

Freddie Mac—4.6%
5.50%, 8/20/12	3,423	3,529
Pool TBA, (4)
6.00%, 12/31/49	3,334	3,331
6.50%, 12/31/49	2,645	2,685

		9,545

Freddie Mac Gold—3.6%
Pool #A51710,
6.00%, 8/1/36	2,366	2,365
Pool #C02790,
6.50%, 4/1/37	1,820	1,848
Pool #C02838,
5.50%, 5/1/37	2,585	2,525
Pool #G01186,
7.50%, 2/1/31	12	12
Pool #G02988,
6.00%, 5/1/37	660	659

		7,409

Freddie Mac Non Gold—0.7%
Pool #1J0365,
5.93%, 4/1/37	1,491	1,492

Government National Mortgage Association—0.5%
Pool #595091,
6.00%, 10/15/32	351	354
Pool #604183,
5.50%, 4/15/33	61	60
Pool #627123,
5.50%, 3/15/34	534	526
Pool #633627,
5.50%, 9/15/34	69	68

		1,008

Total U.S. Government Agencies

(Cost $82,000)		81,757

U.S. GOVERNMENT OBLIGATIONS—24.3%
U.S. Treasury Bond—1.5%
4.75%, 2/15/37 †	3,158	3,115

U.S. Treasury Inflation Indexed Notes—10.5%
3.00%, 7/15/12 †	15,426	15,922
2.63%, 7/15/17 †	5,548	5,707

		21,629

U.S. Treasury Notes—12.3%
4.88%, 6/30/09 †	1,314	1,329
4.13%, 8/31/12 †	18,587	18,480
4.75%, 8/15/17 †	5,586	5,678

		25,487

Total U.S. Government Obligations

(Cost $49,908)		50,231

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY—22.9%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	47,313,183	47,313

Total Investment Company

(Cost $47,313)		47,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS—28.6%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit,
5.28%, 9/4/07	$29,697	29,697
FHLB Discount Note,
4.26%, 9/4/07	29,550	29,540

Total Short-Term Investments

(Cost $59,237)		59,237

Total Investments—143.1%
(Cost $297,375)		295,964
Liabilities less Other Assets—(43.1)%		(89,093)

NET ASSETS—100.0%		$206,871

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

    SCHEDULE OF INVESTMENTS

    CORE BOND PORTFOLIO (continued)

(1)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $7,765,000 or 3.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust,
4.48%, 1/29/49	9/21/06	$888
BBVA International Preferred S.A. Unipersonal,
5.92%, 12/31/49	3/22/07	1,000
Capmark Financial Group, Inc.,
6.30%, 5/10/17	5/3/07-6/21/07	1,073
Lloyds TSB Group PLC,
6.27%, 12/31/49	11/06/06-1/26/07	881
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	224
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49	2/16/06	1,227
SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49	12/14/06	605
Time Warner Cable, Inc.,
5.85%, 5/1/17	4/4/07	748
USB Realty Corp.,
6.09%, 12/22/49	1/19/07	1,008
Weatherford International, Inc.,
6.80%, 6/15/37	6/13/07	616

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment in affiliated portfolio
(6)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$297,375

Gross tax appreciation of investments	$808
Gross tax depreciation of investments	(2,219)

Net tax depreciation of investments	$(1,411)

FIXED INCOME PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS	AUGUST 31, 2007 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS—98.2%
U.S. Treasury Bonds—29.1%
12.50%, 8/15/14	$1,000	$1,153
7.25%, 5/15/16 †	1,500	1,786
8.88%, 8/15/17	1,250	1,669
9.00%, 11/15/18 †	700	959
8.13%, 8/15/19 †	1,300	1,696
8.75%, 8/15/20 †	1,000	1,377
8.00%, 11/15/21 †	1,100	1,455
6.25%, 8/15/23 †	1,150	1,325
6.50%, 11/15/26 †	1,000	1,201
6.13%, 11/15/27	1,000	1,160
5.25%, 2/15/29 †	1,100	1,155
6.25%, 5/15/30 †	500	595
4.75%, 2/15/37 †	250	247

		15,778

U.S. Treasury Notes—69.1%
3.13%, 9/15/08	1,000	989
4.75%, 11/15/08	1,700	1,710
3.00%, 2/15/09 †	2,600	2,555
4.75%, 2/28/09 †	1,000	1,007
3.88%, 5/15/09	1,000	994
4.88%, 5/31/09 †	1,000	1,011
3.63%, 7/15/09 †	2,000	1,980
3.38%, 10/15/09	1,700	1,672
3.50%, 2/15/10 †	1,100	1,082
4.75%, 2/15/10 †	1,500	1,519
6.50%, 2/15/10 †	900	948
3.88%, 5/15/10 †	1,100	1,091
5.75%, 8/15/10	1,100	1,147
5.00%, 2/15/11 †	1,900	1,952
4.88%, 5/31/11 †	1,700	1,739
4.63%, 10/31/11	1,200	1,218
4.63%, 2/29/12 †	1,000	1,015
4.50%, 3/31/12 †	1,000	1,010
4.50%, 4/30/12	1,000	1,010
4.88%, 6/30/12 †	1,000	1,026
4.00%, 11/15/12 †	1,250	1,235
3.63%, 5/15/13 †	1,500	1,450
4.25%, 8/15/13 †	1,500	1,495
4.25%, 11/15/13 †	1,000	997
4.00%, 2/15/15 †	1,650	1,604
4.50%, 11/15/15 †	1,250	1,251
4.63%, 2/15/17 †	1,900	1,911
4.50%, 5/15/17 †	750	747

		37,365

Total U.S. Government Obligations

(Cost $52,785)		53,143

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY—28.6%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	15,486,185	15,486

Total Investment Company

(Cost $15,486)		15,486

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—1.2%
FHLB Discount Note,
4.26%, 9/4/07	$634	634

Total Short-Term Investment

(Cost $634)		634

Total Investments—128.0%

(Cost $68,905)		69,263
Liabilities less Other Assets—(28.0)%		(15,164)

NET ASSETS—100.0%		$54,099

(1)	Investment in affiliated portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$68,905

Gross tax appreciation of investments	$606
Gross tax depreciation of investment	(248)

Net tax appreciation of investments	$358

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES—20.0%
Automobile—3.6%
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3,
5.47%, 6/15/11	$335	$335
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3,
5.46%, 5/23/11	425	426
USAA Auto Owner Trust, Series 2005-4, Class A4,
4.89%, 8/15/12	380	377

		1,138

Commercial Mortgage Services—15.4%
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
4.18%, 11/10/41	253	248
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
7.44%, 8/15/31	490	504
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32	460	466
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
6.13%, 4/15/37	120	123
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2,
4.18%, 11/15/37	300	293
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
6.24%, 11/12/31	284	285
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	390	400
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
4.31%, 8/10/42	115	112
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	133	130
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	195	192
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
6.48%, 2/18/30	137	136
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2,
6.37%, 12/15/28	390	402
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2,
4.55%, 7/15/30	298	292
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
4.89%, 9/15/30	370	366
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A2,
4.07%, 10/12/41	265	258
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
6.66%, 2/15/33	340	351
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
6.39%, 7/15/33	325	334

		4,892

Credit Card—1.0%
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5,
5.50%, 6/22/12 †	335	338

Total Asset-Backed Securities

(Cost $6,508)		6,368

CORPORATE BONDS—23.6%
Aerospace/Defense—0.5%
L-3 Communications Corp.,
7.63%, 6/15/12 †	150	153

Apparel—0.5%
Levi Strauss & Co.,
12.25%, 12/15/12	155	165

Diversified Financial Services—9.8%
American General Finance Corp.,
5.38%, 10/1/12 †	235	231
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	150	147

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS—23.6%—CONTINUED
Diversified Financial Services—9.8%—(continued)
Caterpillar Financial Services Corp.,
5.85%, 9/1/17	$85	$85
Citigroup, Inc.,
6.00%, 8/15/17	175	177
Countrywide Financial Corp.,
5.80%, 6/7/12	20	19
General Electric Capital Corp.,
5.88%, 2/15/12	414	424
Goldman Sachs Group, Inc.,
5.63%, 1/15/17	125	120
HSBC Finance Corp.,
5.25%, 1/15/14 †	270	261
International Lease Finance Corp.,
5.35%, 3/1/12 †	245	242
5.65%, 6/1/14 †	60	60
JP Morgan Chase & Co.,
5.75%, 1/2/13	300	303
Lazard Group,
6.85%, 6/15/17	85	84
Lehman Brothers Holdings Capital Trust V,
5.86%, 11/29/49 †	160	147
Morgan Stanley,
5.63%, 1/9/12 †	300	300
5.55%, 4/27/17 †	215	207
Power Receivable Finance LLC, (1) (2)
6.29%, 1/1/12 †	59	61
Residential Capital Corp., (1) (2)
9.19%, 4/17/09 †	110	66
USB Realty Corp., (1) (2)
6.09%, 12/22/49	200	190

		3,124

Electric—1.6%
AES (The) Corp.,
9.50%, 6/1/09	200	206
PSEG Energy Holdings LLC,
10.00%, 10/1/09 †	195	207
Public Service Electric & Gas,
4.00%, 11/1/08	95	94

		507

Healthcare - Services—1.1%
HCA, Inc., (2)
9.13%, 11/15/14 †	180	185
UnitedHealth Group, Inc.,
4.88%, 3/15/15	185	175

		360

Holding Companies - Diversified—0.9%
Capmark Financial Group, Inc., (1) (2)
6.30%, 5/10/17 †	170	138
Kansas City Southern Railway,
9.50%, 10/1/08	140	142

		280

Insurance—0.5%
Protective Life Secured Trust,
4.85%, 8/16/10 †	165	165

Media—2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, (2)
8.00%, 4/30/12 †	155	152
Comcast Corp.,
4.95%, 6/15/16 †	165	153
Time Warner Cable, Inc., (1) (2)
5.85%, 5/1/17	125	122
Time Warner, Inc.,
5.88%, 11/15/16	215	210

		637

Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc.,
8.56%, 4/1/15	80	82

Oil & Gas—2.8%
Chesapeake Energy Corp.,
7.50%, 6/15/14 †	110	111
Devon Financing Corp. ULC,
6.88%, 9/30/11	125	132
Premcor Refining Group (The), Inc.,
9.50%, 2/1/13	75	79
6.75%, 5/1/14	330	342
XTO Energy, Inc.,
6.25%, 8/1/17	215	220

		884

Oil & Gas Services—0.4%
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	130	127

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS—23.6%—CONTINUED
Pipelines—1.6%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	$275	$264
Kinder Morgan Energy Partners LP,
6.00%, 2/1/17 †	125	123
Williams Cos., Inc.,
8.13%, 3/15/12 †	115	123

		510

Real Estate Investment Trusts—0.3%
iStar Financial, Inc.,
5.88%, 3/15/16 †	105	95

Retail—0.2%
CVS Caremark Corp.,
5.75%, 6/1/17	55	54

Telecommunications—1.1%
Sprint Capital Corp.,
6.90%, 5/1/19 †	125	127
Verizon New Jersey, Inc.,
5.88%, 1/17/12 †	150	153
Verizon of New England, Inc.,
6.50%, 9/15/11	65	67

		347

Total Corporate Bonds

(Cost $7,677)		7,490

FOREIGN ISSUER BONDS—5.0%
Banks—1.7%
BBVA International Preferred S.A. Unipersonal, (1) (2)
5.92%, 12/31/49	160	143
Lloyds TSB Group PLC, (1) (2)
6.27%, 11/29/49	135	125
Shinsei Finance Cayman Ltd., (1) (2)
6.42%, 1/29/49	275	260

		528

Diversified Financial Services—0.6%
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	100	96
SMFG Preferred Capital 1 Ltd., (1) (2)
6.08%, 1/29/49 †	100	93

		189

Insurance—1.4%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	100	106
Catlin Insurance Co. Ltd., (2)
7.25%, 12/31/49	155	144
XL Capital Ltd.,
6.50%, 12/31/49	215	190

		440

Mining—0.7%
Vale Overseas Ltd.,
6.25%, 1/11/16	210	211

Telecommunications—0.6%
Telefonos de Mexico S.A. de CV,
4.75%, 1/27/10	210	208

Total Foreign Issuer Bonds

(Cost $1,657)		1,576

U.S. GOVERNMENT AGENCIES—24.2% (3)
Federal Home Loan Bank—4.9%
5.00%, 10/16/09	1,555	1,556

Freddie Mac—19.3%
5.25%, 2/24/11	975	981
5.25%, 10/6/11	2,365	2,374
Pool TBA, (4)
6.00%, 7/1/37	1,555	1,553
6.50%, 9/1/37	1,206	1,224

		6,132

Total U.S. Government Agencies

(Cost $7,679)		7,688

U.S. GOVERNMENT OBLIGATIONS—17.4%
U.S. Treasury Inflation Indexed Notes—8.3%
3.00%, 7/15/12 †	307	317
2.63%, 7/15/17 †	2,265	2,318

		2,635

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS—17.4%—CONTINUED
U.S. Treasury Notes—9.1%
4.13%, 8/31/12 †	$2,176	$2,163
4.75%, 8/15/17 †	710	722

		2,885

Total U.S. Government Obligations

(Cost $5,504)		5,520

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY—19.3%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	6,136,850	6,137

Total Investment Company

(Cost $6,137)		6,137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS—18.4%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit,
5.28%, 9/4/07	$4,533	4,533
FHLB Discount Note,
4.26%, 9/4/07	1,325	1,324

Total Short-Term Investments

(Cost $5,857)		5,857

Total Investments—127.9%

(Cost $41,019)		40,636
Liabilities less Other Assets—(27.9)%		(8,872)

NET ASSETS—100.0%		$31,764

(1)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $1,345,000 or 4.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust,
4.48%, 1/29/49	9/21/06	$146
BBVA International Preferred S.A.
Unipersonal,
5.92%, 12/31/49	3/22/07	160
Capmark Financial Group, Inc.,
6.30%, 5/10/17	5/3/07-6/21/07	167
Lloyds TSB Group PLC,
6.27%, 12/31/49	11/6/06-1/26/07	134
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03-8/24/07	59
Residential Capital Corp.,
8.35%, 4/17/09	9/29/06	111
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49	2/16/06	277
SMFG Preferred Capital 1 Ltd.,
6.08%, 1/29/49	12/13/06	100
Time Warner Cable, Inc.,
5.85%, 5/1/17	4/4/07	125
USB Realty Corp.,
6.09%, 12/22/49	1/19/07	202

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Investment in affiliated portfolio
(6)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$41,019

Gross tax appreciation of investments	$63
Gross tax depreciation of investment	(446)

Net tax depreciation of investments	$(383)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES—45.7%
Automobile—16.0%
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2,
5.42%, 8/6/11	$2,950	$2,950
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3,
5.19%, 11/6/11	2,500	2,493
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A,
4.98%, 5/15/11	2,500	2,488
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3,
5.47%, 6/15/11	1,945	1,944
Daimler Chrysler Auto Trust, Series 2006-C, Class A4,
4.98%, 11/8/11	2,795	2,776
Ford Credit Auto Owner Trust, Series 2006-B, Class A3,
5.26%, 10/15/10	1,950	1,946
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3,
5.12%, 10/15/10	3,020	3,009
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3,
5.46%, 5/23/11	2,460	2,466
Nissan Auto Receivables Owner Trust, Series 2007-A, Class A3,
5.10%, 11/15/10 †	1,000	997
USAA Auto Owner Trust, Series 2005-4, Class A4,
4.89%, 8/15/12	1,555	1,544
Wachovia Auto Owner Trust, Series 2005-5, Class A5,
4.93%, 11/20/12	2,500	2,471

		25,084

Commercial Mortgage Services—22.7%
Banc of America Commercial Mortgage, Inc., Series 2000-2, Class A2,
7.20%, 9/15/32	2,500	2,592
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
4.18%, 11/10/41	2,611	2,554
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	1,375	1,353
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
7.44%, 8/15/31	2,424	2,496
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32	2,177	2,207
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
6.13%, 4/15/37	2,650	2,708
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2,
4.18%, 11/15/37	2,640	2,576
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
6.24%, 11/12/31	1,024	1,027
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	2,640	2,704
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
4.31%, 8/10/42	2,765	2,703
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2,
5.78%, 8/10/45	2,700	2,716
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	492	480
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	2,580	2,535
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
6.48%, 2/18/30	602	601
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2,
4.55%, 7/15/30	1,485	1,457

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES—45.7%—CONTINUED
Commercial Mortgage Services—22.7%—(continued)
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
4.89%, 9/15/30	$1,125	$1,113
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	2,640	2,574
Prudential Securities Secured Financing Corp., Series 1998-C1, Class A1B,
6.51%, 7/15/08	1,032	1,031

		35,427

Credit Card—7.0%
Bank One Issuance Trust, Series 2003-A9, Class A9,
3.86%, 6/15/11	3,095	3,052
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5,
5.50%, 6/22/12 †	1,945	1,963
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A,
5.08%, 9/15/12	2,900	2,904
MBNA Master Credit Card Trust, Series 1999-B, Class A,
5.90%, 8/15/11	3,000	3,038

		10,957

Total Asset-Backed Securities

(Cost $71,750)		71,468

CORPORATE BONDS—24.3%
Apparel—0.6%
Levi Strauss & Co.,
12.25%, 12/15/12	955	1,019

Auto Manufacturers—1.5%
Daimler Finance North American LLC,
7.20%, 9/1/09	2,230	2,303

Banks—1.4%
National City Corp.,
5.75%, 2/1/09 †	2,200	2,224

Diversified Financial Services—10.9%
Allstate Life Global Funding Trusts,
4.50%, 5/29/09 †	2,395	2,388
ANZ Capital Trust, (1) (2)
4.48%, 1/29/49	900	880
Associates Corp. of North America,
6.25%, 11/1/08	950	957
Capital One Bank,
4.25%, 12/1/08	930	912
Goldman Sachs Group, Inc.,
4.13%, 1/15/08 †	1,500	1,490
Household Finance Corp.,
4.63%, 1/15/08 †	1,820	1,813
International Lease Finance Corp.,
4.63%, 6/2/08	1,775	1,759
John Deere Capital Corp.,
4.88%, 3/16/09	1,125	1,125
JPMorgan Chase & Co.,
4.89%, 9/1/15	3,080	3,059
MBNA America Bank N.A.,
5.38%, 1/15/08 †	750	749
National Rural Utilities Cooperative Finance Corp.,
3.88%, 2/15/08 †	750	745
5.75%, 11/1/08	1,150	1,153

		17,030

Electric—2.7%
AES (The) Corp.,
9.50%, 6/1/09	1,030	1,063
Alabama Power Co.,
3.50%, 11/15/07	1,340	1,335
PSEG Energy Holdings LLC,
10.00%, 10/1/09	920	976
Public Service Electric & Gas,
4.00%, 11/1/08	880	866

		4,240

Holding Companies - Diversified—0.7%
Kansas City Southern Railway,
9.50%, 10/1/08	1,050	1,067

Insurance—0.2%
Prudential Financial, Inc.,
3.75%, 5/1/08 †	275	271

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS—24.3%—CONTINUED
Media—0.6%
AOL Time Warner, Inc.,
6.75%, 4/15/11	$855	$889

Oil & Gas—0.5%
Premcor Refining Group (The), Inc.,
9.50%, 2/1/13	345	365
USX Corp.,
6.85%, 3/1/08	400	402

		767

Pipelines—0.8%
Duke Capital LLC,
4.37%, 3/1/09	500	495
Williams Cos., Inc.,
8.13%, 3/15/12 †	690	740

		1,235

Retail—2.0%
CVS Caremark Corp.,
4.00%, 9/15/09 †	1,300	1,270
Target Corp.,
5.38%, 6/15/09 †	1,800	1,816

		3,086

Savings & Loans—1.1%
Washington Mutual, Inc.,
4.00%, 1/15/09 †	1,770	1,716

Telecommunications—1.3%
GTE Corp.,
7.51%, 4/1/09 †	1,000	1,029
Sprint Capital Corp.,
6.13%, 11/15/08	700	704
Verizon New Jersey, Inc.,
5.88%, 1/17/12	400	406

		2,139

Total Corporate Bonds

(Cost $38,252)		37,986

FOREIGN ISSUER BOND—0.6%
Telecommunications—0.6%
Telefonos de Mexico SAB de CV,
4.75%, 1/27/10	$885	$875

Total Foreign Issuer Bond

(Cost $885)		875

U.S. GOVERNMENT AGENCIES—10.7% (3)
Fannie Mae—6.0%
5.63%, 5/19/11	5,435	5,466
Pool #555649,
7.50%, 10/1/32	158	165
Pool #869217,
5.46%, 2/1/36	2,127	2,123
Pool #893082,
5.84%, 9/1/36	1,589	1,600

		9,354

Federal Home Loan Bank—1.5%
5.00%, 10/16/09	2,275	2,277

Freddie Mac—2.0%
5.25%, 2/24/11	2,440	2,454
5.25%, 10/6/11	686	689

		3,143

Small Business Administration—1.2%
Series 2005-P10B, Class 1,
4.94%, 8/10/15	1,969	1,932

Total U.S. Government Agencies

(Cost $16,762)		16,706

U.S. GOVERNMENT OBLIGATIONS—2.7%
U.S. Treasury Notes—2.7%
4.88%, 6/30/09 †	3,554	3,596
4.13%, 8/31/12	616	612

		4,208

Total U.S. Government Obligations

(Cost $4,186)		4,208

FIXED INCOME PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY—6.1%
Northern Institutional Funds - Liquid Assets Portfolio (4) (5)	9,517,429	$9,517

Total Investment Company

(Cost $9,517)		9,517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—15.3%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$23,880	23,880

Total Short-Term Investment

(Cost $23,880)		23,880
Total Investments—105.4%

(Cost $165,232)		164,640

Liabilities less Other Assets—(5.4)%		(8,459)

NET ASSETS—100.0%		$156,181

(1)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $880,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$874

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Investment in affiliated portfolio
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$165,232

Gross tax appreciation of investments	$256
Gross tax depreciation of investments	(848)

Net tax depreciation of investments	$(592)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U. S. GOVERNMENT SECURITIES PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES—50.2% (1)
Fannie Mae—14.7%
5.08%, 5/14/10	$500	$502
5.63%, 5/19/11	2,000	2,026
5.75%, 2/13/17	1,000	1,004
Pool #555649,
7.50%, 10/1/32	114	119
Pool #869217,
5.46%, 2/1/36	1,574	1,571
Pool #893082,
5.84%, 9/1/36	599	603
Pool TBA, (2)
5.50%, 10/15/33	4,150	4,053

		9,878

Federal Home Loan Bank—5.8%
5.00%, 10/16/09	3,895	3,899

Freddie Mac—17.5%
5.00%, 6/11/09	3,000	3,010
5.25%, 10/6/11	3,815	3,829
5.30%, 1/9/12	3,000	3,015
5.60%, 9/26/13	425	427
Series 2944, Class WD,
5.50%, 11/15/28	1,415	1,418

		11,699

Freddie Mac Gold—5.7%
Pool #E91020,
5.50%, 8/1/17	415	414
Pool TBA, (2)
6.00%, 12/31/49	3,400	3,397

		3,811

Freddie Mac Non Gold—1.5%
Pool #1J0365,
5.93%, 4/1/37	994	995
Pool #410092,
7.13%, 11/1/24	10	10

		1,005

Small Business Administration—5.0%
Participation Certificates, Series 2005-20L, Class 1, 5.39%, 12/1/25	750	752
Participation Certificates, Series 2006-20B, Class 1, 5.35%, 2/1/26	652	655
Participation Certificates, Series 2006-20D, Class 1, 5.64%, 4/1/26	878	891
Series 2005-P10B, Class 1, 4.94%, 8/10/15	1,083	1,063

		3,361

Total U.S. Government Agencies

(Cost $33,654)		33,653

U.S. GOVERNMENT OBLIGATIONS—21.7%
U.S. Treasury Inflation Indexed Note—16.0%
3.00%, 7/15/12 †	10,368	10,701

U.S. Treasury Note—5.7%
4.00%, 8/31/09 †	3,867	3,856

Total U.S. Government Obligations

(Cost $14,508)		14,557

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY—22.2%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	14,884,430	14,884

Total Investment Company

(Cost $14,884)		14,884

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—38.7%
FHLB Discount Note,
4.26%, 9/4/07	$25,911	25,902

Total Short-Term Investment

(Cost $25,902)		25,902
Total Investments—132.8%

(Cost $88,948)		88,996
Liabilities less Other Assets—(32.8)%		(21,964)

NET ASSETS—100.0%		$67,032

FIXED INCOME PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security
(3)	Investment in affiliated portfolio
(4)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$88,948

Gross tax appreciation of investments	$132
Gross tax depreciation of investment	(84)

Net tax appreciation of investments	$48

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    FIXED INCOME PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—93.8%
Australia—3.0%
Cochlear Ltd. †	58,846	$3,227
Suncorp-Metway Ltd. †	236,169	3,885

		7,112

Canada—1.7%
Bombardier, Inc., Class B *	665,400	3,907

China—0.8%
Bank of China Ltd.	3,441,000	1,770

Finland—2.3%
Nokia OYJ	162,750	5,359

France—7.0%
Accor S.A.	23,098	1,983
Alstom	12,296	2,223
AXA S.A.	105,373	4,222
L’Oreal S.A. †	36,565	4,283
Thales S.A. *	65,447	3,714

		16,425

Germany—14.5%
Deutsche Bank A.G. (Registered)	21,390	2,641
Deutsche Telekom A.G. (Registered)	241,744	4,492
E.ON A.G.	20,972	3,519
Linde A.G.	35,731	4,194
MAN A.G.	26,374	3,783
Merck KGaA	27,751	3,559
Metro A.G.	45,503	3,943
SAP A.G.	80,733	4,348
Siemens A.G. (Registered)	26,374	3,313

		33,792

Greece—1.5%
National Bank of Greece S.A.	60,536	3,601

Ireland—0.7%
Allied Irish Banks PLC	67,068	1,712

Italy—7.2%
ENI S.p.A.	142,861	4,940
Finmeccanica S.p.A. †	64,794	1,899
Lottomatica S.p.A. †	93,957	3,377
UniCredito Italiano S.p.A. (Milan Exchange)	528,404	4,528
Unione di Banche Italiane SCPA	82,637	2,112

		16,856

Japan—13.1%
East Japan Railway Co.	500	3,988
Fanuc Ltd.	37,000	3,603
Kirin Brewery Co. Ltd.	231,000	2,880
Komatsu Ltd.	132,200	4,078
Mizuho Financial Group, Inc.	622	3,940
Shin-Etsu Chemical Co. Ltd.	54,600	3,954
Sony Corp.	48,200	2,324
Toyota Motor Corp.	98,700	5,766

		30,533

Netherlands—4.7%
Qiagen N.V. * †	198,495	3,410
Royal Dutch Shell PLC, Class B (London Exchange)	193,700	7,553

		10,963

Norway—0.8%
Petroleum Geo-Services ASA *	83,750	1,968

Singapore—1.6%
CapitaLand Ltd.	295,000	1,433
Cosco Corp. Singapore Ltd.	701,000	2,323

		3,756

Spain—3.7%
Banco Santander S.A.	169,845	3,101
Telefonica S.A.	225,850	5,606

		8,707

Sweden—0.9%
Assa Abloy AB, Class B	17,089	353
Autoliv, Inc. SDR †	31,286	1,799

		2,152

Switzerland—11.2%
ABB Ltd. (Registered)	104,034	2,557
Julius Baer Holding A.G. (Registered)	36,760	2,434
Logitech International S.A. (Registered) *	57,401	1,549
Nestle S.A. (Registered)	13,909	6,048
Roche Holding A.G. (Genusschein)	32,946	5,725
Swiss Life Holding (Registered) *	14,390	3,414
Syngenta A.G. (Registered)	10,478	1,960
Xstrata PLC	42,503	2,489

		26,176

United Kingdom—19.1%
BHP Billiton PLC	216,404	6,365
BT Group PLC	664,601	4,231
Centrica PLC	505,472	3,928
GlaxoSmithKline PLC	233,205	6,088

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—93.8%—CONTINUED
United Kingdom—19.1%—(continued)
ITV PLC	1,545,789	$3,419
Lloyds TSB Group PLC	435,649	4,787
Prudential PLC	296,908	4,208
Smith & Nephew PLC	282,298	3,324
Vodafone Group PLC	1,995,139	6,428
WPP Group PLC	129,275	1,840

		44,618

Total Common Stocks

(Cost $193,753)		219,407

INVESTMENT COMPANY—3.5%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	8,106,454	8,106

Total Investment Company

(Cost $8,106)		8,106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—0.7%
Calyon Financial Products (Guernsey) Ltd.,Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$1,645	1,645

Total Short-Term Investment

(Cost $1,645)		1,645
Total Investments—98.0%

(Cost $203,504)		229,158
Other Assets less Liabilities—2.0%		4,612

NET ASSETS—100.0%		$233,770

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2007, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	9.3%
Consumer Staples	7.8
Energy	6.6
Financials	21.9
Health Care	11.5
Industrials	16.3
Information Technology	5.1
Materials	8.6
Telecommunication Services	9.5
Utilities	3.4

Total	100.0%

At August 31, 2007, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG TERM INVESTMENTS
Euro	40.9%
British Pound	24.9
Japanese Yen	13.9
Swiss Franc	10.8
All other currencies less than 5%	9.5

Total	100.0%

At August 31, 2007, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (000S)
British Pound	613	Swedish Krona	8,510	9/3/07	$2
Australian Dollar	115	Canadian Dollar	132	9/4/07	—
Japanese Yen	139,428	U.S. Dollar	1,200	9/4/07	6

Total					$8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO (continued)

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$203,504

Gross tax appreciation of investments	$29,050
Gross tax depreciation of investments	(3,396)

Net tax appreciation of investments	$25,654

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%
Australia—5.9%
ABC Learning Centres Ltd. †	3,301	$19
AGL Energy Ltd. †	3,448	43
Alumina Ltd. †	8,979	51
Amcor Ltd. †	7,167	45
AMP Ltd. †	14,911	128
Ansell Ltd.	1,440	15
APN News & Media Ltd. †	2,226	10
Aristocrat Leisure Ltd. †	2,790	32
Asciano Group * †	5,550	39
ASX Ltd. †	1,359	52
Australia & New Zealand Banking Group Ltd.	14,669	348
AXA Asia Pacific Holdings Ltd. †	6,932	43
Babcock & Brown Ltd. †	1,809	35
BHP Billiton Ltd. †	27,259	857
Billabong International Ltd. †	1,509	20
BlueScope Steel Ltd. †	5,778	50
Boral Ltd. †	4,730	31
Brambles Ltd. *	12,209	138
Caltex Australia Ltd.	1,074	21
Centro Properties Group †	6,721	45
CFS Retail Property Trust †	13,825	27
Challenger Financial Services Group Ltd. †	2,961	13
Coca-Cola Amatil Ltd. †	4,183	33
Cochlear Ltd. †	437	24
Coles Group Ltd. †	9,028	105
Commonwealth Bank of Australia †	10,547	476
Commonwealth Property Office Fund †	11,582	16
Computershare Ltd. †	4,051	34
CSL Ltd. †	1,462	117
CSR Ltd. †	8,400	23
DB RREEF Trust †	23,583	39
Downer EDI Ltd. †	1,909	10
Fairfax Media Ltd. †	9,489	36
Fortescue Metals Group Ltd. *	1,313	37
Foster’s Group Ltd.	16,131	83
Futuris Corp. Ltd.	5,005	10
Goodman Fielder Ltd.	9,902	21
Goodman Group †	11,518	64
GPT Group	16,236	64
Harvey Norman Holdings Ltd. †	4,700	20
Iluka Resources Ltd. †	2,161	10
ING Industrial Fund †	7,392	16
Insurance Australia Group Ltd. †	13,951	57
Investa Property Group †	12,133	30
Leighton Holdings Ltd. †	1,106	40
Lend Lease Corp. Ltd.	2,864	45
Lion Nathan Ltd. †	2,500	19
Macquarie Airports	6,369	23
Macquarie Bank Ltd. †	2,020	121
Macquarie Communications Infrastructure Group †	4,383	21
Macquarie Infrastructure Group †	21,114	57
Macquarie Office Trust	16,218	21
Mirvac Group †	8,014	35
Multiplex Group	5,964	24
National Australia Bank Ltd. †	12,935	423
Newcrest Mining Ltd. †	2,662	53
OneSteel Ltd. †	7,811	39
Orica Ltd. †	2,473	58
Origin Energy Ltd. †	6,913	56
Pacific Brands Ltd.	4,000	11
Paladin Resources Ltd. * †	5,754	29
PaperlinX Ltd. †	3,700	10
Perpetual Ltd. †	295	18
Publishing & Broadcasting Ltd.	3,553	52
Qantas Airways Ltd.	7,735	35
QBE Insurance Group Ltd. †	6,623	189
Rio Tinto Ltd. †	2,273	174
Santos Ltd. †	4,759	52
Sonic Healthcare Ltd. †	2,265	29
Stockland	11,406	80
Suncorp-Metway Ltd. †	7,317	120
Symbion Health Ltd. †	6,769	23
TABCORP Holdings Ltd. †	4,175	52
Tattersall’s Ltd. †	8,554	29
Telstra Corp. Ltd.	22,811	82
Telstra Corp. Ltd.	11,825	28
Toll Holdings Ltd. †	4,276	48
Transurban Group †	8,249	48
Wesfarmers Ltd. †	3,014	95
Westfield Group	13,897	238
Westpac Banking Corp. †	14,718	328
Woodside Petroleum Ltd.	3,711	138
Woolworths Ltd. †	9,575	234
WorleyParsons Ltd. †	1,528	48

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Australia—5.9%—(continued)
Zinifex Ltd. †	3,872	$53

		6,665

Austria—0.6%
Andritz A.G.	360	23
bwin Interactive Entertainment A.G. *	240	6
Erste Bank der Oesterreichischen Sparkassen A.G.	1,506	109
Flughafen Wien A.G.	99	10
Immoeast A.G. *	3,310	41
IMMOFINANZ A.G. *	3,559	44
Mayr-Melnhof Karton A.G.	50	5
Meinl European Land Ltd. A.G. * †	2,380	43
Oesterreichische Elektrizitaetswirtschafts A.G. (Verbund), Class A †	790	39
OMV A.G.	1,310	81
Raiffeisen International Bank Holding A.G. †	280	40
RHI A.G. *	174	9
Telekom Austria A.G.	2,976	77
Voestalpine A.G.	902	74
Wiener Staedtische Versicherung A.G.	300	21
Wienerberger A.G. †	557	40

		662

Belgium—1.2%
AGFA-Gevaert N.V.	1,025	21
Barco N.V. †	100	10
Bekaert N.V.	140	18
Belgacom S.A.	1,295	57
Cofinimmo	50	9
Colruyt S.A.	132	28
Compagnie Maritime Belge S.A.	152	10
D’ieteren S.A.	40	16
Delhaize Group	616	60
Dexia	4,163	115
Fortis	9,846	361
Groupe Bruxelles Lambert S.A. †	644	76
InBev N.V.	1,458	120
KBC Groep N.V.	1,444	181
Mobistar S.A.	355	29
Omega Pharma S.A.	150	13
Solvay S.A., Class A	505	75
UCB S.A. †	875	49
Umicore	197	45

		1,293

Bermuda—0.1%
Frontline Ltd. †	600	28
SeaDrill Ltd. * †	2,000	37

		65

China—0.1%
Belle International Holdings Ltd.	25,000	29
Foxconn International Holdings Ltd. * †	17,000	45
Tencent Holdings Ltd.	7,000	36
Tingyi Cayman Islands Holding Corp. †	20,000	29

		139

Denmark—0.9%
A.P. Moller-Maersk A/S	9	118
Bang & Olufsen A/S, Class B †	84	9
Carlsberg A/S, Class B	250	34
Coloplast A/S, Class B †	224	21
D/S Torm A/S	296	13
Danisco A/S †	525	38
Danske Bank A/S	3,612	148
DSV A/S †	1,603	36
East Asiatic Co. Ltd. A/S	159	11
FLSmidth & Co. A/S	423	40
GN Store Nord A/S * †	2,322	23
H. Lundbeck A/S	597	14
Jyske Bank A/S (Registered) * †	468	35
NKT Holding A/S	280	30
Novo-Nordisk A/S, Class B	1,915	213
Novozymes A/S, Class B	367	43
Sydbank A/S	501	23
Topdanmark A/S * †	140	22
TrygVesta A/S †	211	17
Vestas Wind Systems A/S *	1,473	100
William Demant Holding A/S * †	201	18

		1,006

Finland—1.8%
Amer Sports OYJ, Class A †	600	14
Cargotec Corp., Class B	303	15
Elisa OYJ †	1,189	33
Fortum OYJ	3,532	117
Kesko OYJ, Class B	706	41

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Finland—1.8%—(continued)
Kone OYJ, Class B	607	$40
Konecranes OYJ	400	15
Metso OYJ	1,014	65
Neste Oil OYJ †	1,020	35
Nokia OYJ	32,903	1,084
Nokian Renkaat OYJ †	1,028	36
OKO Bank PLC, Class A	700	14
Orion OYJ, Class B	600	14
Outokumpu OYJ †	900	27
Rautaruukki OYJ	668	36
Sampo OYJ, Class A	3,437	98
Sanoma-WSOY OYJ	771	24
Stora Enso OYJ (Registered) †	4,620	82
TietoEnator OYJ †	880	21
UPM-Kymmene OYJ †	4,161	94
Uponor OYJ †	600	23
Wartsila OYJ, Class B	669	42
YIT OYJ †	1,190	36

		2,006

France—9.3%
Accor S.A.	1,434	123
ADP †	359	41
Air France-KLM	964	40
Air Liquide	1,929	246
Alcatel-Lucent	18,366	201
Alstom	825	149
Atos Origin S.A. *	660	37
AXA S.A.	12,484	500
BNP Paribas	6,788	716
Bouygues	1,731	136
Business Objects S.A. *	913	40
Cap Gemini S.A.	1,089	71
Carrefour S.A.	4,765	334
Casino Guichard Perrachon S.A.	346	35
Cie de Saint-Gobain	2,638	287
Cie Generale d’Optique Essilor International S.A. †	1,569	95
CNP Assurances †	436	56
Credit Agricole S.A.	5,240	198
Dassault Systemes S.A.	458	27
France Telecom S.A.	14,724	444
Gaz de France S.A.	1,565	78
Gecina S.A.	151	25
Groupe Danone	3,527	269
Hermes International †	552	60
Icade	309	19
Imerys S.A. †	252	23
Klepierre *	184	29
L’Oreal S.A.	1,992	233
Lafarge S.A.	1,191	185
Lagardere S.C.A.	965	79
LVMH Moet Hennessy Louis Vuitton S.A.	1,948	218
M6-Metropole Television †	708	21
Michelin Compagnie Generale des Establissements, Class B	1,142	144
Neopost S.A.	256	39
PagesJaunes Groupe S.A. †	1,084	22
Pernod-Ricard	718	151
Peugeot S.A. †	1,213	103
PPR	613	106
Publicis Groupe	1,106	48
Renault S.A.	1,473	199
Safran S.A. †	1,596	38
Sanofi-Aventis	8,295	677
Schneider Electric S.A.	1,725	229
SCOR SE *	1,818	45
Societe BIC S.A.	278	21
Societe Des Autoroutes Paris-Rhin-Rhone †	216	22
Societe Generale	3,007	485
Societe Television Francaise 1	937	27
Sodexho Alliance S.A. †	759	50
Suez S.A.	8,128	462
Suez S.A. (Strip VVPR) *	1,400	—
Technip S.A.	799	64
Thales S.A.	705	40
Thomson	2,559	42
Total S.A.	17,488	1,316
Unibail-Rodamco	591	142
Valeo S.A.	654	32
Vallourec	379	101
Veolia Environment	2,757	211
Vinci S.A.	3,168	226
Vivendi	9,202	376
Zodiac S.A. †	413	30

		10,463

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Germany—7.8%
Adidas A.G. †	1,619	$95
Allianz S.E. (Registered)	3,599	771
Altana A.G.	757	17
Arcandor A.G. * †	651	18
BASF A.G. †	4,066	538
Bayer A.G.	5,912	466
Beiersdorf A.G.	701	47
Bilfinger Berger A.G.	376	31
Celesio A.G.	676	42
Commerzbank A.G.	4,965	204
Continental A.G.	1,044	136
DaimlerChrysler A.G. (Registered)	7,840	696
Deutsche Bank A.G. (Registered)	4,131	510
Deutsche Boerse A.G.	1,622	179
Deutsche Lufthansa A.G. (Registered)	1,821	53
Deutsche Post A.G. (Registered)	6,171	179
Deutsche Postbank A.G.	652	47
Deutsche Telekom A.G. (Registered)	22,544	419
Douglas Holding A.G.	249	15
E.ON A.G.	5,040	846
Fresenius Medical Care A.G. & Co. KGaA	1,501	74
HeidelbergCement A.G. (VVPR) *	83	—
Heidelberger Druckmaschinen A.G.	661	30
Henkel KGaA	795	37
Hochtief A.G. †	334	33
Hypo Real Estate Holding †	1,066	59
Infineon Technologies A.G. *	5,947	93
IVG Immobilien A.G. †	872	31
Linde A.G.	936	110
MAN A.G.	897	129
Merck KGaA	514	66
Metro A.G.	1,289	112
MLP A.G. †	930	15
Muenchener Rueckversicherungs A.G. (Registered)	1,735	300
Premiere A.G. *	528	11
Puma A.G. Rudolf Dassler Sport A.G.	64	26
Rheinmetall A.G.	286	24
RWE A.G.	3,538	398
Salzgitter A.G.	327	65
SAP A.G.	7,053	380
Siemens A.G. (Registered)	6,912	868
Solarworld A.G. †	680	34
Suedzucker A.G. †	487	9
ThyssenKrupp A.G.	2,864	167
TUI A.G. * †	1,697	44
Volkswagen A.G.	1,290	266
Wincor Nixdorf A.G.	250	21

		8,711

Greece—0.7%
Alpha Bank A.E.	3,078	100
Coca Cola Hellenic Bottling Co. S.A.	860	41
Cosmote Mobile Telecommunications S.A.	970	30
EFG Eurobank Ergasias S.A.	2,188	75
Folli-Follie S.A. (Registered)	120	5
Hellenic Exchanges S.A. Holding	510	14
Hellenic Petroleum S.A.	1,730	24
Hellenic Technodomiki Tev S.A.	648	9
Hellenic Telecommunications Organization S.A.	2,860	94
National Bank of Greece S.A.	3,207	191
OPAP S.A.	1,774	65
Piraeus Bank S.A.	1,885	64
Public Power Corp. S.A.	1,133	35
Titan Cement Co. S.A.	490	24
Viohalco	870	13

		784

Hong Kong—1.8%
ASM Pacific Technology †	2,000	18
Bank of East Asia Ltd. †	11,115	62
BOC Hong Kong Holdings Ltd.	29,000	70
Cathay Pacific Airways Ltd. †	14,000	37
Cheung Kong Holdings Ltd.	12,000	176
Cheung Kong Infrastructure Holdings Ltd. †	4,000	15
CLP Holdings Ltd.	10,000	69
Esprit Holdings Ltd. *	8,000	116
Giordano International Ltd. †	12,000	6
Hang Lung Properties Ltd.	16,000	59
Hang Seng Bank Ltd.	6,100	96
Henderson Land Development Co. Ltd. †	7,000	48
Hong Kong & China Gas Co. Ltd. †	29,012	67
Hong Kong Electric Holdings Ltd.	11,000	55
Hong Kong Exchanges and Clearing Ltd.	9,000	166
Hopewell Holdings Ltd.	5,000	24
Hutchison Telecommunications International Ltd. †	16,000	21

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Hong Kong—1.8%—(continued)
Hutchison Whampoa Ltd.	16,500	$164
Hysan Development Co. Ltd. †	5,249	13
Johnson Electric Holdings Ltd.	13,200	7
Kerry Properties Ltd. †	4,074	30
Kingboard Chemicals Holdings Ltd.	6,000	35
Li & Fung Ltd.	16,620	62
Link REIT (The)	17,000	34
Melco International Development †	7,000	11
MTR Corp. †	10,861	26
New World Development Ltd. †	19,169	46
Noble Group Ltd.	9,000	10
Orient Overseas International Ltd.	2,000	22
PCCW Ltd. †	40,364	24
Shangri-La Asia Ltd.	9,172	22
Shui On Land Ltd.	20,000	21
Shun TAK Holdings Ltd. †	10,000	15
Sino Land Co.	13,356	31
Sun Hung Kai Properties Ltd.	11,172	149
Swire Pacific Ltd., Class A	6,500	72
Techtronic Industries Co. †	14,000	16
Television Broadcasts Ltd.	3,000	18
Wharf Holdings Ltd.	10,000	41
Wing Hang Bank Ltd.	1,000	13
Yue Yuen Industrial Holdings Ltd. †	7,000	21

		2,008

Ireland—0.8%
Allied Irish Banks PLC	6,965	178
Bank of Ireland - Dublin	6,268	116
Bank of Ireland - London	1,515	28
C&C Group PLC †	3,822	28
CRH PLC - Dublin	3,368	146
CRH PLC - London	949	41
DCC PLC	639	17
Depfa Bank PLC	2,667	50
Elan Corp. PLC * †	3,718	71
Experian Group Ltd.	8,129	86
Grafton Group PLC *	1,808	24
Greencore Group PLC	1,382	8
Iaws Group PLC †	1,007	20
Independent News & Media PLC	4,245	20
Kerry Group PLC, Class A	1,103	27
Kingspan Group PLC (Dublin Exchange)	1,437	37
Paddy Power PLC	493	15
Ryanair Holdings PLC *	3,150	23

		935

Italy—3.7%
Alleanza Assicurazioni S.p.A.	3,366	43
Arnoldo Mondadori Editore S.p.A. †	1,000	9
Assicurazioni Generali S.p.A. †	8,386	343
Atlantia S.p.A. *	2,049	68
Autogrill S.p.A.	1,000	21
Banca Monte dei Paschi di Siena S.p.A. †	8,763	56
Banca Popolare di Milano Scrl	3,301	48
Banco Popolare Scarl *	5,319	133
Bulgari S.p.A.	1,672	23
Capitalia S.p.A.	13,421	128
Enel S.p.A.	34,408	355
ENI S.p.A.	21,088	729
Fiat S.p.A. †	5,646	150
Finmeccanica S.p.A.	2,366	69
Fondiaria-Sai S.p.A.	771	36
Intesa Sanpaolo S.p.A.	61,253	462
Intesa Sanpaolo S.p.A. (RNC)	7,416	52
Italcementi S.p.A.	723	18
Lottomatica S.p.A.	653	23
Luxottica Group S.p.A. †	1,098	38
Mediaset S.p.A.	6,106	65
Mediobanca S.p.A.	3,901	84
Mediolanum S.p.A. †	2,000	15
Parmalat S.p.A.	12,406	45
Pirelli & C. S.p.A. *	29,835	34
Seat Pagine Gialle S.p.A.	48,101	27
Snam Rete Gas S.p.A.	7,000	41
Telecom Italia S.p.A.	85,134	242
Telecom Italia S.p.A. (RNC)	47,926	107
Terna S.p.A.	9,544	34
UniCredito Italiano S.p.A. (Milan Exchange)	63,492	544
Unione di Banche Italiane SCPA	4,829	123

		4,165

Japan—20.9%
77 Bank (The) Ltd.	3,000	20
Acom Co. Ltd. †	760	23
Aderans Holdings Co. Ltd. *	500	9
Advantest Corp.	1,300	48

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Japan—20.9%—(continued)
Aeon Co. Ltd.	5,100	$70
Aeon Credit Service Co. Ltd. †	900	11
Aeon Mall Co. Ltd.	500	15
Aiful Corp. †	1,000	20
Aisin Seiki Co Ltd.	1,500	57
Ajinomoto Co., Inc.	5,000	63
Alfresa Holdings Corp.	300	20
All Nippon Airways Co. Ltd.	5,000	20
Alps Electric Co. Ltd.	1,000	12
Amada Co. Ltd.	3,000	33
Aoyama Trading Co. Ltd.	600	16
Asahi Breweries Ltd.	3,300	49
Asahi Glass Co. Ltd.	7,000	88
Asahi Kasei Corp.	9,000	68
Asatsu-DK, Inc. †	500	17
Asics Corp.	1,000	13
Astellas Pharma, Inc.	4,300	200
Autobacs Seven Co. Ltd.	200	5
Bank of Kyoto (The) Ltd. †	2,000	24
Bank of Yokohama (The) Ltd.	9,000	64
Benesse Corp.	700	26
Bridgestone Corp.	4,800	96
Canon Marketing Japan, Inc.	1,000	20
Canon, Inc.	8,500	486
Casio Computer Co. Ltd. †	1,900	29
Central Glass Co. Ltd.	2,000	10
Central Japan Railway Co.	13	146
Chiba Bank (The) Ltd.	6,000	48
Chiyoda Corp. †	1,000	17
Chubu Electric Power Co., Inc.	5,300	142
Chugai Pharmaceutical Co. Ltd. †	2,200	40
Citizen Holdings Co. Ltd.	2,700	25
Coca-Cola West Holdings Co. Ltd. †	600	13
COMSYS Holdings Corp.	1,000	11
Credit Saison Co. Ltd.	1,300	34
CSK Corp.	500	18
Dai Nippon Printing Co. Ltd.	5,000	73
Daicel Chemical Industries Ltd.	3,000	21
Daido Steel Co. Ltd. †	2,000	17
Daiichi Sankyo Co Ltd.	5,500	150
Daikin Industries Ltd.	2,100	94
Daimaru (The), Inc. †	2,000	22
Dainippon Ink & Chemicals, Inc.	5,000	21
Dainippon Screen Manufacturing Co. Ltd.	1,000	7
Daito Trust Construction Co. Ltd.	800	38
Daiwa House Industry Co. Ltd.	4,000	53
Daiwa Securities Group, Inc.	15,000	149
Denki Kagaku Kogyo Kabushki Kaisha	6,000	31
Denso Corp.	3,900	137
Dentsu, Inc.	15	42
Dowa Mining Co. Ltd.	2,000	22
E*Trade Securities Co. Ltd. †	12	11
East Japan Railway Co.	27	215
Ebara Corp. †	2,000	9
EDION Corp.	1,000	11
Eisai Co. Ltd.	2,000	83
Electric Power Development Co.	1,200	44
Elpida Memory, Inc. * †	1,000	39
FamilyMart Co. Ltd.	800	21
Fanuc Ltd.	1,500	146
Fast Retailing Co. Ltd.	500	29
Fuji Electric Holdings Co. Ltd.	6,000	26
Fuji Television Network, Inc.	4	8
FUJIFILM Holdings Corp.	3,900	170
Fujikura Ltd.	4,000	24
Fujitsu Ltd.	15,000	103
Fukuoka Financial Group, Inc. *	6,000	34
Furukawa Electric (The) Co. Ltd.	6,000	29
Glory Ltd.	500	15
Gunma Bank (The) Ltd.	3,000	21
Gunze Ltd.	2,000	10
Hachijuni Bank (The) Ltd.	2,872	22
Hakuhodo DY Holdings, Inc.	80	6
Hankyu Department Stores †	1,000	9
Hankyu Hanshin Holdings, Inc. †	10,000	51
Haseko Corp. * †	9,000	24
Hikari Tsushin, Inc.	300	9
Hino Motors Ltd.	2,000	14
Hirose Electric Co. Ltd.	200	24
Hiroshima Bank (The) Ltd.	5,000	29
Hitachi Cable Ltd.	1,000	6
Hitachi Chemical Co. Ltd.	1,300	27
Hitachi Construction Machinery Co. Ltd. †	1,100	39
Hitachi High-Technologies Corp.	1,000	23

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%—CONTINUED
Japan—20.9%—(continued)
Hitachi Ltd.	27,000	$175
Hokkaido Electric Power Co., Inc.	1,400	32
Hokuhoku Financial Group, Inc.	9,000	26
Honda Motor Co. Ltd.	12,800	423
House Foods Corp.	1,000	16
Hoya Corp.	3,300	115
Ibiden Co. Ltd.	1,000	85
Idemitsu Kosan Co. Ltd.	100	11
IHI Corp. *	10,000	33
Inpex Holdings, Inc.	7	64
Isetan Co. Ltd.	2,000	26
Ito En Ltd. †	600	15
Itochu Corp.	12,000	130
Itochu Techno-Science Corp. †	400	16
Jafco Co. Ltd. †	400	16
Japan Airlines Corp. *	6,000	14
Japan Petroleum Exploration Co.	200	13
Japan Prime Realty Investment Corp.	3	12
Japan Real Estate Investment Corp.	3	33
Japan Retail Fund Investment Corp.	4	33
Japan Steel Works Ltd.	3,000	44
Japan Tobacco, Inc.	36	200
JFE Holdings, Inc.	4,800	314
JGC Corp.	2,000	35
Joyo Bank (The) Ltd.	5,000	27
JS Group Corp.	2,100	42
JSR Corp.	1,800	40
Jupiter Telecommunications Co. Ltd. *	16	12
Kajima Corp.	9,000	37
Kamigumi Co. Ltd.	2,000	17
Kaneka Corp.	3,000	24
Kansai Electric Power Co., Inc.	6,100	143
Kansai Paint Co. Ltd.	2,000	15
Kao Corp.	4,000	114
Kawasaki Heavy Industries Ltd.	11,000	43
Kawasaki Kisen Kaisha Ltd.	4,000	52
KDDI Corp.	20	155
Keihin Electric Express Railway Co. Ltd. †	4,000	25
Keio Corp.	5,000	31
Keisei Electric Railway Co. Ltd. †	2,000	11
Keyence Corp.	300	67
Kikkoman Corp.	1,000	14
Kinden Corp.	1,000	9
Kintetsu Corp.	13,000	39
Kirin Holdings Co. Ltd.	6,000	75
Kobe Steel Ltd.	21,000	77
Kokuyo Co. Ltd. †	1,000	10
Komatsu Ltd.	7,100	219
Konami Corp.	1,000	25
Konica Minolta Holdings, Inc.	4,000	63
Koyo Seiko Co. Ltd.	2,000	32
Kubota Corp.	9,000	70
Kuraray Co. Ltd.	3,000	39
Kurita Water Industries Ltd. †	900	27
Kyocera Corp.	1,300	119
Kyowa Hakko Kogyo Co. Ltd.	3,000	29
Kyushu Electric Power Co., Inc.	3,000	80
Lawson, Inc.	800	27
Leopalace21 Corp.	1,300	40
Mabuchi Motor Co. Ltd.	300	20
Makita Corp.	900	35
Marubeni Corp.	13,000	106
Marui Co. Ltd.	3,000	34
Matsushita Electric Industrial Co. Ltd.	16,000	279
Matsushita Electric Works Ltd.	3,000	37
Mediceo Paltac Holdings Co. Ltd.	1,100	17
Meiji Dairies Corp.	3,000	17
Meiji Seika Kaisha Ltd. †	3,000	14
Meitec Corp. †	500	16
Millea Holdings, Inc.	6,100	236
Minebea Co. Ltd.	4,000	24
Mitsubishi Chemical Holdings Corp.	9,500	89
Mitsubishi Corp.	10,700	301
Mitsubishi Electric Corp.	15,000	176
Mitsubishi Estate Co. Ltd.	9,000	241
Mitsubishi Gas Chemical Co., Inc.	3,000	25
Mitsubishi Heavy Industries Ltd.	25,000	153
Mitsubishi Logistics Corp. †	1,000	14
Mitsubishi Materials Corp.	9,000	50
Mitsubishi Rayon Co. Ltd.	5,000	32
Mitsubishi UFJ Financial Group, Inc.	66	633
Mitsubishi UFJ Lease & Finance Co. Ltd.	290	11
Mitsubishi UFJ Securities Co. Ltd. †	3,000	29
Mitsui & Co. Ltd.	14,000	292

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Japan—20.9%—(continued)
Mitsui Chemicals, Inc.	5,000	$45
Mitsui Engineering & Shipbuilding Co. Ltd. †	6,000	31
Mitsui Fudosan Co. Ltd.	7,000	183
Mitsui Mining & Smelting Co. Ltd.	4,000	16
Mitsui O.S.K. Lines Ltd.	9,000	133
Mitsui Sumitomo Insurance Co. Ltd.	10,000	113
Mitsui Trust Holdings, Inc.	7,000	58
Mitsukoshi Ltd. †	4,000	18
Mitsumi Electric Co. Ltd.	700	26
Mizuho Financial Group, Inc.	81	513
Murata Manufacturing Co. Ltd.	1,700	119
Namco Bandai Holdings, Inc. †	1,600	23
NEC Corp.	16,000	76
NEC Electronics Corp. * †	300	8
NGK Insulators Ltd.	2,000	66
NGK Spark Plug Co. Ltd. †	1,000	17
Nichirei Corp.	2,000	9
Nidec Corp.	900	63
Nikko Cordial Corp.	3,200	41
Nikon Corp.	3,000	94
Nintendo Co. Ltd.	800	371
Nippon Building Fund, Inc.	4	52
Nippon Electric Glass Co. Ltd.	3,000	44
Nippon Express Co. Ltd.	6,000	32
Nippon Kayaku Co. Ltd.	1,000	8
Nippon Meat Packers, Inc.	1,000	11
Nippon Mining Holdings, Inc.	7,000	63
Nippon Oil Corp.	10,000	84
Nippon Paper Group, Inc.	9	30
Nippon Sheet Glass Co. Ltd.	6,000	35
Nippon Shokubai Co. Ltd.	1,000	9
Nippon Steel Corp.	46,000	323
Nippon Telegraph & Telephone Corp.	41	191
Nippon Yusen Kabushiki Kaisha	9,000	89
Nishi-Nippon City Bank (The) Ltd.	7,000	22
Nishimatsu Construction Co. Ltd. †	2,000	7
Nissan Chemical Industries Ltd. †	1,000	13
Nissan Motor Co. Ltd.	18,000	173
Nisshin Seifun Group, Inc.	2,000	18
Nisshin Steel Co. Ltd.	6,000	24
Nisshinbo Industries, Inc.	1,000	12
Nissin Food Products Co. Ltd. †	900	29
Nitori Co Ltd. †	300	16
Nitto Denko Corp.	1,300	61
NOK Corp.	900	17
Nomura Holdings, Inc.	14,100	250
Nomura Real Estate Holdings, Inc.	600	17
Nomura Real Estate Office Fund, Inc. †	3	29
Nomura Research Institute Ltd.	900	30
NSK Ltd.	4,000	34
NTN Corp.	4,000	33
NTT Data Corp.	10	48
NTT DoCoMo, Inc.	130	199
NTT Urban Development Corp.	14	25
Obayashi Corp. †	6,000	31
Obic Co. Ltd.	100	20
Odakyu Electric Railway Co. Ltd. †	6,000	37
OJI Paper Co. Ltd. †	9,000	45
Oki Electric Industry Co. Ltd. * †	5,000	9
Okuma Corp.	1,000	15
Okumura Corp. †	2,000	11
Olympus Corp.	2,000	85
Omron Corp.	1,700	45
Onward Holdings Co. Ltd.	1,000	12
Oracle Corp. Japan †	400	18
Oriental Land Co. Ltd. †	400	23
ORIX Corp.	720	154
Osaka Gas Co. Ltd.	16,000	59
Otsuka Corp.	200	20
Park24 Co. Ltd. †	1,300	13
Pioneer Corp. †	1,200	15
Promise Co. Ltd.	850	23
QP Corp. †	1,400	13
Rakuten, Inc. †	52	19
Resona Holdings, Inc. †	45	95
Ricoh Co. Ltd.	6,000	133
Rohm Co. Ltd.	800	71
Ryohin Keikaku Co. Ltd.	200	13
Sanken Electric Co. Ltd. †	1,000	7
Sankyo Co. Ltd.	600	25
Santen Pharmaceutical Co. Ltd.	500	12
Sanwa Shutter Corp.	2,000	12
Sanyo Electric Co. Ltd. * †	13,000	20
Sapporo Hokuyo Holdings, Inc.	2	21

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Japan—20.9%—(continued)
Sapporo Holdings Ltd. †	3,000	$17
SBI Holdings, Inc.	96	26
Secom Co. Ltd.	1,700	83
Sega Sammy Holdings, Inc. †	1,900	29
Seiko Epson Corp.	1,000	26
Seino Holdings Co. Ltd.	1,000	10
Sekisui Chemical Co. Ltd.	5,000	37
Sekisui House Ltd.	4,000	52
Seven & I Holdings Co. Ltd.	6,500	174
Sharp Corp.	8,000	139
Shimachu Co. Ltd.	400	11
Shimamura Co. Ltd.	300	28
Shimano, Inc. †	500	16
Shimizu Corp. †	5,000	32
Shin-Etsu Chemical Co. Ltd.	3,300	239
Shinko Electric Industries	700	16
Shinko Securities Co. Ltd.	5,000	24
Shinsei Bank Ltd.	14,000	47
Shionogi & Co. Ltd.	2,000	29
Shiseido Co. Ltd.	3,000	63
Shizuoka Bank (The) Ltd.	4,000	42
Showa Denko K.K.	9,000	33
Showa Shell Sekiyu K.K.	1,500	18
SMC Corp. of Japan	400	53
Softbank Corp. †	5,900	113
Sojitz Corp.	7,700	32
Sompo Japan Insurance, Inc.	7,000	78
Sony Corp.	8,000	386
Stanley Electric Co. Ltd.	1,600	35
Sumco Corp.	900	48
Sumitomo Bakelite Co. Ltd.	1,000	6
Sumitomo Chemical Co. Ltd.	12,000	90
Sumitomo Corp.	8,400	146
Sumitomo Electric Industries Ltd.	6,000	96
Sumitomo Heavy Industries Ltd.	4,000	45
Sumitomo Metal Industries Ltd.	32,000	162
Sumitomo Metal Mining Co. Ltd.	4,000	80
Sumitomo Mitsui Financial Group, Inc.	52	411
Sumitomo Osaka Cement Co. Ltd.	3,000	7
Sumitomo Realty & Development Co. Ltd.	3,000	98
Sumitomo Rubber Industries, Inc.	2,200	24
Sumitomo Titanium Corp. †	100	8
Sumitomo Trust & Banking (The) Co. Ltd.	10,000	83
Suruga Bank Ltd.	1,000	13
Suzuken Co. Ltd.	700	23
T&D Holdings, Inc.	1,550	90
Taiheiyo Cement Corp.	7,400	29
Taisei Corp. †	8,000	26
Taisho Pharmaceutical Co. Ltd. †	1,000	20
Taiyo Nippon Sanso Corp.	3,000	27
Taiyo Yuden Co. Ltd.	1,000	20
Takara Holdings, Inc. †	1,000	6
Takashimaya Co. Ltd. †	2,000	21
Takeda Pharmaceutical Co. Ltd.	6,900	472
Takefuji Corp.	1,130	30
Tanabe Seiyaku Co Ltd.	2,000	24
TDK Corp.	1,000	85
Teijin Ltd.	7,000	35
Terumo Corp.	1,300	61
THK Co. Ltd.	1,400	29
TIS, Inc.	500	11
Tobu Railway Co. Ltd.	6,000	27
Toda Corp.	2,000	11
Toho Co. Ltd. of Tokyo †	900	19
Tohoku Electric Power Co., Inc.	3,400	81
Tokai Rika Co. Ltd.	400	11
Tokuyama Corp.	2,000	27
Tokyo Broadcasting System, Inc.	500	15
Tokyo Electric Power Co., Inc.	9,700	255
Tokyo Electron Ltd.	1,400	100
Tokyo Gas Co. Ltd.	18,000	89
Tokyo Seimitsu Co. Ltd. †	300	9
Tokyo Steel Manufacturing Co. Ltd.	900	12
Tokyo Tatemono Co. Ltd.	2,000	26
Tokyu Corp.	8,000	50
Tokyu Land Corp.	4,000	37
TonenGeneral Sekiyu K.K. †	3,000	30
Toppan Printing Co. Ltd.	4,000	40
Toray Industries, Inc. †	10,000	76
Toshiba Corp. †	24,000	217
Tosoh Corp.	5,000	31
Toto Ltd. †	3,000	24
Toyo Seikan Kaisha Ltd.	1,300	25
Toyo Suisan Kaisha Ltd.	1,000	17

EQUITY PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Japan—20.9%—(continued)
Toyobo Co. Ltd. †	5,000	$12
Toyoda Gosei Co. Ltd.	300	10
Toyota Boshoku Corp.	500	15
Toyota Industries Corp.	1,400	59
Toyota Motor Corp.	22,000	1,285
Toyota Tsusho Corp. †	1,700	42
Trend Micro, Inc.	1,000	41
Ube Industries Ltd. of Japan	9,000	28
Unicharm Corp.	400	23
UNY Co. Ltd.	2,000	17
Ushio, Inc.	1,400	27
USS Co. Ltd.	300	20
Wacoal Holdings Corp. †	1,000	13
West Japan Railway Co.	14	68
Yahoo! Japan Corp. †	120	44
Yakult Honsha Co. Ltd. †	1,100	25
Yamada Denki Co. Ltd.	680	68
Yamaha Corp.	1,800	38
Yamaha Motor Co. Ltd.	1,500	40
Yamato Holdings Co. Ltd.	3,000	44
Yamazaki Baking Co. Ltd.	1,000	8
Yaskawa Electric Corp.	2,000	24
Yokogawa Electric Corp.	2,000	25
Zeon Corp.	1,000	10

		23,501

Luxembourg—0.4%
ArcelorMittal *	7,218	476
Oriflame Cosmetics S.A. SDR	300	16

		492

Malaysia—0.0%
Promet BHD *	4,000	—

Netherlands—5.3%
ABN AMRO Holding N.V.	14,729	685
Aegon N.V.	11,616	212
Akzo Nobel N.V.	2,162	170
ASML Holding N.V. *	3,666	109
Corio N.V.	389	30
Corporate Express †	1,042	12
European Aeronautic Defence & Space Co.	2,596	77
Fugro N.V. CVA	612	42
Hagemeyer N.V.	4,113	17
Heineken N.V.	1,948	123
ING Groep N.V. CVA	15,256	614
James Hardie Industries N.V. CDI †	4,100	27
Koninklijke Ahold N.V. *	10,040	134
Koninklijke DSM N.V.	1,165	60
Koninklijke Philips Electronics N.V.	9,089	358
OCE N.V.	699	15
Qiagen N.V. *	1,386	24
Randstad Holdings N.V. †	415	23
Reed Elsevier N.V.	5,656	102
Royal Dutch Shell PLC, Class A (London Exchange)	29,635	1,150
Royal Dutch Shell PLC, Class B (London Exchange)	22,248	867
Royal KPN N.V.	15,338	239
Royal Numico N.V. †	1,363	100
SBM Offshore N.V.	1,118	42
TNT N.V.	3,472	147
Unilever N.V. CVA	13,637	417
Vedior N.V. CVA	1,362	31
Wereldhave N.V.	175	21
Wolters Kluwer N.V.	2,333	68

		5,916

New Zealand—0.1%
Auckland International Airport Ltd.	7,776	16
Contact Energy Ltd.	3,584	23
Fisher & Paykel Appliances Holdings Ltd.	1,920	5
Fisher & Paykel Healthcare Corp. †	3,220	8
Fletcher Building Ltd.	3,959	33
Kiwi Income Property Trust	8,549	9
Sky City Entertainment Group Ltd. †	4,302	14
Sky Network Television Ltd.	1,774	7
Telecom Corp. of New Zealand Ltd. †	16,319	49
Vector Ltd.	1,259	2

		166

Norway—0.9%
Aker Kvaerner ASA	1,300	33
DnB NOR ASA	5,900	81
DNO ASA * †	5,600	10
Marine Harvest * †	24,550	29
Norsk Hydro ASA	5,600	207
Norske Skogindustrier ASA	1,284	16
Ocean RIG ASA * †	1,350	8
Orkla ASA	6,600	107

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    10    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Norway—0.9%—(continued)
Petroleum Geo-Services ASA * †	1,350	$32
ProSafe ASA †	1,450	22
Renewable Energy Corp. A/S * †	1,350	51
Schibsted ASA †	400	18
Statoil ASA †	5,200	150
Storebrand ASA	1,800	28
Tandberg ASA	1,000	22
Telenor ASA *	6,700	123
TGS Nopec Geophysical Co ASA *	700	12
Tomra Systems ASA	1,500	10
Yara International ASA †	1,860	49

		1,008

Portugal—0.4%
Banco BPI S.A. (Registered)	2,378	21
Banco Comercial Portugues S.A. (Registered) †	17,233	80
Banco Espirito Santo S.A. (Registered)	1,789	39
Brisa-Auto Estradas de Portugal S.A.	3,097	40
CIMPOR-Cimentos de Portugal, SGPS,S.A.	2,664	25
Energias de Portugal S.A.	15,994	88
Jeronimo Martins SGPS S.A.	1,970	11
Portugal Telecom, SGPS, S.A. (Registered)	6,284	86
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. †	1,432	23
Sonae Industria SGPS S.A. *	604	8
Sonae SGPS S.A.	8,900	24

		445

Singapore—1.1%
Allgreen Properties Ltd.	6,000	7
Ascendas Real Estate Investment Trust	10,000	15
CapitaCommercial Trust	10,000	17
CapitaLand Ltd.	12,500	61
CapitaMall Trust	8,000	18
Chartered Semiconductor Manufacturing Ltd. * †	8,500	6
City Developments Ltd.	4,000	39
ComfortDelgro Corp. Ltd.	15,000	19
Cosco Corp. Singapore Ltd.	6,000	20
DBS Group Holdings Ltd.	9,198	121
Fraser and Neave Ltd.	8,650	28
Haw Par Corp. Ltd.	711	4
Jardine Cycle & Carriage Ltd.	1,421	15
Keppel Corp. Ltd.	8,500	71
Keppel Land Ltd.	3,000	15
Neptune Orient Lines Ltd.	3,370	11
Olam International Ltd. †	6,000	12
Oversea-Chinese Banking Corp.	20,152	113
Parkway Holdings Ltd.	5,250	14
SembCorp Industries Ltd.	7,044	26
SembCorp Marine Ltd.	8,400	23
Singapore Airlines Ltd.	5,000	62
Singapore Exchange Ltd.	6,000	38
Singapore Land Ltd.	1,000	6
Singapore Post Ltd.	13,000	11
Singapore Press Holdings Ltd.	15,295	44
Singapore Technologies Engineering Ltd.	14,000	34
Singapore Telecommunications Ltd.	63,325	151
SMRT Corp. Ltd.	5,000	6
Suntec Real Estate Investment Trust	9,000	10
United Overseas Bank Ltd.	10,392	142
UOL Group Ltd.	7,039	23
Venture Corp. Ltd.	2,000	20
Wing Tai Holdings Ltd.	3,500	8

		1,210

Spain—4.0%
Abertis Infraestructuras S.A.	1,907	58
Acciona S.A.	227	57
Acerinox S.A. †	1,238	31
ACS Actividades Cons y Serv	1,684	92
Altadis S.A.	2,037	135
Antena 3 de Television S.A. *	996	19
Banco Bilbao Vizcaya Argentaria S.A.	28,843	664
Banco Popular Espanol S.A.	6,766	123
Banco Santander S.A.	50,714	926
Cintra Concesiones de Infraestructuras de Transporte S.A.	2,154	34
Ebro Puleva S.A. †	886	19
Endesa S.A.	5,052	274
Fomento de Construcciones y Contratas S.A.	363	32
Gamesa Corp. Tecnologica S.A.	1,354	54
Gas Natural SDG S.A.	925	49
Gestevision Telecinco S.A.	785	21
Grupo Ferrovial S.A. †	502	44
Iberdrola S.A.	7,447	413
Iberia (Lineas Aereas de Espana)	3,800	17
Inditex S.A.	1,735	102

EQUITY PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Spain—4.0%—(continued)
Indra Sistemas S.A.	913	$24
Mapfre S.A.	4,704	21
Promotora de Informaciones S.A. (Prisa)	600	13
Repsol YPF S.A.	6,311	228
Sacyr Vallehermoso S.A. †	882	35
Sociedad General de Aguas de Barcelona S.A., Class A	545	20
Sogecable S.A. *	347	13
Telefonica S.A.	36,207	899
Union Fenosa S.A.	848	46
Zardoya Otis S.A.	917	29
Zeltia S.A. †	1,325	13

		4,505

Sweden—2.5%
Alfa Laval AB	700	42
Assa Abloy AB, Class B	2,600	54
Atlas Copco AB, Class A	5,300	88
Atlas Copco AB, Class B	3,300	52
Axfood AB	200	7
Billerud AB	500	7
Boliden AB	2,300	48
Castellum AB	2,400	30
Electrolux AB, Class B	2,023	45
Elekta AB, Class B	600	9
Eniro AB	2,400	29
Fabege AB	1,000	11
Getinge AB, Class B	1,300	28
Hennes & Mauritz AB, Class B	3,790	214
Hoganas AB, Class B	200	6
Holmen AB, Class B †	400	15
Husqvarna AB, Class B	2,923	37
Kungsleden AB	1,100	13
Lundin Petroleum AB * †	1,800	17
Modern Times Group AB, Class B	500	29
Nobia AB	1,200	13
Nordea Bank AB	16,400	250
OMX AB	900	31
Sandvik AB	7,546	153
SAS AB *	600	11
Scania AB, Class B	2,900	67
Securitas AB, Class B	2,490	33
Securitas Direct AB, Class B * †	3,400	10
Securitas Systems AB, Class B	3,400	12
Skandinaviska Enskilda Banken AB, Class A	3,691	111
Skanska AB, Class B	3,000	61
SKF AB, Class B	3,344	68
Ssab Svenskt Stal AB *	387	12
Ssab Svenskt Stal AB *	135	4
Ssab Svenskt Stal AB, Class A †	1,550	53
Ssab Svenskt Stal AB, Class B	540	17
Svenska Cellulosa AB, Class B	4,200	73
Svenska Handelsbanken AB, Class A	4,053	113
Swedish Match AB	2,200	43
Tele2 AB, Class B	2,400	44
Telefonaktiebolaget LM Ericsson, Class B	118,540	440
TeliaSonera AB	18,280	143
Trelleborg AB, Class B	600	14
Volvo AB, Class A	3,800	66
Volvo AB, Class B	8,600	149
Wihlborgs Fastigheter AB	210	4

		2,776

Switzerland—6.9%
ABB Ltd. (Registered)	16,982	417
Adecco S.A. (Registered)	1,050	68
Ciba Specialty Chemicals A.G. (Registered)	563	31
Clariant A.G. (Registered) *	2,552	34
Compagnie Financiere Richemont S.A ., Class A (Bearer)	4,151	257
Credit Suisse Group (Registered)	8,894	581
Geberit A.G. (Registered)	314	46
Givaudan S.A. (Registered)	52	47
Holcim Ltd. (Registered)	1,596	172
Kudelski S.A. (Bearer)	300	9
Kuehne & Nagel International A.G. (Registered) †	429	40
Kuoni Reisen Holding A.G. (Registered)	27	14
Logitech International S.A. (Registered) *	1,307	35
Lonza Group A.G. (Registered)	361	35
Nestle S.A. (Registered)	3,253	1,415
Nobel Biocare Holding A.G. (Bearer)	189	52
Novartis A.G. (Registered)	18,838	994
OC Oerlikon Corp. A.G. (Registered) * †	75	24
PSP Swiss Property A.G. (Registered) *	443	24
Rieter Holding A.G. (Registered)	41	22
Roche Holding A.G. (Genusschein)	5,697	990

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    12    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
Switzerland—6.9%—(continued)
Schindler Holding A.G.	500	$31
SGS Societe Generale de Surveillance Holdings S.A. (Registered)	37	44
Sonova Holding A.G. *	370	33
STMicroelectronics N.V.	5,429	95
Straumann Holding A.G. (Registered)	71	19
Sulzer A.G. (Registered)	23	31
Swatch Group A.G. (Bearer)	257	77
Swatch Group A.G. (Registered)	500	28
Swiss Life Holding (Registered) *	269	64
Swiss Reinsurance (Registered)	2,829	238
Swisscom A.G. (Registered)	180	63
Syngenta A.G. (Registered)	827	155
Synthes, Inc.	472	54
UBS A.G. (Registered)	16,218	845
Xstrata PLC	4,896	287
Zurich Financial Services A.G. (Registered)	1,150	329

		7,700

United Kingdom—19.8%
3i Group PLC	3,116	66
Acergy S.A.	1,550	41
Aegis Group PLC	10,000	27
Aggreko PLC	2,000	22
Amec PLC	2,675	35
Anglo American PLC	10,994	630
ARM Holdings PLC	13,295	39
Arriva PLC	1,576	24
AstraZeneca PLC	12,140	598
Aviva PLC	21,388	306
BAE Systems PLC	26,815	250
Balfour Beatty PLC	3,424	33
Barclays PLC	52,011	643
Barratt Developments PLC	2,331	44
BBA Aviation PLC	4,323	21
Bellway PLC	910	23
Berkeley Group Holdings PLC *	673	22
BG Group PLC	27,120	434
BHP Billiton PLC	18,893	556
Biffa PLC	3,091	16
Bovis Homes Group PLC	912	14
BP PLC	155,630	1,749
British Airways PLC *	4,579	39
British American Tobacco PLC	12,302	408
British Energy Group PLC	8,165	76
British Land Co. PLC	4,145	108
British Sky Broadcasting Group PLC	9,061	123
Brixton PLC	1,881	15
BT Group PLC	65,923	420
Bunzl PLC	2,699	38
Burberry Group PLC	3,503	43
Cadbury Schweppes PLC	16,677	197
Capita Group PLC	4,910	74
Carnival PLC	1,360	60
Carphone Warehouse Group PLC †	2,631	18
Cattles PLC	2,885	21
Centrica PLC	29,134	226
Charter PLC *	1,721	39
Close Brothers Group PLC	1,000	16
Cobham PLC	8,998	36
Compass Group PLC	16,077	105
Cookson Group PLC	1,348	21
CSR PLC * †	824	11
Daily Mail & General Trust, Class A	2,356	32
Davis Service Group PLC	1,666	20
De La Rue PLC	1,554	23
Diageo PLC	21,447	458
DSG International PLC	14,653	46
Electrocomponents PLC	3,462	18
Emap PLC	2,257	41
Enterprise Inns PLC	4,433	58
First Choice Holidays PLC	3,878	23
FirstGroup PLC	3,458	45
FKI PLC	5,000	11
Friends Provident PLC	14,461	52
G4S PLC	9,162	37
Galiform PLC *	5,000	13
GKN PLC	6,646	49
GlaxoSmithKline PLC	46,539	1,215
Great Portland Estates PLC	1,440	19
Hammerson PLC	2,268	61
Hays PLC	11,572	37
HBOS PLC	29,946	531
Home Retail Group	6,978	58
HSBC Holdings PLC	95,242	1,722

EQUITY PORTFOLIOS    13    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—97.0%—CONTINUED
United Kingdom—19.8%—(continued)
ICAP PLC	4,115	$41
IMI PLC	2,680	30
Imperial Chemical Industries PLC	9,486	121
Imperial Tobacco Group PLC	5,388	243
Inchcape PLC	4,209	40
Intercontinental Hotels Group PLC	2,369	50
International Power PLC	11,869	97
Intertek Group PLC	1,537	30
Invensys PLC *	6,332	44
Invesco PLC	6,289	76
Investec PLC	3,130	34
ITV PLC	30,930	68
Johnson Matthey PLC	1,743	56
Kelda Group PLC	2,193	39
Kesa Electricals PLC	4,212	26
Kingfisher PLC	18,595	78
Ladbrokes PLC	5,001	44
Land Securities Group PLC	3,741	137
Legal & General Group PLC	51,952	152
Liberty International PLC	2,020	49
Lloyds TSB Group PLC	44,845	493
LogicaCMG PLC	12,216	40
London Stock Exchange Group PLC	1,256	35
Man Group PLC	14,226	142
Marks & Spencer Group PLC	13,510	170
Meggitt PLC	5,205	33
Michael Page International PLC	3,182	31
Misys PLC	5,008	23
Mondi PLC	3,835	38
National Express Group PLC	1,160	29
National Grid PLC	21,541	322
Next PLC	1,806	70
Old Mutual PLC	41,561	134
Pearson PLC	6,414	96
Persimmon PLC	2,261	53
Premier Farnell PLC	2,679	10
Prudential PLC	19,440	276
Punch Taverns PLC	2,109	47
Rank Group PLC	5,189	18
Reckitt Benckiser PLC	4,850	264
Reed Elsevier PLC	10,116	122
Rentokil Initial PLC	14,430	50
Resolution PLC	5,449	68
Reuters Group PLC	10,152	131
Rexam PLC	5,105	54
Rio Tinto PLC	8,050	557
Rolls-Royce Group PLC *	14,339	148
Royal Bank of Scotland Group PLC	77,129	893
SABMiller PLC	7,168	197
Sage Group (The) PLC	10,344	49
Sainsbury (J.) PLC	12,356	138
Schroders PLC	1,130	30
Scottish & Newcastle PLC	6,368	79
Scottish & Southern Energy PLC	6,855	196
Segro PLC	3,465	38
Serco Group PLC	3,793	32
Severn Trent PLC	1,854	51
Signet Group PLC	13,592	26
Smith & Nephew PLC	7,501	88
Smiths Group PLC	3,041	61
SSL International PLC	2,000	18
Stagecoach Group PLC	4,592	21
Standard Life PLC	16,751	101
Stolt-Nielsen S.A.	300	10
Tate & Lyle PLC	4,677	53
Taylor Wimpey PLC	9,114	64
Tesco PLC	64,884	556
Thomas Cook Group PLC *	5,530	32
Tomkins PLC	6,808	33
Travis Perkins PLC	1,103	40
Trinity Mirror PLC	2,462	23
Tullet Prebon PLC	2,801	24
Unilever PLC	10,420	328
United Business Media PLC	2,010	31
United Utilities PLC	6,979	97
Vodafone Group PLC	430,246	1,386
Whitbread PLC	1,567	52
William Hill PLC	2,807	35
Wolseley PLC	5,243	110
WPP Group PLC	9,363	133
Yell Group PLC	6,198	56

		22,246

Total Common Stocks

(Cost $100,340)		108,867

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    14    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS—0.3%
Germany—0.3%
Henkel KGaA †	1,417	$73
Porsche A.G.	70	125
ProSieben SAT.1 Media A.G. †	653	22
RWE A.G.	350	35
Volkswagen A.G.	837	105

		360

Italy—0.0%
Unipol S.p.A.	9,735	31

Japan—0.0%
Ito En Ltd. *	180	1

Total Preferred Stocks

(Cost $ 280)		392

INVESTMENT COMPANY—8.6%
Northern Institutional Funds - Liquid Assets Portfolio (1)(2)	9,609,578	9,610

Total Investment Company

(Cost $ 9,610)		9,610

RIGHTS—0.0%
Greece
Piraeus Bank S.A. *	2,644	4
EFG Eurobank Ergas RIGHT *	2,188	2

		6

Sweden
Ssab Svenskt Stal AB *	2	—

Total Rights

(Cost $-)		6

WARRANTS—0.0%
Japan
Dowa Holding Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen *	4,000	—

Total Warrants

(Cost $-)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—0.6%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$616	$616

Total Short-Term Investment

(Cost $ 616)		616

Total Investments—106.5%

(Cost ($ 110,846)		119,491

Liabilities less Other Assets—(6.5)%		(7,263)
NET ASSETS—100.0%		$112,228

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2007, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
EuroStoxx-50	22	$1,288	Long	9/07	$(7)
FTSE 100	7	877	Long	9/07	1
SPI 200	1	191	Long	9/07	6
TOPIX Index	2	279	Long	9/07	5

Total					$5

EQUITY PORTFOLIOS    15    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

At August 31, 2007, the International Equity Index Portfolio’s investments were diversified as follows:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	8.1
Energy	7.3
Financials	27.8
Health Care	6.5
Industrials	12.3
Information Technology	6.0
Materials	9.5
Telecommunication Services	5.6
Utilities	5.4

Total	100.0%

At August 31, 2007, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	35.5%
British Pound	22.4
Japanese Yen	21.5
Swiss Franc	6.7
Australian Dollar	6.1
All other currencies less than 5%	7.8

Total	100.0%

At August 31, 2007, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	73	U.S. Dollar	100	9/4/07	$—
Japanese Yen	23,183	U.S. Dollar	200	9/4/07	1
Swiss Franc	121	U.S. Dollar	100	9/4/07	—
U.S. Dollar	200	Australian Dollar	246	9/4/07	(1)
U.S. Dollar	840	British Pound	416	9/4/07	—
U.S. Dollar	1,170	Euro	858	9/4/07	1
U.S. Dollar	260	Hong Kong Dollar	2,027	9/4/07	—
U.S. Dollar	680	Japanese Yen	78,822	9/4/07	(2)
Australian Dollar	451	U.S. Dollar	380	9/19/07	(11)
Australian Dollar	288	U.S. Dollar	230	9/19/07	6
British Pound	127	U.S. Dollar	260	9/19/07	(4)
British Pound	678	U.S. Dollar	1,340	9/19/07	27
British Pound	112	U.S. Dollar	230	9/19/07	(4)
Euro	722	U.S. Dollar	1,000	9/19/07	(15)
Euro	1,630	U.S. Dollar	2,190	9/19/07	33
Hong Kong Dollar	780	U.S. Dollar	100	9/19/07	—
Hong Kong Dollar	1,014	U.S. Dollar	130	9/19/07	—
Japanese Yen	42,168	U.S. Dollar	370	9/19/07	(5)
Japanese Yen	65,474	U.S. Dollar	540	9/19/07	27
Japanese Yen	65,895	U.S. Dollar	540	9/19/07	31
U.S. Dollar	300	Australian Dollar	350	9/19/07	14
U.S. Dollar	250	British Pound	124	9/19/07	—
U.S. Dollar	190	British Pound	94	9/19/07	1
U.S. Dollar	130	British Pound	63	9/19/07	3
U.S. Dollar	270	Euro	198	9/19/07	—
U.S. Dollar	1,700	Euro	1,240	9/19/07	9
U.S. Dollar	130	Hong Kong Dollar	1,017	9/19/07	—
U.S. Dollar	99	Hong Kong Dollar	772	9/19/07	—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    16    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	400	Japanese Yen	47,233	9/19/07	(9)
U.S. Dollar	280	Japanese Yen	33,515	9/19/07	(10)

Total					$92

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$110,846

Gross tax appreciation of investments	$12,095
Gross tax depreciation of investments	(3,450)

Net tax appreciation of investments	$8,645

EQUITY PORTFOLIOS    17    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.3%
Advertising—0.9%
inVentiv Health, Inc. *	460	$18

Aerospace/Defense—4.9%
BE Aerospace, Inc. * +	720	28
EDO Corp. +	525	23
Kaman Corp. +	655	22
Orbital Sciences Corp. * +	615	13
Teledyne Technologies, Inc. *	340	17

		103

Apparel—2.1%
Gymboree Corp. * +	580	23
Warnaco Group (The), Inc. *	580	20

		43

Biotechnology—1.2%
Myriad Genetics, Inc. *	298	13
Savient Pharmaceuticals, Inc. * +	914	12

		25

Chemicals—0.5%
CF Industries Holdings, Inc.	175	11

Commercial Services—9.2%
Arbitron, Inc. +	320	16
Bankrate, Inc. * +	467	18
Chemed Corp.	177	11
Consolidated Graphics, Inc. * +	220	15
DeVry, Inc.	820	28
Heidrick & Struggles International, Inc. * +	255	12
Interactive Data Corp. +	835	23
Korn/Ferry International *	545	12
Quanta Services, Inc. *	532	15
Strayer Education, Inc. +	170	27
Team, Inc. *	600	14

		191

Computers—4.6%
IHS, Inc., Class A * +	430	22
Magma Design Automation, Inc. * +	1,083	15
Manhattan Associates, Inc. * +	588	17
Micros Systems, Inc. * +	435	26
Riverbed Technology, Inc. *	332	15

		95

Diversified Financial Services—4.0%
Advanta Corp., Class B	847	22
GFI Group, Inc. *	300	22
Portfolio Recovery Associates, Inc.	445	23
World Acceptance Corp. * +	550	17

		84

Electrical Components & Equipment—0.6%
General Cable Corp. *	220	13

Electronics—3.4%
Dionex Corp. * +	174	12
FARO Technologies, Inc. * +	370	15
Rofin-Sinar Technologies, Inc. *	385	27
Varian, Inc. * +	281	17

		71

Engineering & Construction—1.9%
EMCOR Group, Inc. *	885	28
URS Corp. * +	235	12

		40

Entertainment—2.2%
Bally Technologies, Inc. * +	775	26
Vail Resorts, Inc. * +	360	20

		46

Food—1.1%
Flowers Foods, Inc.	1,100	23

Healthcare—Products—2.7%
Arthrocare Corp. * +	319	18
Immucor, Inc. *	592	20
Meridian Bioscience, Inc.	745	19

		57

Healthcare—Services—3.7%
Nighthawk Radiology Holdings, Inc. * +	962	21
Pediatrix Medical Group, Inc. *	253	15
Psychiatric Solutions, Inc. * +	444	16
Sunrise Senior Living, Inc. * +	653	24

		76

Home Furnishings—1.7%
Tempur-Pedic International, Inc. +	555	16
Universal Electronics, Inc. *	700	20

		36

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.3%—CONTINUED
Household Products/Wares—2.3%
Fossil, Inc. * +	750	$25
Tupperware Brands Corp. +	730	23

		48

Insurance—2.8%
American Equity Investment Life Holding Co. +	2,055	21
CNA Surety Corp. *	855	15
Delphi Financial Group, Inc., Class A	540	22

		58

Internet—6.4%
Authorize.Net Holdings, Inc. *	1,225	22
eResearch Technology, Inc. * +	1,491	16
j2 Global Communications, Inc. * +	666	23
Priceline.com, Inc. * +	385	32
ValueClick, Inc. * +	630	13
Vasco Data Security International, Inc. * +	890	28

		134

Iron/Steel—1.1%
Carpenter Technology Corp.	75	9
Cleveland-Cliffs, Inc. +	170	13

		22

Leisure Time—2.0%
Ambassadors Group, Inc. +	685	27
Callaway Golf Co.	950	15

		42

Lodging—1.0%
Monarch Casino & Resort, Inc. *	690	20

Machinery—Diversified—3.0%
Kadant, Inc. * +	405	11
Middleby Corp. * +	340	25
Wabtec Corp.	720	27

		63

Metal Fabrication/Hardware—1.7%
Kaydon Corp.	360	19
RBC Bearings, Inc. *	455	16

		35

Mining—0.4%
Century Aluminum Co. *	185	9

Miscellaneous Manufacturing—0.6%
Acuity Brands, Inc.	220	$12

Oil & Gas—1.6%
Atwood Oceanics, Inc. * +	430	33

Oil & Gas Services—3.9%
Cal Dive International, Inc. * +	1,100	15
Exterran Holdings, Inc. * +	140	11
Input/Output, Inc. * +	1,295	18
Matrix Service Co. * +	845	16
NATCO Group, Inc., Class A * +	430	22

		82

Pharmaceuticals—6.1%
Cypress Bioscience, Inc. * +	2,223	29
Isis Pharmaceuticals, Inc. *	1,361	17
KV Pharmaceutical Co., Class A * +	495	13
Medarex, Inc. *	920	16
MGI Pharma, Inc. * +	590	14
Perrigo Co. +	719	15
Pharmion Corp. *	269	11
Sciele Pharma, Inc. * +	525	12

		127

Retail—3.0%
Aeropostale, Inc. *	870	18
Burger King Holdings, Inc.	695	17
Men’s Wearhouse, Inc. +	555	28

		63

Semiconductors—3.8%
Emulex Corp. * +	675	13
Netlogic Microsystems, Inc. *	501	15
ON Semiconductor Corp. * +	1,660	20
Tessera Technologies, Inc. *	394	14
Verigy Ltd. *	697	18

		80

Software—7.6%
Actuate Corp. *	2,176	15
Blackboard, Inc. * +	423	18
Double-Take Software, Inc. *	1,162	20
FalconStor Software, Inc. *	1,263	14
Informatica Corp. * +	1,119	16
Nuance Communications, Inc. * +	1,126	21
Omnicell, Inc. *	882	21
Phase Forward, Inc. * +	1,188	21

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.3%—CONTINUED
Software—7.6%—(continued)
Wind River Systems, Inc. * +	1,114	$12

		158

Telecommunications—5.6%
Anixter International, Inc. * +	370	29
Arris Group, Inc. *	1,379	21
Atheros Communications, Inc. * +	472	14
C-COR, Inc. *	1,074	12
Foundry Networks, Inc. *	1,242	23
Polycom, Inc. *	603	18

		117

Transportation—1.7%
Gulfmark Offshore, Inc. * +	385	18
Horizon Lines, Inc., Class A +	600	17

		35

Total Common Stocks

(Cost $1,882)		2,070

INVESTMENT COMPANIES—51.0%

Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	1,063,464	1,063

Total Investment Companies

(Cost $1,063)		1,063

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS—0.4%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$8	8

Total Short-Term Investments

(Cost $8)		8

Total Investments—150.7%

(Cost $2,953)		3,141
Liabilities less Other Assets - (50.7)%		(1,057)

NET ASSETS—100.0%		$2,084

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,953

Gross tax appreciation of investments	$238
Gross tax depreciation of investments	(50)

Net tax appreciation of investments	$188

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%
Advertising—0.2%
Catalina Marketing Corp. *	1,789	$56
Gaiam, Inc., Class A * †	800	17
Greenfield Online, Inc. *	1,000	14
inVentiv Health, Inc. *	1,495	59
Marchex, Inc., Class B †	1,400	13
ValueVision Media, Inc., Class A * †	1,531	13

		172

Aerospace/Defense—1.2%
AAR Corp. *	1,843	58
Aerovironment, Inc. * †	371	7
Argon ST, Inc. * †	668	12
Curtiss-Wright Corp.	2,188	100
EDO Corp. †	861	37
Esterline Technologies Corp. * †	1,306	66
GenCorp, Inc. * †	2,776	32
Heico Corp. †	1,247	57
Innovative Solutions & Support, Inc. * †	667	12
Kaman Corp. †	1,190	39
Moog, Inc., Class A * †	1,785	76
MTC Technologies, Inc. *	504	10
Orbital Sciences Corp. * †	2,977	65
Sequa Corp., Class A *	326	54
Teledyne Technologies, Inc. *	1,716	86
TransDigm Group, Inc. *	504	20
Triumph Group, Inc. †	801	59
United Industrial Corp. of New York †	381	26

		816

Agriculture—0.3%
Alico, Inc. †	192	10
Alliance One International, Inc. *	4,678	36
Andersons (The), Inc. †	800	38
Cadiz, Inc. * †	600	12
Maui Land & Pineapple Co., Inc. * †	252	7
Tejon Ranch Co. * †	501	21
Universal Corp. of Virginia †	1,375	67
Vector Group Ltd. †	1,403	32

		223

Airlines—0.5%
Airtran Holdings, Inc. * †	4,512	47
Alaska Air Group, Inc. * †	2,131	53
Allegiant Travel Co. * †	200	6
ExpressJet Holdings, Inc. * †	2,527	11
JetBlue Airways Corp. * †	8,900	85
Midwest Air Group, Inc. * †	1,200	20
Pinnacle Airlines Corp. * †	1,000	16
Republic Airways Holdings, Inc. * †	1,800	34
Skywest, Inc. †	3,224	81

		353

Apparel—1.2%
Carter’s, Inc. *	2,900	57
Cherokee, Inc. †	323	12
Columbia Sportswear Co. †	700	42
Deckers Outdoor Corp. *	654	62
G-III Apparel Group Ltd. * †	600	10
Gymboree Corp. *	1,616	65
Heelys, Inc. * †	300	3
Iconix Brand Group, Inc. * †	2,554	53
K-Swiss, Inc., Class A †	1,314	32
Kellwood Co. †	1,192	23
Maidenform Brands, Inc. * †	1,100	19
Oxford Industries, Inc.	798	29
Perry Ellis International, Inc. * †	504	14
Quiksilver, Inc. * †	6,200	83
Skechers U.S.A., Inc., Class A * †	1,031	20
Steven Madden Ltd.	1,000	25
Timberland (The) Co., Class A * †	2,400	48
True Religion Apparel, Inc. * †	700	12
Volcom, Inc. *	730	28
Warnaco Group (The), Inc. *	2,321	81
Weyco Group, Inc. †	404	12
Wolverine World Wide, Inc.	2,662	70

		800

Auto Manufacturers—0.1%
A.S.V., Inc. * †	1,008	14
Force Protection, Inc. * †	3,400	59
Wabash National Corp. †	1,535	20

		93

Auto Parts & Equipment—1.0%
Accuride Corp. * †	1,100	14
Aftermarket Technology Corp. *	1,068	32
American Axle & Manufacturing Holdings, Inc. †	2,200	51
Amerigon, Inc. * †	1,100	17
ArvinMeritor, Inc. †	3,600	63
Commercial Vehicle Group, Inc. *	1,100	16

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Auto Parts & Equipment—1.0%—(continued)
Cooper Tire & Rubber Co.	3,041	$74
Exide Technologies * †	3,000	20
Hayes Lemmerz International, Inc. * †	4,500	20
Keystone Automotive Industries, Inc. *	761	36
Lear Corp. * †	3,812	111
Miller Industries, Inc. of Tennessee *	500	9
Modine Manufacturing Co.	1,637	46
Noble International Ltd. †	550	11
Spartan Motors, Inc. †	1,600	24
Standard Motor Products, Inc. †	700	7
Superior Industries International, Inc. †	1,134	23
Tenneco, Inc. * †	2,292	73
Titan International, Inc. †	1,166	34
Visteon Corp. * †	6,325	34

		715

Banks—6.4%
1st Source Corp. †	655	15
Alabama National BanCorporation †	818	43
Amcore Financial, Inc. †	1,141	31
AmericanWest Bancorp †	831	16
Ameris Bancorp †	694	14
Bancfirst Corp. †	418	19
Banco Latinoamericano de Exportaciones S.A., Class E	1,300	24
Bancorp, Inc. of Delaware * †	572	12
Bank Mutual Corp. †	2,759	33
Bank of the Ozarks, Inc.	608	19
Banner Corp. †	597	19
Boston Private Financial Holdings, Inc. †	1,782	48
Capital City Bank Group, Inc. †	637	20
Capital Corp. of the West †	456	9
Capitol Bancorp Ltd. †	662	17
Cascade Bancorp †	1,108	26
Cass Information Systems, Inc. †	300	10
Cathay General Bancorp †	2,509	82
Centennial Bank Holdings, Inc. * †	2,600	17
Center Financial Corp. †	540	9
Central Pacific Financial Corp. †	1,497	48
Chemical Financial Corp. †	1,210	31
Chittenden Corp.	2,376	83
Citizens Republic Bancorp, Inc. †	3,804	67
City Holding Co.	853	32
City Bank Lynwood of Washington †	647	20
CoBiz Financial, Inc. †	806	15
Columbia Banking System, Inc.	771	24
Community Bancorp of Nevada * †	500	12
Community Bank System, Inc. †	1,426	29
Community Banks, Inc.	1,242	36
Community Trust Bancorp, Inc. †	745	24
Corus Bankshares, Inc. †	1,844	25
CVB Financial Corp. †	3,249	39
Enterprise Financial Services Corp. †	500	11
First Bancorp of North Carolina †	572	11
First BanCorp of Puerto Rico †	4,100	41
First Busey Corp. †	1,283	25
First Charter Corp. †	1,762	53
First Commonwealth Financial Corp. †	3,580	39
First Community Bancorp, Inc. of California †	1,347	73
First Community Bancshares, Inc. of Virginia	499	17
First Financial Bancorp †	1,700	23
First Financial Bankshares, Inc. †	1,034	44
First Financial Corp. of Indiana †	666	20
First Indiana Corp. †	575	18
First Merchants Corp. †	938	20
First Midwest Bancorp, Inc. of Illinois †	2,500	86
First Regional Bancorp of California * †	447	11
First Republic Bank of California	1,568	86
First South Bancorp, Inc. of North Carolina †	426	12
First State Bancorporation of New Mexico †	998	19
FirstMerit Corp.	3,900	75
FNB Corp. of Pennsylvania †	2,900	49
Fremont General Corp. †	3,300	15
Frontier Financial Corp. †	1,929	47
Glacier Bancorp, Inc. †	2,595	57
Great Southern Bancorp, Inc. †	535	14
Greater Bay Bancorp	2,604	73
Green Bankshares, Inc. †	584	21
Hancock Holding Co. †	1,352	54
Hanmi Financial Corp.	1,982	31
Harleysville National Corp. †	1,447	24
Heartland Financial USA, Inc. †	610	12
Heritage Commerce Corp.	662	14
Home Bancshares, Inc. †	608	13
Horizon Financial Corp. †	652	14

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Banks—6.4%—(continued)
IBERIABANK Corp. †	585	$29
Imperial Capital Bancorp, Inc.	224	8
Independent Bank Corp. of Massachusetts †	688	20
Independent Bank Corp. of Michigan †	1,107	13
Integra Bank Corp. †	976	19
International Bancshares Corp. †	2,520	58
Irwin Financial Corp. †	969	10
Lakeland Bancorp, Inc. †	998	13
Lakeland Financial Corp. †	608	14
Macatawa Bank Corp. †	726	10
MainSource Financial Group, Inc. †	956	17
MB Financial, Inc. †	1,793	63
Midwest Banc Holdings, Inc. †	972	15
Nara Bancorp, Inc. †	1,113	18
National Penn Bancshares, Inc. †	2,282	40
NBT Bancorp, Inc. †	1,697	37
Old National Bancorp of Indiana †	3,215	51
Old Second Bancorp, Inc. †	622	18
Omega Financial Corp. †	683	18
Oriental Financial Group, Inc. †	1,108	12
Pacific Capital Bancorp	2,315	58
Park National Corp. †	545	50
Peoples Bancorp, Inc. of Ohio †	547	14
Pinnacle Financial Partners, Inc. * †	700	20
Preferred Bank of California	487	20
PrivateBancorp, Inc. †	900	30
Prosperity Bancshares, Inc.	1,767	60
Provident Bankshares Corp. †	1,601	49
Renasant Corp. †	862	17
Republic Bancorp, Inc. of Kentucky, Class A	414	6
Royal Bancshares of Pennsylvania, Inc., Class A †	263	6
S & T Bancorp, Inc. †	1,163	41
Sandy Spring Bancorp, Inc. †	774	24
Santander BanCorp †	171	2
SCBT Financial Corp. †	472	17
Seacoast Banking Corp. of Florida †	705	12
Security Bank Corp. of Georgia †	772	11
Sierra Bancorp †	364	10
Signature Bank of New York * †	1,400	48
Simmons First National Corp., Class A †	676	18
South Financial Group (The), Inc. †	3,700	85
Southside Bancshares, Inc. †	550	12
Southwest Bancorp, Inc. of Oklahoma †	696	15
Sterling Bancorp of New York	970	14
Sterling Bancshares, Inc. of Texas †	3,646	42
Sterling Financial Corp. of Pennsylvania †	1,216	21
Sterling Financial Corp. of Washington †	2,522	64
Suffolk Bancorp †	452	14
Sun Bancorp, Inc. of New Jersey * †	809	13
Superior Bancorp * †	1,692	16
Susquehanna Bancshares, Inc.	2,535	50
SVB Financial Group * †	1,746	87
SY Bancorp, Inc. †	670	18
Taylor Capital Group, Inc. †	341	10
Texas Capital Bancshares, Inc. * †	1,100	24
Tompkins Financial Corp. †	290	11
Trico Bancshares †	642	14
Trustco Bank Corp. of New York †	3,678	41
Trustmark Corp. †	2,400	68
UCBH Holdings, Inc. †	4,965	83
UMB Financial Corp. †	1,478	65
Umpqua Holdings Corp. †	2,959	64
Union Bankshares Corp. of Virginia	691	16
United Bankshares, Inc. †	1,900	59
United Community Banks, Inc. of Georgia †	2,015	49
United Security Bancshares of California †	400	8
Univest Corp. of Pennsylvania †	600	14
USB Holding Co., Inc. †	620	14
USB Holdings Co., Inc.—Fractional Shares *	50,000	—
Virginia Commerce Bancorp *	795	12
W. Holding Co., Inc. †	5,500	13
Washington Trust Bancorp, Inc. †	596	15
WesBanco, Inc. †	1,101	29
West Coast Bancorp of Oregon †	725	20
Westamerica Bancorporation †	1,508	73
Western Alliance Bancorp * †	800	21
Wilshire Bancorp, Inc. †	800	9
Wintrust Financial Corp. †	1,199	52
Yardville National Bancorp	472	16

		4,337

Beverages—0.3%
Boston Beer Co., Inc., Class A *	396	19
Central European Distribution Corp. * †	1,746	77
Coca-Cola Bottling Co. Consolidated †	265	16

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Beverages—0.3%—(continued)
Farmer Bros. Co. †	400	$9
Green Mountain Coffee Roasters, Inc. * †	900	31
Jones Soda Co. * †	1,300	14
National Beverage Corp. †	520	5
Peet’s Coffee & Tea, Inc. *	705	18

		189

Biotechnology—2.3%
Acorda Therapeutics, Inc. * †	1,200	22
Affymax, Inc. * †	200	5
Affymetrix, Inc. *	3,400	77
Alexion Pharmaceuticals, Inc. * †	1,867	113
AMAG Pharmaceuticals, Inc. * †	812	44
American Oriental Bioengineering, Inc. * †	2,700	25
Applera Corp.—Celera Group * †	3,848	51
Arena Pharmaceuticals, Inc. * †	3,030	41
Ariad Pharmaceuticals, Inc. * †	3,298	16
Arqule, Inc. * †	1,900	16
Bio-Rad Laboratories, Inc., Class A *	900	76
BioMimetic Therapeutics, Inc. *	500	7
Cambrex Corp. †	1,429	18
Cell Genesys, Inc. * †	3,556	13
CryoLife, Inc. *	1,100	10
Cytokinetics, Inc. * †	1,600	8
Encysive Pharmaceuticals, Inc. * †	3,167	6
Enzo Biochem, Inc. * †	1,478	27
Enzon Pharmaceuticals, Inc. * †	2,152	17
Exelixis, Inc. * †	4,731	53
Genomic Health, Inc. * †	700	14
GenVec, Inc. * †	3,000	7
Geron Corp. * †	3,515	25
GTX, Inc. * †	800	13
Halozyme Therapeutics, Inc. * †	3,200	28
Human Genome Sciences, Inc. * †	6,700	62
Illumina, Inc. * †	2,643	128
Immunomedics, Inc. * †	2,700	6
Incyte Corp. * †	4,040	24
Integra LifeSciences Holdings Corp. * †	946	46
InterMune, Inc. * †	1,366	27
Keryx Biopharmaceuticals, Inc. * †	2,149	22
Kosan Biosciences, Inc. * †	2,000	10
Lifecell Corp. * †	1,716	57
Martek Biosciences Corp. * †	1,600	43
Maxygen, Inc. *	1,184	11
Medivation, Inc. * †	1,000	17
Molecular Insight Pharmaceuticals, Inc. *	200	1
Momenta Pharmaceuticals, Inc. * †	1,200	13
Myriad Genetics, Inc. * †	2,132	94
Nektar Therapeutics * †	4,500	37
Novacea, Inc. * †	300	2
Omrix Biopharmaceuticals, Inc. * †	700	24
Orexigen Therapeutics, Inc. *	400	6
Protalix BioTherapeutics, Inc. * †	844	22
Regeneration Technologies, Inc. * †	1,500	16
Regeneron Pharmaceuticals, Inc. * †	3,146	61
Savient Pharmaceuticals, Inc. * †	2,548	34
Seattle Genetics, Inc. * †	2,000	20
SuperGen, Inc. * †	2,541	10
Telik, Inc. * †	2,812	8
Tercica, Inc. * †	1,600	11
XOMA Ltd. * †	6,100	17

		1,561

Building Materials—0.9%
AAON, Inc.	720	15
Apogee Enterprises, Inc.	1,455	37
Builders FirstSource, Inc. * †	800	11
Comfort Systems USA, Inc. †	2,000	29
Drew Industries, Inc. * †	880	35
Genlyte Group, Inc. * †	1,384	100
Gibraltar Industries, Inc. †	1,240	25
Goodman Global, Inc. *	1,900	44
Interline Brands, Inc. *	1,390	34
LSI Industries, Inc. †	938	19
NCI Building Systems, Inc. *	1,013	47
PGT, Inc. * †	500	5
Simpson Manufacturing Co., Inc. †	1,772	58
Texas Industries, Inc. †	1,342	99
Trex Co., Inc. * †	624	8
U.S. Concrete, Inc. * †	1,700	14
Universal Forest Products, Inc. †	806	30

		610

Chemicals—2.2%
American Vanguard Corp. †	900	14
Arch Chemicals, Inc. †	1,216	53
Balchem Corp. †	900	18

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Chemicals—2.2%—(continued)
CF Industries Holdings, Inc.	2,714	$172
Ferro Corp.	2,093	41
Fuller (H.B.) Co. †	3,012	81
Georgia Gulf Corp. †	1,764	26
Grace (W.R.) & Co. * †	3,534	79
Hercules, Inc. *	5,774	120
Innophos Holdings, Inc. †	1,000	15
Innospec, Inc. †	1,260	31
Kronos Worldwide, Inc.	115	2
Landec Corp. * †	1,000	14
Metabolix, Inc. *	700	16
Minerals Technologies, Inc.	906	60
NewMarket Corp.	675	32
NL Industries, Inc. †	398	4
Olin Corp. †	3,706	79
OM Group, Inc. *	1,434	71
Pioneer Cos., Inc. * †	600	21
PolyOne Corp. *	4,556	37
Rockwood Holdings, Inc. * †	1,766	57
Schulman (A.), Inc.	1,354	29
Sensient Technologies Corp. †	2,273	62
ShengdaTech, Inc. * †	1,300	6
Spartech Corp. †	1,570	34
Stepan Co.	343	10
Symyx Technologies, Inc. *	1,630	15
Terra Industries, Inc. * †	4,600	119
Tronox, Inc., Class B †	2,000	20
UAP Holding Corp.	2,600	78
Valhi, Inc. †	300	7
Zoltek Cos., Inc. * †	1,100	45

		1,468

Coal—0.1%
Alpha Natural Resources, Inc. * †	3,290	64
International Coal Group, Inc. * †	6,200	25

		89

Commercial Services—6.2%
Aaron Rents, Inc. †	2,235	57
ABM Industries, Inc.	2,133	50
Administaff, Inc. †	1,198	41
Advance America Cash Advance Centers, Inc. †	3,280	41
Advisory Board (The) Co. * †	879	51
Albany Molecular Research, Inc. *	1,289	19
AMN Healthcare Services, Inc. * †	1,711	31
Arbitron, Inc.	1,509	75
Arrowhead Research Corp. * †	1,600	8
Bankrate, Inc. * †	610	24
Barrett Business Services †	400	10
BearingPoint, Inc. *	10,100	59
Bowne & Co., Inc.	1,357	23
Bright Horizons Family Solutions, Inc. *	1,288	51
Capella Education Co. * †	500	25
CBIZ, Inc. * †	2,321	17
CDI Corp. †	664	19
Cenveo, Inc. * †	2,670	52
Chemed Corp. †	1,248	77
Clayton Holdings, Inc. * †	600	5
Coinmach Service Corp., Class A †	1,400	18
Coinstar, Inc. * †	1,411	46
Consolidated Graphics, Inc. *	484	32
Corinthian Colleges, Inc. * †	4,300	60
Cornell Cos., Inc. * †	500	12
Corvel Corp. * †	386	10
CoStar Group, Inc. * †	995	55
CPI Corp. †	200	9
CRA International, Inc. * †	609	30
Cross Country Healthcare, Inc. *	1,613	28
Deluxe Corp.	2,600	99
DeVry, Inc. †	3,000	104
Diamond Management & Technology Consultants, Inc.	1,400	14
Dollar Financial Corp. * †	800	19
Dollar Thrifty Automotive Group * †	1,127	33
DynCorp International, Inc., Class A * †	1,200	26
Electro Rent Corp. †	870	13
Emergency Medical Services Corp. * †	400	11
Euronet Worldwide, Inc. * †	2,290	62
ExlService Holdings, Inc. * †	1,091	21
Exponent, Inc. * †	750	18
First Advantage Corp., Class A *	432	8
Forrester Research, Inc. *	775	20
FTI Consulting, Inc. * †	2,119	111
Gartner, Inc. * †	3,483	77
Geo Group (The), Inc. * †	2,540	76

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Commercial Services—6.2%—(continued)
Gevity HR, Inc. †	1,252	$14
Global Cash Access Holdings, Inc. * †	2,162	24
Great Lakes Dredge & Dock Corp. * †	400	4
H&E Equipment Services, Inc. * †	900	19
Healthcare Services Group †	1,991	43
Healthspring, Inc. * †	2,400	45
Heartland Payment Systems, Inc. †	800	24
Heidrick & Struggles International, Inc. * †	854	40
HMS Holdings Corp. * †	1,000	24
Home Solutions of America, Inc. * †	1,800	5
Hudson Highland Group, Inc. * †	1,249	18
Huron Consulting Group, Inc. *	944	62
ICT Group, Inc. * †	400	6
Integrated Electrical Services, Inc. *	700	16
Interactive Data Corp.	1,800	49
Jackson Hewitt Tax Service, Inc.	1,500	43
Kelly Services, Inc., Class A †	1,154	26
Kendle International, Inc. * †	600	24
Kenexa Corp. * †	1,215	34
Kforce, Inc. *	1,600	24
Korn/Ferry International * †	2,340	52
Labor Ready, Inc. * †	2,374	50
Landauer, Inc. †	415	21
LECG Corp. * †	1,200	18
Lincoln Educational Services Corp. *	300	4
Live Nation, Inc. * †	3,300	68
MAXIMUS, Inc. †	1,050	45
McGrath Rentcorp †	1,272	41
Midas, Inc. * †	696	14
Monro Muffler, Inc. †	619	23
Morningstar, Inc. * †	600	39
MPS Group, Inc. * †	4,993	69
Multi-Color Corp. †	300	11
Navigant Consulting, Inc. * †	2,403	42
Net 1 UEPS Technologies, Inc. * †	2,000	49
Odyssey Marine Exploration, Inc. * †	1,900	12
On Assignment, Inc. *	1,700	18
Parexel International Corp. *	1,395	60
PeopleSupport, Inc. * †	1,100	14
PharmaNet Development Group, Inc. * †	897	26
PHH Corp. *	2,700	73
PRA International * †	1,000	29
Pre-Paid Legal Services, Inc. * †	393	22
Premier Exhibitions, Inc. * †	1,400	22
Protection One, Inc. * †	300	4
Providence Service (The) Corp. * †	594	18
QC Holdings, Inc. †	400	6
Rent-A-Center, Inc. *	3,500	67
Resources Connection, Inc. †	2,504	75
Rollins, Inc.	1,408	37
RSC Holdings, Inc. * †	1,000	19
SAIC, Inc. * †	5,700	104
Senomyx, Inc. * †	1,522	20
Sotheby’s †	3,256	141
Source Interlink Cos., Inc. * †	1,723	7
Spherion Corp. *	2,771	25
Standard Parking Corp. * †	300	10
Steiner Leisure Ltd. * †	800	35
Stewart Enterprises, Inc., Class A †	4,989	36
Strayer Education, Inc. †	658	105
Team, Inc. * †	800	19
TeleTech Holdings, Inc. * †	2,125	62
TNS, Inc. †	1,200	18
Universal Technical Institute, Inc. * †	1,200	22
Valassis Communications, Inc. * †	2,400	22
Viad Corp.	1,000	36
VistaPrint Ltd. * †	2,200	72
Volt Information Sciences, Inc. *	684	10
Watson Wyatt Worldwide, Inc., Class A †	2,029	96
Wright Express Corp. * †	1,960	72

		4,251

Computers—2.4%
3D Systems Corp. * †	800	16
Agilysys, Inc. †	1,490	25
Ansoft Corp. * †	808	24
CACI International, Inc., Class A * †	1,500	77
CIBER, Inc. * †	2,685	21
COMSYS IT Partners, Inc. * †	800	15
Comtech Group, Inc. * †	1,000	17
Cray, Inc. * †	1,600	11
Echelon Corp. * †	1,527	43
Electronics for Imaging, Inc. * †	2,786	73
Gateway, Inc. * †	14,242	26
Henry (Jack) & Associates, Inc. †	3,907	103

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Computers—2.4%—(continued)
Hutchinson Technology, Inc. * †	1,261	$29
iGate Corp. * †	1,109	9
IHS, Inc., Class A * †	1,507	76
Imation Corp. †	1,700	49
Immersion Corp. * †	1,300	19
Integral Systems, Inc. of Maryland †	588	14
InterVoice, Inc. * †	1,853	15
Isilon Systems, Inc. * †	400	4
Komag, Inc. * †	1,430	46
LivePerson, Inc. * †	1,700	10
Magma Design Automation, Inc. * †	1,898	26
Manhattan Associates, Inc. * †	1,294	37
Mentor Graphics Corp. * †	4,292	60
Mercury Computer Systems, Inc. * †	1,069	12
Micros Systems, Inc. * †	2,033	123
MTS Systems Corp. †	926	39
Ness Technologies, Inc. * †	1,700	19
Palm, Inc. * †	5,128	77
Perot Systems Corp., Class A * †	4,242	66
Quantum Corp. * †	9,696	31
Rackable Systems, Inc. * †	1,400	19
Radiant Systems, Inc. * †	1,300	20
Radisys Corp. * †	1,097	12
Rimage Corp. * †	500	13
SI International, Inc. * †	700	22
Sigma Designs, Inc. * †	1,100	47
Silicon Graphics, Inc. * †	300	7
Silicon Storage Technology, Inc. * †	4,171	13
Smart Modular Technologies WWH, Inc. * †	2,400	26
SRA International, Inc., Class A *	2,000	56
STEC, Inc. * †	1,600	12
Stratasys, Inc. * †	1,060	27
Super Micro Computer, Inc. *	468	4
SYKES Enterprises, Inc. * †	1,590	26
Synaptics, Inc. * †	1,306	57
Syntel, Inc.	630	22
Tyler Technologies, Inc. * †	1,957	29
Virtusa Corp. *	200	3

		1,627

Cosmetics/Personal Care—0.1%
Chattem, Inc. * †	832	51
Elizabeth Arden, Inc. * †	1,210	30
Inter Parfums, Inc. †	400	8
Revlon, Inc., Class A * †	9,000	11

		100

Distribution/Wholesale—0.7%
Beacon Roofing Supply, Inc. * †	2,150	25
Beijing Med-Pharm Corp. * †	1,300	12
BlueLinx Holdings, Inc. †	573	5
Brightpoint, Inc. *	2,520	29
Building Material Holding Corp. †	1,408	21
Core-Mark Holding Co., Inc. * †	400	13
Houston Wire & Cable Co. †	800	15
LKQ Corp. *	2,238	69
MWI Veterinary Supply, Inc. * †	439	17
NuCo2, Inc. * †	800	21
Owens & Minor, Inc.	1,969	79
Scansource, Inc. * †	1,234	34
United Stationers, Inc. *	1,418	84
Watsco, Inc. †	1,140	55

		479

Diversified Financial Services—2.0%
Accredited Home Lenders Holding Co. * †	1,096	10
Advanta Corp., Class B †	1,764	46
Asset Acceptance Capital Corp.	800	9
Asta Funding, Inc. †	610	23
Calamos Asset Management, Inc., Class A	1,154	27
Centerline Holding Co.	2,515	40
Cityscape Financial Corp. *	2,500	—
Cohen & Steers, Inc. †	900	30
CompuCredit Corp. * †	1,022	22
Cowen Group, Inc. * †	800	10
Credit Acceptance Corp. * †	275	6
Delta Financial Corp. †	800	4
Encore Capital Group, Inc. * †	800	9
Epoch Holding Corp. * †	400	5
eSpeed, Inc., Class A * †	968	8
Evercore Partners, Inc., Class A †	400	8
FCStone Group, Inc. *	300	14
Federal Agricultural Mortgage Corp., Class C †	521	17
Financial Federal Corp. †	1,259	38
Friedman Billings Ramsey Group, Inc., Class A †	7,900	37
GAMCO Investors, Inc., Class A †	316	17
GFI Group, Inc. * †	801	59

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Diversified Financial Services—2.0%—(continued)
Greenhill & Co., Inc. †	1,000	$58
Interactive Brokers Group, Inc., Class A * †	2,000	54
International Securities Exchange Holdings, Inc.	1,900	126
KBW, Inc. * †	1,400	39
Knight Capital Group, Inc., Class A *	5,221	72
LaBranche & Co., Inc. * †	2,600	16
Ladenburg Thalmann Financial Services, Inc. * †	4,500	10
MarketAxess Holdings, Inc. * †	1,500	26
National Financial Partners Corp. †	1,900	93
Nelnet, Inc., Class A †	800	14
NewStar Financial, Inc. * †	642	7
Ocwen Financial Corp. * †	1,759	17
optionsXpress Holdings, Inc. †	2,200	52
Penson Worldwide, Inc. * †	700	11
Piper Jaffray Cos. *	989	51
Portfolio Recovery Associates, Inc. †	822	42
Sanders Morris Harris Group, Inc. †	839	8
Stifel Financial Corp. * †	700	38
SWS Group, Inc. †	1,072	19
Thomas Weisel Partners Group, Inc. * †	1,000	14
TradeStation Group, Inc. * †	1,327	15
U.S. Global Investors, Inc., Class A †	600	12
W.P. Stewart & Co., Ltd. †	1,000	11
Waddell & Reed Financial, Inc., Class A †	4,200	104
World Acceptance Corp. * †	893	28

		1,376

Electric—1.7%
Allete, Inc. †	1,200	51
Aquila, Inc. *	18,289	73
Avista Corp. †	2,589	51
Black Hills Corp. †	1,841	76
Central Vermont Public Service Corp. †	500	18
CH Energy Group, Inc. †	811	38
Cleco Corp. †	3,019	70
El Paso Electric Co. *	2,243	50
Empire District Electric (The) Co. †	1,459	33
EnerNOC, Inc. * †	200	7
Idacorp, Inc. †	2,158	70
ITC Holdings Corp.	2,100	93
MGE Energy, Inc. †	1,046	34
NorthWestern Corp.	1,800	48
Ormat Technologies, Inc. †	646	28
Otter Tail Corp. †	1,437	52
Pike Electric Corp. *	900	17
PNM Resources, Inc. †	3,827	89
PNM Resources, Inc.—Fractional Shares *	50,000	—
Portland General Electric Co. †	1,600	43
UIL Holdings Corp.	1,201	37
Unisource Energy Corp. †	1,677	50
Westar Energy, Inc.	4,500	109

		1,137

Electrical Components & Equipment—0.8%
Advanced Energy Industries, Inc. * †	1,749	28
American Superconductor Corp. * †	2,069	37
Belden, Inc. †	2,181	106
Coleman Cable, Inc. * †	400	6
Encore Wire Corp.	1,189	31
Energy Conversion Devices, Inc. * †	1,927	50
EnerSys *	1,000	18
GrafTech International Ltd. * †	4,934	83
Greatbatch, Inc. * †	1,129	34
Insteel Industries, Inc. †	900	17
Lamson & Sessions (The) Co. * †	700	19
Littelfuse, Inc. * †	1,063	35
Medis Technologies Ltd. * †	1,136	12
Powell Industries, Inc. * †	352	12
Power-One, Inc. * †	3,552	15
Superior Essex, Inc. * †	1,000	35
Universal Display Corp. * †	1,201	18
Vicor Corp. †	994	12

		568

Electronics—2.8%
American Science & Engineering, Inc. †	466	34
Analogic Corp.	618	43
Badger Meter, Inc. †	700	22
Bel Fuse, Inc., Class B †	522	16
Benchmark Electronics, Inc. * †	3,591	90
Brady Corp., Class A †	2,446	95
Checkpoint Systems, Inc. *	1,894	53
Cogent, Inc. * †	2,098	30
Coherent, Inc. * †	1,518	46
CTS Corp. †	1,756	23
Cubic Corp. †	775	31
Cymer, Inc. * †	1,775	70

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Electronics—2.8%—(continued)
Daktronics, Inc. †	1,606	$44
Dionex Corp. * †	909	66
Eagle Test Systems, Inc. *	600	7
Electro Scientific Industries, Inc. * †	1,466	35
Excel Technology, Inc. *	593	16
FARO Technologies, Inc. * †	700	28
FEI Co. * †	1,776	50
Flir Systems, Inc. * †	3,300	163
II-VI, Inc. * †	1,128	35
Ionatron, Inc. * †	1,620	5
Itron, Inc. * †	1,520	129
Kemet Corp. * †	4,033	28
L-1 Identity Solutions, Inc. * †	3,012	50
LoJack Corp. * †	900	17
Measurement Specialties, Inc. *	700	17
Methode Electronics, Inc.	1,745	25
Multi-Fineline Electronix, Inc. * †	400	5
Newport Corp. * †	1,757	24
OSI Systems, Inc. * †	708	18
OYO Geospace Corp. * †	200	15
Park Electrochemical Corp. †	955	28
Plexus Corp. *	2,292	54
Rofin-Sinar Technologies, Inc. * †	759	53
Rogers Corp. * †	884	36
Sonic Solutions, Inc. * †	1,075	8
Stoneridge, Inc. * †	700	7
Taser International, Inc. * †	3,082	44
Technitrol, Inc.	2,011	55
TTM Technologies, Inc. * †	2,105	25
Varian, Inc. * †	1,512	91
Watts Water Technologies, Inc., Class A †	1,579	56
Woodward Governor Co.	1,466	86
X-Rite, Inc. †	1,438	21
Zygo Corp. * †	800	10

		1,904

Energy—Alternate Sources—0.3%
Aventine Renewable Energy Holdings, Inc. * †	1,500	22
Clean Energy Fuels Corp. * †	500	7
Comverge, Inc. * †	300	8
Evergreen Energy, Inc. * †	3,926	16
Evergreen Solar, Inc. * †	4,700	42
FuelCell Energy, Inc. * †	3,229	31
Headwaters, Inc. * †	1,947	32
MGP Ingredients, Inc. †	500	7
Nova Biosource Fuels, Inc. * †	1,400	4
Pacific Ethanol, Inc. * †	1,700	20
US BioEnergy Corp. * †	586	6
VeraSun Energy Corp. * †	1,575	20
Verenium Corp. * †	1,994	11

		226

Engineering & Construction—0.9%
Aecom Technology Corp. * †	2,000	54
Baker (Michael) Corp. * †	400	17
Dycom Industries, Inc. * †	1,958	58
EMCOR Group, Inc. *	3,172	99
ENGlobal Corp. * †	800	7
Granite Construction, Inc. †	1,738	95
Insituform Technologies, Inc., Class A * †	1,318	22
Layne Christensen Co. * †	700	34
Perini Corp. *	1,258	71
Stanley, Inc. * †	400	9
Washington Group International, Inc. *	1,435	121

		587

Entertainment—0.8%
Bally Technologies, Inc. * †	2,661	88
Bluegreen Corp. * †	1,100	9
Carmike Cinemas, Inc. †	700	11
Churchill Downs, Inc. †	493	25
Cinemark Holdings, Inc. †	1,400	25
Dover Downs Gaming & Entertainment, Inc. †	817	9
Great Wolf Resorts, Inc. * †	1,490	21
Isle of Capri Casinos, Inc. * †	777	14
Lakes Entertainment, Inc. * †	900	10
Macrovision Corp. *	2,652	63
Magna Entertainment Corp., Class A * †	1,991	4
National CineMedia, Inc. †	2,100	52
Pinnacle Entertainment, Inc. * †	2,972	83
Shuffle Master, Inc. * †	1,709	25
Six Flags, Inc. * †	3,336	13
Speedway Motorsports, Inc.	662	26
Steinway Musical Instruments †	372	12
Vail Resorts, Inc. * †	1,510	86

		576

EQUITY PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Environmental Control—0.7%
American Ecology Corp. †	800	$16
Calgon Carbon Corp. * †	1,939	26
Casella Waste Systems, Inc., Class A * †	1,168	13
Clean Harbors, Inc. * †	800	38
Darling International, Inc. *	3,946	33
Fuel Tech, Inc. * †	900	26
Metal Management, Inc.	1,200	56
Mine Safety Appliances Co. †	1,378	66
Rentech, Inc. * †	7,900	18
Tetra Tech, Inc. * †	2,808	55
Waste Connections, Inc. *	3,404	104
Waste Industries USA, Inc.	300	10
Waste Services, Inc. * †	1,033	10

		471

Food—1.5%
American Dairy, Inc. * †	300	6
Arden Group, Inc., Class A	43	6
Cal-Maine Foods, Inc. †	600	12
Chiquita Brands International, Inc. * †	2,054	32
Flowers Foods, Inc.	3,700	76
Fresh Del Monte Produce, Inc. †	1,400	37
Great Atlantic & Pacific Tea Co. * †	949	30
Hain Celestial Group, Inc. * †	1,961	57
Imperial Sugar Co. †	600	17
Ingles Markets, Inc., Class A	573	17
J & J Snack Foods Corp.	700	26
Lance, Inc. †	1,477	37
M & F Worldwide Corp. *	639	36
Nash Finch Co. †	655	25
Pathmark Stores, Inc. *	1,549	20
Performance Food Group Co. * †	1,693	48
Pilgrims Pride Corp. †	2,000	81
Ralcorp Holdings, Inc. * †	1,368	84
Ruddick Corp.	1,988	65
Sanderson Farms, Inc.	871	37
Seaboard Corp. †	18	37
Spartan Stores, Inc. †	1,100	28
Tootsie Roll Industries, Inc. †	1,712	46
TreeHouse Foods, Inc. * †	1,500	40
United Natural Foods, Inc. * †	2,146	58
Village Super Market, Class A	200	10
Weis Markets, Inc. †	559	24
Wild Oats Markets, Inc. * †	1,456	27
Winn-Dixie Stores, Inc. * †	1,700	36

		1,055

Forest Products & Paper—0.5%
Bowater, Inc. †	2,800	47
Buckeye Technologies, Inc. * †	1,826	29
Deltic Timber Corp. †	453	26
Glatfelter	2,239	33
Mercer International, Inc. * †	1,500	14
Neenah Paper, Inc. †	700	24
Potlatch Corp.	1,979	89
Rock-Tenn Co., Class A	1,791	52
Schweitzer-Mauduit International, Inc.	816	19
Wausau Paper Corp. †	2,158	24
Xerium Technologies, Inc. †	1,000	5

		362

Gas—0.8%
EnergySouth, Inc. †	339	16
Laclede Group (The), Inc. †	1,071	35
New Jersey Resources Corp. †	1,406	69
Nicor, Inc. †	2,200	91
Northwest Natural Gas Co. †	1,322	61
Piedmont Natural Gas Co., Inc. †	3,600	95
SEMCO Energy, Inc. * †	1,700	13
South Jersey Industries, Inc.	1,462	50
Southwest Gas Corp. †	2,020	59
WGL Holdings, Inc.	2,500	82

		571

Hand/Machine Tools—0.4%
Baldor Electric Co. †	2,318	97
Franklin Electric Co., Inc. †	972	40
Hardinge, Inc.	500	18
Raser Technologies, Inc. * †	1,500	21
Regal-Beloit Corp.	1,551	78

		254

Healthcare—Products—3.8%
Abaxis, Inc. * †	1,000	19
Abiomed, Inc. * †	1,400	17
Accuray, Inc. *	790	11
Align Technology, Inc. * †	2,931	67
American Medical Systems Holdings, Inc. * †	3,620	67
Angiodynamics, Inc. * †	1,047	20

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    10    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Healthcare—Products—3.8%—(continued)
Arrow International, Inc. †	1,201	$54
Arthrocare Corp. * †	1,377	77
Aspect Medical Systems, Inc. * †	755	9
Bruker BioSciences Corp. *	3,188	23
Cantel Medical Corp. * †	600	9
Cepheid, Inc. * †	2,742	51
Conceptus, Inc. * †	1,400	25
Conmed Corp. *	1,323	38
Cutera, Inc. * †	700	16
Cyberonics, Inc. * †	1,131	17
Cynosure, Inc., Class A * †	400	13
Datascope Corp.	590	20
DJO, Inc. *	1,204	59
ev3, Inc. * †	883	14
Foxhollow Technologies, Inc. *	1,000	25
Haemonetics Corp. of Massachusetts * †	1,280	64
Hansen Medical, Inc., * †	464	11
Hologic, Inc. * †	2,629	140
ICU Medical, Inc. * †	659	25
Immucor, Inc. * †	3,464	116
Insulet Corp. *	400	7
Invacare Corp. †	1,436	33
Inverness Medical Innovations, Inc. * †	2,338	113
Kensey Nash Corp. *	579	14
Kyphon, Inc. * †	2,270	152
LCA-Vision, Inc. †	1,000	34
Luminex Corp. * †	1,795	25
Masimo Corp. *	262	6
Medical Action Industries, Inc. *	700	16
Mentor Corp. †	1,671	74
Meridian Bioscience, Inc. †	1,975	51
Merit Medical Systems, Inc. * †	1,338	16
Micrus Endovascular Corp. * †	700	17
Minrad International, Inc. * †	2,200	10
Natus Medical, Inc. * †	1,100	18
Northstar Neuroscience, Inc. * †	900	10
NuVasive, Inc. * †	1,700	54
NxStage Medical, Inc. * †	1,000	12
Oakley, Inc. †	1,262	36
OraSure Technologies, Inc. * †	2,250	21
Orthofix International N.V. * †	800	38
Palomar Medical Technologies, Inc. * †	900	28
PolyMedica Corp. †	1,092	57
PSS World Medical, Inc. *	3,314	63
Quidel Corp. * †	1,400	24
Sirona Dental Systems, Inc. * †	800	23
Sonic Innovations, Inc. * †	1,300	11
SonoSite, Inc. * †	820	24
Spectranetics Corp. * †	1,500	22
Stereotaxis, Inc. * †	1,297	17
STERIS Corp. †	3,300	93
SurModics, Inc. * †	729	35
Symmetry Medical, Inc. *	1,720	28
Thoratec Corp. * †	2,572	53
TomoTherapy, Inc. * †	600	14
Ventana Medical Systems, Inc. *	1,302	106
Visicu, Inc. *	700	5
Vital Images, Inc. * †	800	15
Vital Signs, Inc.	482	24
Volcano Corp. * †	1,200	18
West Pharmaceutical Services, Inc. †	1,604	64
Wright Medical Group, Inc. *	1,698	44
Zoll Medical Corp. *	932	22

		2,554

Healthcare—Services—1.6%
Air Methods Corp. *	500	20
Alliance Imaging, Inc. * †	1,200	10
Amedisys, Inc. * †	1,308	49
American Dental Partners, Inc. *	600	14
AMERIGROUP Corp. * †	2,600	82
Amsurg Corp. *	1,445	34
Apria Healthcare Group, Inc. * †	2,200	59
Assisted Living Concepts, Inc., Class A * †	2,900	26
Bio-Reference Labs, Inc. * †	504	15
Capital Senior Living Corp. * †	1,100	9
Centene Corp. *	2,158	44
Emeritus Corp. * †	500	14
Gentiva Health Services, Inc. *	1,394	29
Healthsouth Corp. * †	3,900	71
Healthways, Inc. * †	1,780	89
Hythiam, Inc. * †	1,500	11
Kindred Healthcare, Inc. *	1,462	29
LHC Group, Inc. * †	697	14
Magellan Health Services, Inc. *	1,900	77

EQUITY PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Healthcare—Services—1.6%—(continued)
Matria Healthcare, Inc. * †	1,084	$28
Medcath Corp. *	500	15
Molina Healthcare, Inc. * †	700	24
National Healthcare Corp. †	386	20
Nighthawk Radiology Holdings, Inc. * †	1,000	22
Odyssey HealthCare, Inc. * †	1,639	16
Psychiatric Solutions, Inc. * †	2,700	99
Radiation Therapy Services, Inc. *	600	14
RehabCare Group, Inc. *	821	13
Res-Care, Inc. * †	1,200	26
Skilled Healthcare Group, Inc., Class A *	1,100	16
Sun Healthcare Group, Inc. *	2,100	31
Sunrise Senior Living, Inc. * †	2,240	80

		1,100

Holding Companies—Diversified—0.3%
Compass Diversified Trust †	1,000	14
Energy Infrastructure Acquisition Corp. *	1,100	11
Freedom Acquisition Holding, Inc. *	2,700	28
Information Services Group, Inc. * †	1,500	11
Marathon Acquisition Corp. * †	1,800	14
NTR Acquisition Co. * †	1,197	11
Resource America, Inc., Class A †	627	10
Star Maritime Acquisition Corp. *	1,000	13
Walter Industries, Inc. †	2,600	66

		178

Home Builders—0.5%
Amrep Corp. †	100	3
Beazer Homes USA, Inc. †	1,900	20
Brookfield Homes Corp. †	521	10
Champion Enterprises, Inc. * †	3,854	44
Fleetwood Enterprises, Inc. * †	3,103	29
Hovnanian Enterprises, Inc., Class A * †	1,900	23
M/I Homes, Inc.	574	10
Meritage Homes Corp. * †	1,300	24
Monaco Coach Corp. †	1,493	20
Palm Harbor Homes, Inc. * †	491	7
Skyline Corp. †	408	12
Standard-Pacific Corp. †	3,200	32
WCI Communities, Inc. * †	1,566	15
Williams Scotsman International, Inc. * †	1,525	42
Winnebago Industries, Inc. †	1,572	42

		333

Home Furnishings—0.5%
American Woodmark Corp. †	538	16
Audiovox Corp., Class A *	837	9
DTS, Inc. * †	900	24
Ethan Allen Interiors, Inc. †	1,400	47
Furniture Brands International, Inc. †	2,400	27
Hooker Furniture Corp. †	604	11
Kimball International, Inc., Class B	1,289	17
La-Z-Boy, Inc. †	2,500	24
Sealy Corp. †	2,200	34
Tempur-Pedic International, Inc. †	4,100	118
TiVo, Inc. * †	4,733	27
Universal Electronics, Inc. * †	691	20

		374

Household Products/Wares—0.8%
ACCO Brands Corp. * †	2,700	61
American Greetings Corp., Class A	2,800	69
Blyth, Inc.	1,200	27
Central Garden and Pet Co., Class A * †	3,447	43
CSS Industries, Inc.	342	13
Ennis, Inc. †	1,232	27
Fossil, Inc. * †	2,200	74
Helen of Troy Ltd. * †	1,500	34
Playtex Products, Inc. * †	2,875	52
Prestige Brands Holdings, Inc. * †	1,700	19
Russ Berrie & Co., Inc. * †	847	13
Spectrum Brands, Inc. * †	1,800	10
Standard Register (The) Co. †	884	11
Tupperware Brands Corp. †	3,045	94
WD-40 Co. †	834	29

		576

Housewares—0.1%
Libbey, Inc. †	700	12
Lifetime Brands, Inc. †	536	11
National Presto Industries, Inc. †	250	14

		37

Insurance—3.4%
21st Century Insurance Group †	1,630	36
ACA Capital Holdings, Inc. * †	400	3
Alfa Corp. †	1,620	29
American Equity Investment Life Holding Co. †	2,800	29
American Physicians Capital, Inc. †	506	20
Amerisafe, Inc. *	900	15

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    12    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Insurance—3.4%—(continued)
Amtrust Financial Services, Inc. †	1,200	$20
Argo Group International Holdings Ltd. *	1,406	57
Aspen Insurance Holdings Ltd.	4,400	110
Assured Guaranty Ltd. †	3,400	89
Baldwin & Lyons, Inc., Class B †	418	11
Castlepoint Holdings Ltd. †	300	3
Citizens, Inc. of Texas * †	1,700	13
CNA Surety Corp. * †	777	14
Commerce Group, Inc. †	2,700	86
Crawford & Co., Class B * †	1,300	8
Darwin Professional Underwriters, Inc. *	400	10
Delphi Financial Group, Inc., Class A †	2,057	83
Donegal Group, Inc., Class A	698	10
eHealth, Inc. *	600	12
EMC Insurance Group, Inc. †	356	9
Employers Holdings, Inc. †	2,600	49
Enstar Group Ltd. * †	300	38
FBL Financial Group, Inc., Class A	703	28
First Acceptance Corp. * †	905	8
First Mercury Financial Corp. * †	629	13
Flagstone Reinsurance Holdings Ltd. †	600	8
FPIC Insurance Group, Inc. *	500	20
Great American Financial Resources, Inc. †	450	11
Greenlight Capital Re Ltd., Class A * †	400	8
Hallmark Financial Services * †	200	2
Harleysville Group, Inc.	797	26
Hilb, Rogal & Hobbs Co.	1,791	84
Horace Mann Educators Corp. †	2,129	41
Independence Holding Co. †	334	7
Infinity Property & Casualty Corp.	907	38
IPC Holdings Ltd. †	3,200	81
James River Group, Inc. †	269	9
Kansas City Life Insurance Co. †	200	9
LandAmerica Financial Group, Inc. †	837	46
Max Capital Group Ltd.	3,000	82
Meadowbrook Insurance Group, Inc. *	1,500	13
Midland (The) Co. †	507	28
Montpelier Re Holdings Ltd. †	5,085	84
National Interstate Corp. †	300	10
National Western Life Insurance Co., Class A	103	27
Navigators Group, Inc. *	588	32
NYMAGIC, Inc.	300	9
Odyssey Re Holdings Corp. †	1,335	48
Phoenix Companies (The), Inc. †	5,560	77
Platinum Underwriters Holdings Ltd. †	3,000	104
PMA Capital Corp., Class A * †	1,524	15
Presidential Life Corp.	1,079	19
Primus Guaranty Ltd. * †	2,200	21
ProAssurance Corp. * †	1,622	85
RAM Holdings Ltd. * †	900	8
RLI Corp.	1,038	62
Safety Insurance Group, Inc.	755	26
Scottish Re Group Ltd. * †	3,300	11
SeaBright Insurance Holdings, Inc. * †	955	16
Security Capital Assurance Ltd. †	1,200	24
Selective Insurance Group, Inc. †	2,720	57
State Auto Financial Corp. †	657	20
Stewart Information Services Corp. †	857	32
Tower Group, Inc. †	1,000	25
Triad Guaranty, Inc. * †	613	10
United America Indemnity Ltd., Class A * †	1,200	26
United Fire & Casualty Co. †	1,052	40
Universal American Financial Corp. * †	1,875	39
Zenith National Insurance Corp.	1,791	77

		2,320

Internet—3.4%
1-800 Contacts, Inc. * †	300	7
1-800-FLOWERS.COM, Inc., Class A * †	1,226	13
Ariba, Inc. * †	3,868	34
Art Technology Group, Inc. *	6,200	19
AsiaInfo Holdings, Inc. *	1,500	12
Authorize.Net Holdings, Inc. * †	1,327	24
Avocent Corp. * †	2,530	75
Blue Coat Systems, Inc. *	700	58
Blue Nile, Inc. * †	658	56
Chordiant Software, Inc. * †	1,620	24
CMGI, Inc. * †	23,862	37
CNET Networks, Inc. * †	7,546	55
Cogent Communications Group, Inc. *	2,500	62
CyberSource Corp. * †	1,500	18
DealerTrack Holdings, Inc. *	1,600	61
Dice Holdings, Inc. *	115	1
Digital River, Inc. * †	2,072	96
Earthlink, Inc. * †	6,106	47

EQUITY PORTFOLIOS    13    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Internet—3.4%—(continued)
Equinix, Inc. * †	1,530	$135
eResearch Technology, Inc. * †	2,000	22
FTD Group, Inc. †	920	16
Global Sources Ltd. * †	800	15
GSI Commerce, Inc. * †	997	23
Harris Interactive, Inc. *	2,677	12
i2 Technologies, Inc. * †	700	11
Ibasis, Inc. *	1,600	15
Imergent, Inc. †	600	11
Infospace, Inc. †	1,598	22
Internap Network Services Corp. * †	2,419	34
Internet Capital Group, Inc. * †	1,900	22
Interwoven, Inc. *	2,115	28
iPass, Inc. * †	2,500	11
j2 Global Communications, Inc. *	2,466	84
Keynote Systems, Inc. * †	700	10
Knot (The), Inc. * †	1,400	29
Lionbridge Technologies * †	2,905	12
Liquidity Services, Inc. * †	500	6
LoopNet, Inc. * †	1,300	25
Move, Inc. * †	5,056	15
NetFlix, Inc. * †	2,400	42
NIC, Inc. †	1,934	13
On2 Technologies, Inc. * †	5,300	8
Online Resources Corp. * †	1,300	17
Openwave Systems, Inc. †	3,965	18
Opsware, Inc. * †	4,344	62
Overstock.com, Inc. * †	764	17
Perficient, Inc. * †	1,400	33
Priceline.com, Inc. * †	1,902	158
RealNetworks, Inc. * †	4,900	31
RightNow Technologies, Inc. *	900	13
S1 Corp. *	2,608	20
Safeguard Scientifics, Inc. * †	5,600	12
Sapient Corp. * †	3,948	25
Secure Computing Corp. * †	2,302	21
Shutterfly, Inc. * †	700	20
Sohu.com, Inc. * †	1,427	47
SonicWALL, Inc. * †	3,110	27
Sourcefire, Inc. * †	300	3
Stamps.com, Inc. * †	799	10
TechTarget, Inc. * †	400	5
Terremark Worldwide, Inc. * †	2,200	15
TheStreet.com, Inc. †	1,000	10
TIBCO Software, Inc. *	10,400	82
Travelzoo, Inc. * †	402	8
TriZetto Group, Inc. * †	2,201	34
United Online, Inc. †	3,250	47
ValueClick, Inc. * †	4,944	99
Vasco Data Security International, Inc. * †	1,300	41
Vignette Corp. *	1,400	27
Vocus, Inc. * †	600	15
Websense, Inc. * †	2,186	45

		2,282

Investment Companies—0.6%
Ampal-American Israel Corp., Class A * †	700	4
Apollo Investment Corp. †	5,000	109
Ares Captial Corp. †	3,323	54
Capital Southwest Corp. †	151	21
Gladstone Capital Corp. †	723	15
Hercules Technology Growth Capital, Inc. †	1,100	13
Kayne Anderson Energy Development Co. †	500	13
Kohlberg Capital Corp.	700	11
MCG Capital Corp. †	3,090	45
MVC Capital, Inc. †	1,200	20
NexCen Brands, Inc. * †	2,000	14
NGP Capital Resources Co. †	900	14
Patriot Capital Funding, Inc. †	900	12
PennantPark Investment Corp. †	1,000	13
Prospect Capital Corp. †	1,000	17
Technology Investment Capital Corp. †	1,000	13

		388

Iron/Steel—0.2%
Claymont Steel Holdings, Inc. * †	400	8
Olympic Steel, Inc. †	400	10
Ryerson, Inc. †	1,344	45
Schnitzer Steel Industries, Inc., Class A †	1,106	64
Universal Stainless & Alloy *	300	10
Wheeling-Pittsburgh Corp. * †	600	11

		148

Leisure Time—0.6%
Ambassadors Group, Inc. †	788	30
Ambassadors International, Inc. †	400	10
Arctic Cat, Inc. †	640	11

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    14    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Leisure Time—0.6%—(continued)
Callaway Golf Co. †	3,655	$59
Life Time Fitness, Inc. * †	1,600	89
Marine Products Corp. †	662	6
Multimedia Games, Inc. * †	1,146	11
Nautilus, Inc. †	1,570	15
Polaris Industries, Inc. †	1,822	87
Town Sports International Holdings, Inc. * †	823	15
WMS Industries, Inc. * †	2,027	60

		393

Lodging—0.4%
Ameristar Casinos, Inc.	1,272	37
Gaylord Entertainment Co. * †	1,979	102
Lodgian, Inc. *	920	11
Marcus Corp.	1,077	23
Monarch Casino & Resort, Inc. * †	600	17
Morgans Hotel Group Co. * †	1,000	19
MTR Gaming Group, Inc. * †	989	10
Riviera Holdings Corp. * †	500	13
Trump Entertainment Resorts, Inc. * †	1,500	10

		242

Machinery—Construction & Mining—0.2%
Astec Industries, Inc. * †	950	48
Bucyrus International, Inc., Class A †	1,878	117

		165

Machinery—Diversified—1.4%
Albany International Corp., Class A †	1,449	56
Altra Holdings, Inc. * †	500	8
Applied Industrial Technologies, Inc.	2,107	67
Briggs & Stratton Corp. †	2,500	73
Cascade Corp. †	562	41
Chart Industries, Inc. * †	600	16
Cognex Corp. †	2,126	39
Columbus McKinnon Corp. of New York *	900	25
Flow International Corp. * †	1,800	15
Gehl Co. * †	578	14
Gerber Scientific, Inc. * †	1,100	11
Gorman-Rupp (The) Co. †	550	19
Hurco Cos., Inc. *	300	15
Intermec, Inc. * †	3,014	74
Intevac, Inc. * †	1,100	18
iRobot Corp. * †	800	18
Kadant, Inc. * †	685	20
Lindsay Corp. †	527	21
Middleby Corp. * †	666	49
NACCO Industries, Inc., Class A	238	28
Nordson Corp. †	1,594	80
Robbins & Myers, Inc. †	709	38
Sauer-Danfoss, Inc. †	517	14
Tecumseh Products Co., Class A * †	762	13
Tennant Co. †	872	37
TurboChef Technologies, Inc. * †	1,000	13
Twin Disc, Inc. †	200	11
Wabtec Corp.	2,490	93

		926

Media—1.3%
Acacia Research - Acacia Technologies * †	1,400	21
Belo Corp., Class A	4,200	72
Charter Communications, Inc., Class A * †	20,299	56
Citadel Broadcasting Corp. †	9,000	37
CKX, Inc. * †	1,900	23
Courier Corp. †	471	17
Cox Radio, Inc., Class A *	1,600	22
Crown Media Holdings, Inc., Class A * †	800	5
Cumulus Media, Inc., Class A * †	1,407	15
DG FastChannel, Inc. *	700	14
Emmis Communications Corp., Class A †	1,616	10
Entercom Communications Corp., Class A †	1,600	34
Entravision Communications Corp., Class A * †	3,400	31
Fisher Communications, Inc. * †	375	18
GateHouse Media, Inc. †	1,083	14
Gemstar-TV Guide International, Inc. * †	12,500	76
Gray Television, Inc. †	2,073	19
Journal Communications, Inc., Class A †	2,300	24
Lee Enterprises, Inc.	2,300	40
Lin TV Corp., Class A * †	1,282	17
Lodgenet Entertainment Corp. * †	1,174	31
Martha Stewart Living Omnimedia, Inc., Class A * †	1,241	16
Media General, Inc., Class A †	1,100	31
Mediacom Communications Corp., Class A * †	2,685	23
Nexstar Broadcasting Group, Inc., Class A * †	500	5
Playboy Enterprises, Inc., Class B * †	1,095	12
Primedia, Inc. †	2,206	32
Radio One, Inc., Class D *	3,808	15

EQUITY PORTFOLIOS    15    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Media—1.3%—(continued)
Salem Communications Corp., Class A	507	$5
Scholastic Corp. * †	1,736	59
Sinclair Broadcast Group, Inc., Class A †	2,399	30
Spanish Broadcasting System, Inc., Class A * †	1,995	6
Sun-Times Media Group, Inc., Class A †	3,230	9
Value Line, Inc. †	100	5
Westwood One, Inc. †	3,500	10
World Wrestling Entertainment, Inc., Class A	1,111	17

		871

Metal Fabrication/Hardware—1.1%
Ampco-Pittsburgh Corp. †	400	17
Castle (A.M.) & Co. †	500	14
CIRCOR International, Inc. †	808	34
Dynamic Materials Corp. †	600	26
Foster (L.B.) Co., Class A * †	500	19
Haynes International, Inc. * †	600	50
Kaydon Corp. †	1,396	74
Ladish Co., Inc. * †	700	37
Lawson Products, Inc. †	220	8
Mueller Industries, Inc. †	1,837	64
Mueller Water Products, Inc., Class A †	5,600	69
Northwest Pipe Co. * †	400	15
Quanex Corp. †	1,875	81
RBC Bearings, Inc. *	1,000	35
Sun Hydraulics, Inc. †	600	17
Valmont Industries, Inc. †	930	83
Worthington Industries, Inc. †	3,469	73

		716

Mining—0.9%
AMCOL International Corp. †	1,291	42
Apex Silver Mines Ltd. * †	2,900	50
Brush Engineered Materials, Inc. * †	973	47
Century Aluminum Co. * †	1,418	70
Coeur D’alene Mines Corp. * †	13,944	48
Compass Minerals International, Inc. †	1,609	55
Hecla Mining Co. * †	5,938	44
Idaho General Mines, Inc. * †	2,300	15
Kaiser Aluminum Corp. †	700	47
Royal Gold, Inc.	1,252	35
RTI International Metals, Inc. * †	1,129	79
Stillwater Mining Co. * †	2,046	19
U.S. Gold Corp. * †	2,500	15
Uranium Resources, Inc. * †	2,600	20
USEC, Inc. * †	4,343	58

		644

Miscellaneous Manufacturing—2.1%
Actuant Corp., Class A †	1,389	85
Acuity Brands, Inc.	2,152	113
American Railcar Industries, Inc. †	500	13
Ameron International Corp. †	435	42
Aptargroup, Inc. †	3,500	127
AZZ, Inc. * †	500	14
Barnes Group, Inc. †	2,346	74
Blount International, Inc. *	1,900	26
Ceradyne, Inc. * †	1,351	98
Clarcor, Inc.	2,484	96
EnPro Industries, Inc. * †	1,078	45
ESCO Technologies, Inc. * †	1,364	45
Federal Signal Corp. †	2,382	36
Freightcar America, Inc.	600	27
GenTek, Inc. *	400	12
Griffon Corp. *	1,468	23
Hexcel Corp. * †	4,675	102
Koppers Holdings, Inc. †	900	33
Lancaster Colony Corp.	1,151	47
LSB Industries, Inc. *	700	15
Matthews International Corp., Class A †	1,538	66
Myers Industries, Inc. †	1,371	29
Park-Ohio Holdings Corp. *	400	11
Raven Industries, Inc. †	808	33
Reddy Ice Holdings, Inc.	1,100	32
Smith & Wesson Holding Corp. * †	1,500	32
Smith (A.O.) Corp. †	1,077	52
Standex International Corp. †	619	16
Sturm Ruger & Co., Inc. * †	1,100	20
Tredegar Corp. †	1,510	26
Trimas Corp. *	700	9

		1,399

Office Furnishings—0.3%
CompX International, Inc.	100	2
Herman Miller, Inc.	3,200	93
Interface, Inc., Class A	2,718	49
Knoll, Inc.	2,390	45

		189

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    16    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Office/Business Equipment—0.1%
IKON Office Solutions, Inc. †	5,300	$74

Oil & Gas—2.8%
Alon USA Energy, Inc. †	700	27
APCO Argentina, Inc. †	100	9
Arena Resources, Inc. * †	700	43
Atlas America, Inc. †	1,094	56
ATP Oil & Gas Corp. * †	1,049	45
Atwood Oceanics, Inc. *	1,394	106
Berry Petroleum Co., Class A †	2,024	69
Bill Barrett Corp. * †	1,570	55
Bois d’Arc Energy, Inc. * †	900	16
BPZ Energy, Inc. * †	2,500	15
Brigham Exploration Co. * †	2,300	12
Bronco Drilling Co., Inc. * †	1,300	19
Callon Petroleum Co. * †	1,000	12
Carrizo Oil & Gas, Inc. * †	1,117	44
Clayton Williams Energy, Inc. *	252	7
Comstock Resources, Inc. *	2,219	61
Contango Oil & Gas Co. * †	600	22
Crosstex Energy, Inc. †	1,861	61
Delek US Holdings, Inc. †	600	16
Delta Petroleum Corp. * †	3,321	49
Edge Petroleum Corp. * †	1,338	17
Encore Acquisition Co. *	2,722	76
Energy Partners Ltd. * †	1,356	19
EXCO Resources, Inc. * †	3,100	52
FX Energy, Inc. * †	1,700	11
GeoGlobal Resources, Inc. * †	1,700	5
GeoMet, Inc. * †	846	5
GMX Resources, Inc. * †	600	18
Goodrich Petroleum Corp. * †	800	24
Grey Wolf, Inc. * †	9,125	61
Gulfport Energy Corp. * †	1,000	18
Harvest Natural Resources, Inc. * †	1,787	21
Mariner Energy, Inc. * †	4,308	90
McMoRan Exploration Co. * †	1,407	19
Meridian Resource Corp. * †	4,191	10
Oilsands Quest, Inc. * †	5,400	27
Parallel Petroleum Corp. * †	1,808	32
Parker Drilling Co. * †	5,589	44
Penn Virginia Corp.	1,900	76
Petrohawk Energy Corp. * †	8,480	128
Petroleum Development Corp. * †	759	30
Petroquest Energy, Inc. * †	2,000	22
Pioneer Drilling Co. * †	2,400	29
Rosetta Resources, Inc. * †	2,498	42
Stone Energy Corp. * †	1,339	44
Sulphco, Inc. * †	2,200	15
Swift Energy Co. * †	1,511	56
Toreador Resources Corp. * †	731	8
TXCO Resources, Inc. * †	1,600	16
Vaalco Energy, Inc. * †	2,900	11
Venoco, Inc. *	729	12
Warren Resources, Inc. * †	2,661	31
Whiting Petroleum Corp. *	2,139	80

		1,893

Oil & Gas Services—1.8%
Allis-Chalmers Energy, Inc. * †	1,239	25
Basic Energy Services, Inc. * †	2,000	41
Cal Dive International, Inc. * †	1,042	15
CARBO Ceramics, Inc. †	1,011	47
Complete Production Services, Inc. *	2,100	47
Dawson Geophysical Co. * †	400	27
Dril-Quip, Inc. * †	1,362	64
Exterran Holdings, Inc. * †	3,038	235
Flotek Industries, Inc. *	900	34
Geokinetics, Inc. *	300	6
Gulf Island Fabrication, Inc.	496	18
Hercules Offshore, Inc. * †	4,149	106
Horizon Offshore, Inc. * †	1,600	26
Hornbeck Offshore Services, Inc. * †	1,183	45
Input/Output, Inc. * †	3,462	49
Lufkin Industries, Inc. †	748	43
Markwest Hydrocarbon, Inc. †	291	15
Matrix Service Co. * †	1,300	25
NATCO Group, Inc., Class A *	800	40
Newpark Resources, Inc. * †	4,396	25
Oil States International, Inc. *	2,522	106
RPC, Inc. †	1,555	21
Superior Offshore International, Inc. * †	500	5
Superior Well Services, Inc. * †	752	16
T-3 Energy Services, Inc. * †	300	9
Trico Marine Services, Inc. * †	600	20
Union Drilling, Inc. * †	680	10

EQUITY PORTFOLIOS    17    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Oil & Gas Services—1.8%—(continued)
W-H Energy Services, Inc. *	1,472	$94
Willbros Group, Inc. *	1,300	37

		1,251

Packaging & Containers—0.3%
AEP Industries, Inc. * †	300	11
Chesapeake Corp. †	902	9
Graphic Packaging Corp. * †	3,400	16
Greif, Inc., Class A	1,666	97
Silgan Holdings, Inc. †	1,148	59

		192

Pharmaceuticals—3.4%
Acadia Pharmaceuticals, Inc. * †	1,500	22
Adams Respiratory Therapeutics, Inc. * †	1,800	69
Akorn, Inc. * †	2,600	20
Alexza Pharmaceuticals, Inc. * †	1,000	8
Alkermes, Inc. * †	5,043	85
Allos Therapeutics, Inc. * †	1,900	9
Alnylam Pharmaceuticals, Inc. * †	1,600	37
Alpharma, Inc., Class A †	2,157	49
Altus Pharmaceuticals, Inc. * †	1,000	11
Amicus Therapeutics, Inc. *	200	2
Animal Health International, Inc. * †	572	7
Array Biopharma, Inc. * †	2,300	26
Auxilium Pharmaceuticals, Inc. * †	1,500	29
Bentley Pharmaceuticals, Inc. * †	979	12
Biodel, Inc. * †	200	4
Bioenvision, Inc. * †	2,600	14
BioMarin Pharmaceuticals, Inc. * †	4,806	103
Bionovo, Inc. * †	2,000	9
Bradley Pharmaceuticals, Inc. * †	600	12
Cadence Pharmaceuticals, Inc. *	744	11
Caraco Pharmaceutical Laboratories Ltd. * †	497	7
Cubist Pharmaceuticals, Inc. * †	2,767	63
CV Therapeutics, Inc. * †	2,907	28
Cypress Bioscience, Inc. * †	1,800	24
CytRx Corp. * †	4,200	15
Dendreon Corp. * †	4,123	33
Discovery Laboratories, Inc. * †	3,900	9
Durect Corp. * †	3,366	17
Emergent Biosolutions, Inc. *	300	3
HealthExtras, Inc. * †	1,455	41
I-Flow Corp. * †	969	17
Idenix Pharmaceuticals, Inc. * †	1,300	4
Indevus Pharmaceuticals, Inc. * †	3,000	20
Isis Pharmaceuticals, Inc. * †	4,186	52
Javelin Pharmaceuticals, Inc. * †	2,000	11
KV Pharmaceutical Co., Class A * †	1,719	47
Ligand Pharmaceuticals, Inc., Class B †	4,400	28
Mannatech, Inc. †	800	7
MannKind Corp. * †	2,037	18
Medarex, Inc. * †	6,303	108
Medicines Co. * †	2,576	43
Medicis Pharmaceutical Corp., Class A †	2,800	86
MGI Pharma, Inc. * †	4,029	95
Nabi Biopharmaceuticals * †	2,912	10
Nastech Pharmaceutical Co., Inc. * †	1,300	18
Neurocrine Biosciences, Inc. * †	1,802	18
Neurogen Corp. * †	1,500	7
Noven Pharmaceuticals, Inc. * †	1,262	19
Obagi Medical Products, Inc. * †	300	5
Onyx Pharmaceuticals, Inc. *	2,704	107
OSI Pharmaceuticals, Inc. * †	2,900	99
Osiris Therapeutics, Inc. * †	600	8
Pain Therapeutics, Inc. * †	1,701	16
Par Pharmaceutical Cos., Inc. * †	1,800	40
Penwest Pharmaceuticals Co. * †	1,137	14
Perrigo Co. †	3,831	79
PetMed Express, Inc. * †	1,000	15
PharMerica Corp. * †	1,335	24
Pharmion Corp. * †	1,300	53
Poniard Pharmaceuticals, Inc. *	1,100	7
Pozen, Inc. * †	1,242	12
Progenics Pharmaceuticals, Inc. * †	1,099	25
Rigel Pharmaceuticals, Inc. * †	1,430	13
Salix Pharmaceuticals Ltd. * †	2,287	26
Santarus, Inc. * †	2,500	6
Sciele Pharma, Inc. * †	1,807	42
Sirtris Pharmaceuticals, Inc. * †	300	4
Somaxon Pharmaceuticals, Inc. * †	500	6
Synta Pharmaceuticals Corp. * †	300	2
Synutra International, Inc. * †	200	6
Trubion Pharmaceuticals, Inc. * †	400	7
United Therapeutics Corp. * †	1,064	73
USANA Health Sciences, Inc. * †	472	18

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    18    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Pharmaceuticals—3.4%—(continued)
Valeant Pharmaceuticals International * †	4,700	$74
Vanda Pharmaceuticals, Inc. * †	1,300	19
Viropharma, Inc. * †	3,400	34
Vivus, Inc. * †	2,700	15
Xenoport, Inc. * †	1,000	42
Zymogenetics, Inc. * †	1,913	23

		2,301

Real Estate—0.2%
Avatar Holdings, Inc. * †	289	17
Consolidated-Tomoka Land Co. of Florida †	304	21
Grubb & Ellis Co. * †	700	6
HFF, Inc., Class A *	800	9
Hilltop Holdings, Inc. * †	2,305	28
Meruelo Maddux Properties, Inc. * †	2,200	13
Stratus Properties, Inc. * †	200	7
Tarragon Corp. * †	687	1
Thomas Properties Group, Inc. †	1,100	14

		116

Real Estate Investment Trusts—5.7%
Acadia Realty Trust †	1,507	38
Agree Realty Corp. †	385	12
Alesco Financial, Inc. †	3,000	16
Alexander’s, Inc. * †	96	38
Alexandria Real Estate Equities, Inc. †	1,453	136
American Campus Communities, Inc. †	1,122	32
American Financial Realty Trust	6,300	52
Anthracite Capital, Inc. †	3,060	28
Anworth Mortgage Asset Corp. †	2,270	12
Arbor Realty Trust, Inc. †	600	12
Ashford Hospitality Trust, Inc. †	5,100	56
Associated Estates Realty Corp.	700	10
BioMed Realty Trust, Inc. †	3,225	79
BRT Realty Trust †	300	6
CapLease, Inc. †	2,100	20
Capital Trust, Inc. of New York, Class A †	700	24
CBRE Realty Finance, Inc. †	1,400	8
Cedar Shopping Centers, Inc. †	2,100	28
Corporate Office Properties Trust	1,901	82
Cousins Properties, Inc. †	2,000	55
Crystal River Capital, Inc. †	1,200	19
DCT Industrial Trust, Inc. †	8,300	85
Deerfield Triarc Capital Corp. †	2,500	22
DiamondRock Hospitality Co. †	4,700	84
Digital Realty Trust, Inc.	2,673	104
EastGroup Properties, Inc. †	1,140	48
Education Realty Trust, Inc. †	1,290	18
Entertainment Properties Trust †	1,260	60
Equity Inns, Inc. †	2,756	62
Equity Lifestyle Properties, Inc. †	959	47
Equity One, Inc. †	1,778	47
Extra Space Storage, Inc. †	3,071	47
FelCor Lodging Trust, Inc.	3,174	70
First Industrial Realty Trust, Inc. †	2,292	93
First Potomac Realty Trust †	1,200	25
Franklin Street Properties Corp. †	2,922	50
Getty Realty Corp. †	876	24
Glimcher Realty Trust †	1,778	40
GMH Communities Trust	1,600	13
Gramercy Capital Corp. of New York †	900	23
Healthcare Realty Trust, Inc. †	2,400	60
Hersha Hospitality Trust †	2,000	22
Highwoods Properties, Inc. †	2,830	101
Home Properties, Inc. †	1,655	84
IMPAC Mortgage Holdings, Inc. †	3,815	7
Inland Real Estate Corp. †	2,800	43
Investors Real Estate Trust †	2,336	24
JER Investors Trust, Inc. †	1,299	16
Kite Realty Group Trust	1,000	17
LaSalle Hotel Properties	2,014	84
Lexington Realty Trust †	3,337	69
LTC Properties, Inc.	1,229	28
Luminent Mortgage Capital, Inc. †	2,172	4
Maguire Properties, Inc. †	1,900	49
Medical Properties Trust, Inc. †	2,392	32
MFA Mortgage Investments, Inc. †	3,962	31
Mid-America Apartment Communities, Inc. †	1,295	64
Mission West Properties †	900	11
National Health Investors, Inc. †	1,134	34
National Retail Properties, Inc. †	3,336	78
Nationwide Health Properties, Inc. †	4,515	125
Newcastle Investment Corp. †	2,133	36
NorthStar Realty Finance Corp. †	3,136	33
Novastar Financial, Inc. †	454	4
OMEGA Healthcare Investors, Inc. †	3,263	49

EQUITY PORTFOLIOS    19    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Real Estate Investment Trusts—5.7%—(continued)
Parkway Properties, Inc. of Maryland †	756	$35
Pennsylvania Real Estate Investment Trust †	1,586	60
Post Properties, Inc. †	2,222	89
PS Business Parks, Inc.	801	45
Quadra Realty Trust, Inc. †	800	8
RAIT Financial Trust †	3,132	28
Ramco-Gershenson Properties	860	28
Realty Income Corp. †	5,047	136
Redwood Trust, Inc. †	1,037	39
Republic Property Trust †	1,300	19
Resource Capital Corp. †	1,000	12
Saul Centers, Inc.	507	25
Senior Housing Properties Trust †	4,082	83
Sovran Self Storage, Inc. †	1,040	47
Strategic Hotels & Resorts, Inc. †	3,687	76
Sun Communities, Inc. †	796	23
Sunstone Hotel Investors, Inc. †	3,164	85
Tanger Factory Outlet Centers, Inc. †	1,522	58
U-Store-It Trust †	2,210	30
Universal Health Realty Income Trust †	564	19
Urstadt Biddle Properties, Inc., Class A †	1,017	17
Washington Real Estate Investment Trust †	2,237	73
Winthrop Realty Trust †	2,300	15

		3,880

Retail—5.9%
99 Cents Only Stores * †	2,400	30
AC Moore Arts & Crafts, Inc. * †	1,003	19
Aeropostale, Inc. * †	3,842	80
AFC Enterprises * †	1,400	21
Applebee’s International, Inc.	3,700	92
Asbury Automotive Group, Inc.	1,212	26
Bebe Stores, Inc. †	1,200	17
Benihana, Inc., Class A * †	600	11
Big 5 Sporting Goods Corp. †	1,091	23
BJ’s Restaurants, Inc. * †	806	18
Blockbuster, Inc., Class A * †	9,600	48
Bob Evans Farms, Inc. †	1,704	57
Bon-Ton Stores (The), Inc. †	500	14
Books-A-Million, Inc.	700	9
Borders Group, Inc. †	2,900	43
Brown Shoe Co., Inc.	2,144	49
Buckle (The), Inc.	707	26
Buffalo Wild Wings, Inc. * †	742	26
Build-A-Bear Workshop, Inc. * †	800	13
Cabela’s, Inc. * †	1,900	45
Cache, Inc. * †	662	11
California Pizza Kitchen, Inc. * †	1,441	29
Carrols Restaurant Group, Inc. *	500	5
Casey’s General Stores, Inc. †	2,487	71
Cash America International, Inc. †	1,491	54
Casual Male Retail Group, Inc. * †	1,773	18
Cato (The) Corp., Class A †	1,506	33
CBRL Group, Inc. †	1,285	48
CEC Entertainment, Inc. *	1,430	44
Charlotte Russe Holding, Inc. * †	1,310	23
Charming Shoppes, Inc. * †	6,123	55
Children’s Place Retail Stores (The), Inc. * †	1,107	32
Chipotle Mexican Grill, Inc., Class B *	1,593	150
Christopher & Banks Corp. †	1,760	21
Citi Trends, Inc. * †	700	15
CKE Restaurants, Inc. †	3,144	53
Collective Brands, Inc. * †	3,267	77
Conn’s, Inc. * †	600	13
CSK Auto Corp. * †	2,112	28
DEB Shops, Inc.	278	7
Denny’s Corp. * †	4,700	18
Domino’s Pizza, Inc. †	2,161	38
Dress Barn, Inc. * †	2,412	42
DSW, Inc., Class A * †	836	25
Eddie Bauer Holdings, Inc. * †	1,500	12
Ezcorp, Inc., Class A *	1,800	22
Finish Line (The), Inc., Class A	1,986	11
First Cash Financial Services, Inc. *	1,300	28
Fred’s, Inc., Class A †	1,888	20
Gander Mountain Co. * †	200	2
Genesco, Inc. * †	1,188	55
Group 1 Automotive, Inc.	1,187	42
Guitar Center, Inc. * †	1,478	84
Haverty Furniture Cos., Inc. †	1,040	11
Hibbett Sports, Inc. * †	1,610	40
HOT Topic, Inc. *	2,145	18
IHOP Corp. †	867	54
Insight Enterprises, Inc. *	2,332	55
J Crew Group, Inc. * †	1,900	95

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    20    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Retail—5.9%—(continued)
Jack in the Box, Inc. *	1,513	$94
Jamba, Inc. * †	2,500	17
Jo-Ann Stores, Inc. * †	1,223	28
Jos. A. Bank Clothiers, Inc. * †	883	27
Kenneth Cole Productions, Inc., Class A †	471	10
Krispy Kreme Doughnuts, Inc. * †	3,100	21
Landry’s Restaurants, Inc. †	820	23
Lithia Motors, Inc., Class A †	809	14
Longs Drug Stores Corp.	1,563	82
MarineMax, Inc. * †	819	15
McCormick & Schmick’s Seafood Restaurants, Inc. * †	700	19
Men’s Wearhouse, Inc. †	2,700	137
Morton’s Restaurant Group, Inc. * †	500	9
Movado Group, Inc.	796	23
New York & Co., Inc. * †	1,100	7
Nu Skin Enterprises, Inc., Class A	2,464	38
O’Charleys, Inc. †	1,136	18
P.F. Chang’s China Bistro, Inc. * †	1,309	44
Pacific Sunwear of California, Inc. * †	3,500	49
Pantry (The), Inc. * †	1,109	37
Papa John’s International, Inc. *	1,048	27
PC Connection, Inc. * †	400	5
Pep Boys - Manny, Moe & Jack †	2,033	33
Pier 1 Imports, Inc. * †	4,300	27
Pricesmart, Inc. †	700	17
Rare Hospitality International, Inc. * †	1,497	57
Red Robin Gourmet Burgers, Inc. * †	855	33
Regis Corp. †	2,129	70
Retail Ventures, Inc. * †	1,300	15
Ruby Tuesday, Inc. †	2,704	60
Rush Enterprises, Inc., Class A *	1,100	28
Ruth’s Chris Steak House * †	900	15
Sally Beauty Holdings, Inc. * †	4,600	39
School Specialty, Inc. * †	1,022	37
Select Comfort Corp. * †	2,439	42
Shoe Carnival, Inc. *	422	7
Sonic Automotive, Inc., Class A †	1,466	39
Sonic Corp. * †	3,310	72
Stage Stores, Inc. †	2,177	38
Steak n Shake (The) Co. * †	1,420	22
Stein Mart, Inc. †	1,345	12
Syms Corp. †	400	7
Systemax, Inc. †	500	9
Talbots, Inc. †	1,200	26
Texas Roadhouse, Inc., Class A * †	2,700	35
Triarc Cos., Inc., Class B †	3,065	47
Tuesday Morning Corp. †	1,430	15
Tween Brands, Inc. * †	1,599	47
Under Armour, Inc., Class A * †	1,287	84
West Marine, Inc. * †	771	11
Wet Seal (The), Inc., Class A *	4,100	19
World Fuel Services Corp. †	1,410	54
Zale Corp. *	2,470	55
Zumiez, Inc. * †	900	44

		3,986

Savings & Loans—1.4%
Abington Bancorp, Inc. †	640	6
Anchor BanCorp Wisconsin, Inc. †	928	24
BankAtlantic Bancorp, Inc., Class A †	2,184	18
BankFinancial Corp. †	1,200	19
BankUnited Financial Corp., Class A †	1,630	28
Berkshire Hills Bancorp, Inc. †	434	13
Brookline Bancorp, Inc. †	3,087	39
Clifton Savings Bancorp, Inc. †	700	8
Dime Community Bancshares †	1,344	18
Downey Financial Corp. †	1,000	57
First Financial Holdings, Inc. †	557	18
First Niagara Financial Group, Inc. †	5,215	74
First Place Financial Corp. of Ohio †	889	16
FirstFed Financial Corp. * †	775	39
Flagstar Bancorp, Inc. †	2,173	27
Flushing Financial Corp.	990	16
Franklin Bank Corp. of Houston * †	1,200	11
Investors Bancorp, Inc. * †	2,500	35
K-Fed Bancorp †	200	3
Kearny Financial Corp. †	1,079	14
KNBT Bancorp, Inc.	1,400	21
MAF Bancorp, Inc.	1,597	86
NASB Financial, Inc.	199	7
NewAlliance Bancshares, Inc. †	5,700	85
Northwest Bancorp, Inc. †	894	26
Oritani Financial Corp. * †	600	9
Partners Trust Financial Group, Inc.	2,223	27
PFF Bancorp, Inc. †	1,177	21

EQUITY PORTFOLIOS    21    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Savings & Loans—1.4%—(continued)
Provident Financial Services, Inc. †	3,127	$52
Provident New York Bancorp †	2,053	28
Rockville Financial, Inc. †	417	6
Roma Financial Corp. †	441	7
TierOne Corp.	846	19
United Community Financial Corp. of Ohio †	1,312	10
ViewPoint Financial Group	562	10
Wauwatosa Holdings, Inc. * †	509	8
Westfield Financial, Inc.	620	6
WSFS Financial Corp. †	321	19

		930

Semiconductors—3.2%
Actel Corp. *	1,309	15
Advanced Analogic Technologies, Inc. * †	1,800	16
AMIS Holdings, Inc. * †	3,300	34
Amkor Technology, Inc. * †	5,200	60
Anadigics, Inc. * †	2,900	48
Applied Micro Circuits Corp. * †	14,200	41
Asyst Technologies, Inc. *	2,391	14
ATMI, Inc. *	1,647	50
Axcelis Technologies, Inc. * †	4,953	23
Brooks Automation, Inc. * †	3,802	54
Cabot Microelectronics Corp. *	1,181	49
Cavium Networks, Inc. * †	300	8
Cirrus Logic, Inc. * †	4,308	29
Cohu, Inc.	1,105	22
Conexant Systems, Inc. * †	23,700	27
Credence Systems Corp. * †	4,921	15
Diodes, Inc. * †	1,489	45
DSP Group, Inc. *	1,383	24
Emulex Corp. * †	4,300	84
Entegris, Inc. * †	5,748	54
Exar Corp. *	1,720	23
Formfactor, Inc. * †	2,400	109
Genesis Microchip, Inc. * †	1,800	14
Hittite Microwave Corp. * †	800	34
IPG Photonics Corp. *	506	9
IXYS Corp. * †	1,327	14
Kulicke & Soffa Industries, Inc. * †	2,931	25
Lattice Semiconductor Corp. * †	5,567	28
LTX Corp. * †	3,082	13
Mattson Technology, Inc. * †	2,521	27
Micrel, Inc. †	2,715	30
Microsemi Corp. * †	3,836	97
Microtune, Inc. * †	2,777	17
MIPS Technologies, Inc. * †	2,100	16
MKS Instruments, Inc. * †	2,550	56
Monolithic Power Systems, Inc. * †	1,100	23
Netlogic Microsystems, Inc. * †	881	26
Omnivision Technologies, Inc. * †	2,786	58
ON Semiconductor Corp. * †	12,032	141
Pericom Semiconductor Corp. *	1,341	15
Photronics, Inc. * †	1,979	23
PLX Technology, Inc. * †	1,400	15
PMC—Sierra, Inc. * †	10,600	81
Rudolph Technologies, Inc. * †	1,352	17
Semitool, Inc. * †	1,145	11
Semtech Corp. *	3,150	56
Silicon Image, Inc. * †	4,200	24
Sirf Technology Holdings, Inc. * †	2,700	46
Skyworks Solutions, Inc. * †	7,965	63
Spansion, Inc., Class A * †	4,500	41
Standard Microsystems Corp. * †	1,055	38
Supertex, Inc. * †	537	19
Syntax-Brillian Corp. * †	2,900	19
Techwell, Inc. * †	700	7
Tessera Technologies, Inc. *	2,400	88
TriQuint Semiconductor, Inc. * †	6,799	30
Ultra Clean Holdings *	900	13
Ultratech, Inc. * †	1,167	17
Veeco Instruments, Inc. * †	1,490	26
Volterra Semiconductor Corp. * †	1,000	11
Zoran Corp. * †	2,457	42

		2,174

Software—3.6%
ACI Worldwide, Inc. * †	1,854	48
Actuate Corp. * †	2,800	20
Advent Software, Inc. * †	901	36
Allscripts Healthcare Solutions, Inc. * †	2,754	62
American Reprographics Co. * †	1,440	35
Ansys, Inc. *	3,910	130
Aspen Technology, Inc. * †	4,360	57
Avid Technology, Inc. * †	2,100	65
Blackbaud, Inc. †	2,195	55

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    22    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Software—3.6%—(continued)
Blackboard, Inc. * †	1,400	$58
Borland Software Corp. * †	3,622	17
Bottomline Technologies, Inc. * †	1,100	15
Commvault Systems, Inc. * †	1,750	33
Computer Programs & Systems, Inc. †	398	11
Concur Technologies, Inc. * †	1,830	49
CSG Systems International, Inc. * †	2,080	48
DemandTec, Inc. * †	133	1
Digi International, Inc. *	1,200	17
DivX, Inc. * †	1,077	15
Double-Take Software, Inc. *	400	7
Eclipsys Corp. *	2,273	52
eFunds Corp. *	2,359	86
Epicor Software Corp. * †	2,805	37
EPIQ Systems, Inc. * †	1,315	21
FalconStor Software, Inc. * †	1,515	17
Glu Mobile, Inc. *	400	3
Guidance Software, Inc. * †	100	1
Infocrossing, Inc. * †	1,100	20
Informatica Corp. * †	4,382	61
infoUSA, Inc. †	1,578	16
Innerworkings, Inc. * †	1,100	16
InPhonic, Inc. * †	1,214	4
Interactive Intelligence, Inc. * †	600	12
INVESTools, Inc. * †	2,600	31
JDA Software Group, Inc. * †	1,219	25
Lawson Software, Inc. * †	6,495	64
Mantech International Corp., Class A *	957	34
MicroStrategy, Inc., Class A *	457	32
Midway Games, Inc. * †	1,221	7
MSC.Software Corp. * †	2,100	27
Nuance Communications, Inc. * †	6,594	124
Omnicell, Inc. * †	1,600	39
Omniture, Inc. * †	1,600	40
OpenTV Corp., Class A * †	4,300	6
Packeteer, Inc. * †	1,722	13
Parametric Technology Corp. * †	5,666	100
PDF Solutions, Inc. * †	1,129	11
Pegasystems, Inc. †	655	8
Phase Forward, Inc. * †	2,000	36
Progress Software Corp. *	1,950	60
PROS Holdings, Inc. *	100	1
QAD, Inc. †	775	6
Quality Systems, Inc. †	880	32
Quest Software, Inc. *	3,338	49
Renaissance Learning, Inc. †	418	5
Schawk, Inc. †	796	17
Seachange International, Inc. * †	1,400	10
Smith Micro Software, Inc. * †	1,500	25
Solera Holdings, Inc. *	1,300	24
SourceForge, Inc. * †	3,300	8
SPSS, Inc. * †	893	36
Sybase, Inc. *	4,600	106
Synchronoss Technologies, Inc. * †	900	31
SYNNEX Corp. * †	800	16
Take-Two Interactive Software, Inc. * †	3,600	58
Taleo Corp., Class A * †	800	18
THQ, Inc. * †	3,355	97
Trident Microsystems, Inc. * †	2,900	43
Ultimate Software Group, Inc. *	1,200	37
Unica Corp. * †	500	5
Visual Sciences, Inc. * †	1,000	18
Wind River Systems, Inc. *	3,648	38

		2,462

Storage/Warehousing—0.1%
Mobile Mini, Inc. *	1,754	42

Telecommunications—4.5%
3Com Corp. * †	19,423	73
Acme Packet, Inc. * †	1,090	16
Adaptec, Inc. * †	5,691	21
Adtran, Inc. †	2,994	80
Airvana, Inc. * †	115	1
Alaska Communications Systems Group, Inc. †	2,100	29
Anaren, Inc. * †	797	11
Andrew Corp. *	7,800	110
Anixter International, Inc. * †	1,591	122
Arris Group, Inc. * †	5,399	82
Aruba Networks, Inc. * †	400	7
Atheros Communications, Inc. * †	2,700	81
Atlantic Tele-Network, Inc. †	400	13
Avanex Corp. * †	9,400	16
BigBand Networks, Inc. * †	600	6
Black Box Corp. †	803	33
C-COR, Inc. * †	2,473	28

EQUITY PORTFOLIOS    23    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Telecommunications—4.5%—(continued)
Cbeyond, Inc. * †	1,000	$39
Centennial Communications Corp. *	1,200	11
Cincinnati Bell, Inc. * †	12,159	59
Comtech Telecommunications Corp. * †	1,147	49
Consolidated Communications Holdings, Inc. †	1,000	19
CPI International, Inc. * †	400	8
CT Communications, Inc. †	1,027	32
Ditech Networks, Inc. * †	1,601	8
Dobson Communications Corp., Class A * †	7,294	92
EMS Technologies, Inc. *	800	20
Eschelon Telecom, Inc. *	500	15
Extreme Networks * †	5,855	20
Fairpoint Communications, Inc. †	1,690	28
FiberTower Corp. * †	5,000	19
Finisar Corp. * †	13,343	50
Foundry Networks, Inc. *	7,300	135
General Communication, Inc., Class A *	2,619	33
GeoEye, Inc. * †	900	21
Global Crossing Ltd. * †	1,200	23
Globalstar, Inc. * †	920	9
Golden Telecom, Inc. †	809	56
Harmonic, Inc. * †	4,005	40
Harris Stratex Networks, Inc. * †	1,250	21
Hughes Communications, Inc. * †	300	15
Hungarian Telephone & Cable * †	200	4
Hypercom Corp. * †	2,617	13
ICO Global Communications Holdings Ltd. * †	4,800	17
IDT Corp., Class B †	2,400	22
Infinera Corp. * †	171	3
InterDigital, Inc. * †	2,266	52
Iowa Telecommunications Services, Inc. †	1,500	28
iPCS, Inc. †	800	27
Ixia *	2,159	20
Knology, Inc. * †	1,300	21
Loral Space & Communications, Inc. *	600	24
MasTec, Inc. *	2,119	31
MRV Communications, Inc. *	5,971	15
Netgear, Inc. *	1,700	48
Network Equipment Technologies, Inc. *	1,300	14
Nextwave Wireless, Inc. * †	1,400	9
North Pittsburgh Systems, Inc. †	729	17
Novatel Wireless, Inc. * †	1,500	34
NTELOS Holdings Corp.	1,400	37
Oplink Communications, Inc. * †	1,042	14
OpNext, Inc. * †	925	11
Optium Corp. * †	600	5
Orbcomm, Inc. * †	1,300	11
PAETEC Holding Corp. * †	3,421	41
Plantronics, Inc. †	2,400	68
Polycom, Inc. *	4,600	139
Powerwave Technologies, Inc. * †	6,506	45
Preformed Line Products Co. †	100	5
Premiere Global Services, Inc. * †	3,479	46
RCN Corp. * †	1,500	22
RF Micro Devices, Inc. * †	9,682	58
Rural Cellular Corp., Class A *	600	26
SAVVIS, Inc. * †	1,400	56
Shenandoah Telecom Co. †	1,029	21
ShoreTel, Inc. *	248	3
Sirenza Microdevices, Inc. * †	2,000	31
Sonus Networks, Inc. *	12,600	73
Starent Networks Corp. *	115	2
SureWest Communications †	708	21
Switch & Data Facilities Co., Inc. * †	561	10
Sycamore Networks, Inc. * †	8,772	35
Symmetricom, Inc. * †	2,229	11
Syniverse Holdings, Inc. * †	1,370	19
Tekelec * †	2,977	37
Time Warner Telecom, Inc., Class A * †	7,193	158
USA Mobility, Inc. * †	1,162	21
UTStarcom, Inc. * †	5,300	16
Veraz Networks, Inc. * †	400	2
Viasat, Inc. * †	1,191	36
Vonage Holdings Corp. * †	3,000	6

		3,036

Textiles—0.1%
G&K Services, Inc., Class A †	1,088	45
Unifirst Corp. of Massachusetts	674	28

		73

Toys, Games & Hobbies—0.2%
Jakks Pacific, Inc. * †	1,378	31
Leapfrog Enterprises, Inc. *	1,700	12
Marvel Entertainment, Inc. * †	2,700	61
RC2 Corp. *	1,006	31

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    24    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—98.1%—CONTINUED
Toys, Games & Hobbies—0.2%—(continued)
Topps (The) Co.	1,665	$15

		150

Transportation—1.7%
ABX Air, Inc. * †	2,900	20
American Commercial Lines, Inc. * †	2,688	69
Arkansas Best Corp. †	1,122	40
Arlington Tankers Ltd. †	600	15
Atlas Air Worldwide Holdings, Inc. * †	615	31
Bristow Group, Inc. * †	1,042	45
Celadon Group, Inc. * †	1,200	19
Double Hull Tankers, Inc. †	1,000	15
Dynamex, Inc. * †	539	14
Eagle Bulk Shipping, Inc. †	2,100	55
Forward Air Corp. †	1,486	52
Genco Shipping & Trading Ltd. †	900	50
General Maritime Corp. †	1,400	36
Genesee & Wyoming, Inc., Class A *	1,754	48
Golar LNG Ltd. †	1,700	33
Gulfmark Offshore, Inc. * †	1,140	52
Heartland Express, Inc. †	2,845	44
Horizon Lines, Inc., Class A †	1,654	47
HUB Group, Inc., Class A * †	2,000	67
Knight Transportation, Inc. †	2,866	53
Knightsbridge Tankers Ltd. †	800	21
Marten Transport Ltd. * †	750	12
Nordic American Tanker Shipping †	1,400	52
Old Dominion Freight Line, Inc. * †	1,458	42
Pacer International, Inc.	1,846	40
Patriot Transportation Holding, Inc. *	100	9
PHI, Inc. *	700	21
Saia, Inc. *	673	13
Ship Finance International Ltd. †	1,600	46
TBS International Ltd., Class A * †	300	11
Ultrapetrol Bahamas Ltd. *	700	13
Universal Truckload Services, Inc. * †	300	6
Werner Enterprises, Inc. †	2,358	44

		1,135

Trucking & Leasing—0.1%
AMERCO, Inc. * †	500	31
Greenbrier Cos., Inc. †	824	24
TAL International Group, Inc. †	787	20

		75

Water—0.2%
American States Water Co. †	843	33
California Water Service Group †	895	35
Consolidated Water Co., Inc. †	700	21
Pico Holdings, Inc. * †	766	34
SJW Corp. †	758	26
Southwest Water Co. †	1,118	15

		164

Total Common Stocks

(Cost $ 58,827)		66,739

INVESTMENT COMPANY—50.3%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	34,223,134	34,223

Total Investment Company

(Cost $ 34,223)		34,223

OTHER—0.0%
Escrow DLB Oil & Gas *	400	—
Escrow Position PetroCorp. *	420	—

Total Other

(Cost $-)		—

RIGHTS—0.0%
CSF Holdings, Inc. *	2,000	—

Total Rights

(Cost $-)		—

WARRANTS—0.0%
American Satellite Network, Exp. 12/31/40 *	350	—
Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *	232	—
Optical Cable Corp., Fractional Shares, Exp. 10/24/07, Strike $4.88 *	79,600	—
Pegasus Wireless Corp., Exp. 12/08/08, Strike $4.88 *	280	—

Total Warrants

(Cost $-)		—

EQUITY PORTFOLIOS    25    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS—1.4%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$852	$852
United States Treasury Bill, (3) 4.71%, 1/17/08	120	118

Total Short-Term Investments

(Cost $ 970)		970

Total Investments—149.8%

(Cost $ 94,020)		101,932
Liabilities less Other Assets - (49.8)%		(33,890)

NET ASSETS—100.0%		$68,042

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2007, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-Mini
Russell 2000	17	$1,351	Long	9/07	$24

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$94,020

Gross tax appreciation of investments	$12,349
Gross tax depreciation of investments	(4,437)

Net tax appreciation of investments	$7,912

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    26    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—96.0%
Aerospace/Defense—2.9%
Goodrich Corp.	1,300	$82
Rockwell Collins, Inc.	1,123	77

		159

Apparel—2.4%
Coach, Inc. *	1,300	58
Phillips-Van Heusen Corp.	1,258	73

		131

Auto Parts & Equipment—1.0%
Johnson Controls, Inc.	500	57

Banks—1.2%
TCF Financial Corp. †	2,550	64

Beverages—1.3%
Hansen Natural Corp. *	1,600	72

Biotechnology—1.9%
Charles River Laboratories International, Inc. *	1,950	102

Chemicals—1.2%
FMC Corp.	700	63

Commercial Services—6.5%
Apollo Group, Inc., Class A *	1,400	82
DeVry, Inc. †	1,758	61
Dun & Bradstreet Corp.	975	95
Gartner, Inc. * †	2,300	51
Quanta Services, Inc. * †	2,300	65

		354

Computers—3.2%
Cadence Design Systems, Inc. *	2,275	49
Micros Systems, Inc. * †	2,100	127

		176

Diversified Financial Services—2.9%
Ameriprise Financial, Inc.	1,400	85
Jefferies Group, Inc. †	2,900	75

		160

Electrical Components & Equipment—1.5%
Ametek, Inc. †	2,100	84

Electronics—6.8%
Amphenol Corp., Class A	2,100	76
Dolby Laboratories, Inc., Class A * †	2,200	80
National Instruments Corp.	1,600	51
Trimble Navigation Ltd. *	2,000	71
Waters Corp. *	1,500	92

		370

Engineering & Construction—1.9%
Chicago Bridge & Iron Co. N.V., New York Shares †	1,328	$50
Jacobs Engineering Group, Inc. *	800	53

		103

Food—1.3%
Hain Celestial Group, Inc. * †	2,450	72

Healthcare—Products—1.7%
Dentsply International, Inc.	2,300	91

Healthcare—Services—6.7%
Coventry Health Care, Inc. *	1,650	95
Laboratory Corp. of America Holdings *	1,100	85
Pediatrix Medical Group, Inc. * †	1,500	90
Psychiatric Solutions, Inc. * †	2,555	94

		364

Household Products/Wares—1.6%
Church & Dwight Co., Inc.	2,000	90

Insurance—1.2%
AMBAC Financial Group, Inc.	1,000	63

Iron/Steel—1.5%
Carpenter Technology Corp. †	700	82

Lodging—0.4%
Starwood Hotels & Resorts Worldwide, Inc.	400	24

Machinery—Diversified—1.5%
AGCO Corp. *	1,876	81

Media—2.6%
Discovery Holding Co., Class A *	3,200	80
Liberty Global, Inc., Class A * †	1,500	62

		142

Miscellaneous Manufacturing—6.6%
Aptargroup, Inc. †	1,700	62
ITT Corp.	925	63
Roper Industries, Inc. †	1,350	85
SPX Corp.	725	65
Textron, Inc.	1,454	85

		360

Oil & Gas—2.2%
ENSCO International, Inc.	1,000	54
Noble Energy, Inc.	1,148	69

		123

Oil & Gas Services—6.1%
Cameron International Corp. *	1,175	96
FMC Technologies, Inc. *	800	76

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—96.0%—CONTINUED
Oil & Gas Services—6.1%—(continued)
Grant Prideco, Inc. *	1,700	$94
National-Oilwell Varco, Inc. *	520	66

		332

Pharmaceuticals—3.9%
Express Scripts, Inc. *	2,324	127
Shire PLC ADR	1,100	87

		214

Real Estate—1.1%
CB Richard Ellis Group, Inc., Class A *	2,040	60

Retail—6.7%
Burger King Holdings, Inc. †	3,100	74
Family Dollar Stores, Inc. †	2,400	70
GameStop Corp., Class A *	1,400	70
PetSmart, Inc. †	1,000	35
Tiffany & Co. †	2,300	118

		367

Semiconductors—7.7%
Intersil Corp., Class A	2,450	82
Kla-Tencor Corp. †	1,000	57
Microchip Technology, Inc.	1,400	54
National Semiconductor Corp.	2,450	65
Nvidia Corp. *	1,275	65
ON Semiconductor Corp. * †	8,200	96

		419

Software—5.0%
Activision, Inc. *	3,400	66
Autodesk, Inc. *	1,200	55
NAVTEQ Corp. *	1,200	76
Total System Services, Inc. †	2,800	78

		275

Telecommunications—3.5%
Foundry Networks, Inc. *	4,200	78
Millicom International Celluiar S.A. * †	800	67
Polycom, Inc. * †	1,557	47

		192

Total Common Stocks

(Cost $4,843)		5,246
INVESTMENT COMPANY- 29.3%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	1,603,875	$1,604

Total Investment Company

(Cost $ 1,604)		1,604

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—4.0%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit
5.28%, 9/4/07	$221	221

Total Short-Term Investment

(Cost $ 221)		221

Total Investments—129.3%

(Cost $ 6,668)		7,071
Liabilities less Other Assets - (29.3)%		(1,603)

NET ASSETS—100.0%		$5,468

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$6,668

Gross tax appreciation of investments	$490
Gross tax depreciation of investments	(87)

Net tax appreciation of investments	$403

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—95.1%
Advertising—1.2%
Omnicom Group, Inc.	21,500	$1,095

Aerospace/Defense—3.7%
Boeing (The) Co.	27,000	2,611
Lockheed Martin Corp.	7,400	734

		3,345

Apparel—1.2%
NIKE, Inc., Class B	19,400	1,093

Auto and Truck Manufacturers—1.6%
PACCAR, Inc.	16,400	1,403

Auto Parts & Equipment—2.1%
Johnson Controls, Inc.	16,400	1,855

Beverages—3.3%
Anheuser-Busch Cos., Inc.	26,500	1,309
Diageo PLC ADR	19,000	1,623

		2,932

Chemicals—1.3%
Monsanto Co.	16,800	1,172

Commercial Services—3.7%
Accenture Ltd., Class A	43,000	1,772
McKesson Corp.	26,900	1,539

		3,311

Computers—10.2%
Dell, Inc. *	39,200	1,107
EMC Corp. of Massachusetts *	117,100	2,302
Hewlett-Packard Co.	52,100	2,571
IBM Corp.	27,000	3,151

		9,131

Cosmetics/Personal Care—1.6%
Colgate-Palmolive Co.	22,200	1,472

Diversified Financial Services—1.1%
Janus Capital Group, Inc.	36,100	960

Electrical Components & Equipment—1.8%
Energizer Holdings, Inc. * †	14,800	1,568

Electronics—1.5%
Waters Corp. *	21,900	1,348

Engineering & Construction—5.6%
ABB Ltd. ADR †	75,700	1,867
Fluor Corp. †	11,900	1,513
Jacobs Engineering Group, Inc. * †	24,300	1,606

		4,986

Healthcare—Products—3.0%
Baxter International, Inc.	29,200	$1,599
Stryker Corp.	16,500	1,102

		2,701

Insurance—1.4%
Travelers Cos. (The), Inc.	23,900	1,208

Internet—4.3%
Amazon.com, Inc. *	26,300	2,102
eBay, Inc. *	51,600	1,759

		3,861

Machinery—Construction & Mining—0.7%
Joy Global, Inc.	15,200	660

Machinery—Diversified—2.2%
Deere & Co.	14,600	1,987

Mining—1.8%
Southern Copper Corp. †	14,900	1,568

Oil & Gas—3.8%
Chevron Corp.	17,300	1,518
Exxon Mobil Corp.	21,500	1,843

		3,361

Oil & Gas Services—7.7%
Cameron International Corp. *	21,600	1,766
National-Oilwell Varco, Inc. *	15,500	1,984
Schlumberger Ltd.	32,900	3,175

		6,925

Pharmaceuticals—9.6%
Medco Health Solutions, Inc. *	24,400	2,085
Merck & Co., Inc.	28,700	1,440
Schering-Plough Corp.	81,800	2,456
Shire PLC ADR	19,400	1,528
Wyeth	23,100	1,069

		8,578

Retail—5.2%
GameStop Corp., Class A * †	37,700	1,890
McDonald’s Corp.	28,000	1,379
TJX Cos., Inc. †	46,900	1,430

		4,699

Semiconductors—0.9%
MEMC Electronic Materials, Inc. *	12,900	792

Software—5.7%
Dun & Bradstreet Corp. †	6,500	634
Microsoft Corp.	94,900	2,726

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—95.1%—CONTINUED
Software—5.7%—(continued)
Oracle Corp. *	87,500	$1,775

		5,135

Telecommunications—8.9%
America Movil SAB de C.V. ADR, Series L	15,700	949
Cisco Systems, Inc. *	114,200	3,645
Juniper Networks, Inc. *	43,800	1,442
Nokia OYJ ADR	59,700	1,963

		7,999

Total Common Stocks

(Cost $ 74,303)		85,145
INVESTMENT COMPANY—8.0%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	7,186,623	7,187

Total Investment Company

(Cost $7,187)		7,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—5.0%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$4,498	4,498

Total Short-Term Investment

(Cost $4,498)		4,498

Total Investments—108.1%

(Cost $85,988)		96,830

Liabilities less Other Assets - (8.1)%		(7,233)

NET ASSETS—100.0%		$89,597

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$85,988

Gross tax appreciation of investments	$11,657
Gross tax depreciation of investments	(815)

Net tax appreciation of investments	$10,842

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—94.0%
Aerospace/Defense—4.4%
Boeing (The) Co.	6,150	$594
Lockheed Martin Corp.	4,325	429
Northrop Grumman Corp.	11,400	899
Raytheon Co.	8,150	500

		2,422

Banks—1.2%
Bank of America Corp.	13,600	689

Biotechnology—3.7%
Amgen, Inc. *	18,140	909
Biogen Idec, Inc. *	17,415	1,111

		2,020

Chemicals—1.8%
Celanese Corp., Class A	16,220	582
Lubrizol Corp.	6,350	404

		986

Commercial Services—1.0%
McKesson Corp.	10,050	575

Computers—5.4%
Cadence Design Systems, Inc. * †	18,625	404
Electronic Data Systems Corp.	18,000	412
IBM Corp.	14,500	1,692
Network Appliance, Inc. *	16,650	464

		2,972

Cosmetics/Personal Care—1.9%
Colgate-Palmolive Co.	7,925	525
Procter & Gamble Co.	7,850	513

		1,038

Diversified Financial Services—5.8%
Citigroup, Inc.	17,575	824
Countrywide Financial Corp. †	12,975	258
Goldman Sachs Group, Inc.	3,700	651
JPMorgan Chase & Co.	10,375	462
Merrill Lynch & Co., Inc.	8,575	632
Morgan Stanley	6,550	408

		3,235

Electric—2.8%
Duke Energy Corp.	30,900	567
NRG Energy, Inc. *	10,650	405
PG&E Corp.	12,650	563

		1,535

Electronics—0.8%
Tyco Electronics Ltd. *	12,281	428

Food—3.6%
Campbell Soup Co.	18,625	703
General Mills, Inc.	13,200	738
Kroger Co.	19,675	523

		1,964

Healthcare—Products—2.1%
Baxter International, Inc.	12,100	663
Covidien Ltd. *	12,281	489

		1,152

Home Furnishings—0.8%
Matsushita Electric Industrial Co. Ltd. ADR †	26,950	471

Household Products/Wares—0.9%
Clorox Co.	8,075	483

Insurance—9.0%
Allstate (The) Corp.	7,725	423
AMBAC Financial Group, Inc.	7,175	451
American International Group, Inc.	27,525	1,817
Chubb Corp.	7,250	371
Hartford Financial Services Group, Inc.	5,675	504
Prudential Financial, Inc.	5,950	534
Travelers Cos. (The), Inc.	10,325	522
XL Capital Ltd., Class A	5,025	383

		5,005

Internet—1.1%
eBay, Inc. *	17,500	597

Iron/Steel—1.6%
United States Steel Corp.	9,200	869

Machinery—Diversified—1.6%
Deere & Co.	6,325	861

Media—2.1%
Disney (The Walt) Co.	34,775	1,169

Miscellaneous Manufacturing—3.8%
Eaton Corp.	6,150	580
General Electric Co.	26,400	1,026
ITT Corp.	7,475	508

		2,114

Oil & Gas—11.1%
Chevron Corp.	21,275	1,867
ENSCO International, Inc. †	14,395	780
Exxon Mobil Corp.	35,000	3,001

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—94.0%—CONTINUED
Oil & Gas—11.1%—(continued)
Occidental Petroleum Corp.	8,850	$502

		6,150

Pharmaceuticals—6.9%
Lilly (Eli) & Co.	18,050	1,035
Pfizer, Inc.	39,125	972
Sanofi-Aventis ADR †	11,125	456
Schering-Plough Corp.	45,000	1,351

		3,814

Pipelines—0.9%
Spectra Energy Corp.	21,725	505
Retail—3.0%
Kohl’s Corp. *	9,250	549
McDonald’s Corp.	11,795	581
TJX Cos., Inc. †	17,100	521

		1,651

Semiconductors—3.2%
ASML Holding N.V., New York Shares * †	26,525	787
National Semiconductor Corp.	14,650	386
Texas Instruments, Inc.	17,850	611

		1,784

Software—4.0%
BMC Software, Inc. *	11,850	363
Microsoft Corp.	64,900	1,864

		2,227

Telecommunications—9.5%
Cisco Systems, Inc. *	57,175	1,825
Embarq Corp.	7,375	460
Nokia OYJ ADR †	35,765	1,176
Qwest Communications International, Inc. * †	91,460	819
Verizon Communications, Inc.	23,500	984

		5,264

Total Common Stocks

(Cost $ 48,984)		51,980

INVESTMENT COMPANIES—10.9%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	4,906,075	4,906
Standard & Poor’s Depository Receipts Trust, Series 1 †	7,625	1,125

Total Investment Companies

(Cost $ 5,882)		6,031

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 4.0%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$2,218	$2,218

Total Short-Term Investment

(Cost $ 2,218)		2,218

Total Investments—108.9%

(Cost $ 57,084)		60,229
Liabilities less Other Assets - (8.9)%		(4,940)

NET ASSETS—100.0%		$55,289

(1)	Investment in affiliated Portfolio
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$57,084

Gross tax appreciation of investments	$4,846
Gross tax depreciation of investments	(1,701)

Net tax appreciation of investments	$3,145

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%
Advertising— 0.2%
Interpublic Group of Cos. (The), Inc. * †	25,012	$274
Omnicom Group, Inc.	16,598	845

		1,119

Aerospace/Defense – 2.3%
Boeing (The) Co.	40,963	3,961
General Dynamics Corp.	20,298	1,595
Goodrich Corp. †	6,226	393
L-3 Communications Holdings, Inc.	6,200	611
Lockheed Martin Corp.	17,784	1,763
Northrop Grumman Corp.	17,306	1,365
Raytheon Co.	22,204	1,362
Rockwell Collins, Inc.	8,382	577
United Technologies Corp.	49,328	3,681

		15,308

Agriculture—1.4%
Altria Group, Inc.	106,956	7,424
Archer-Daniels-Midland Co.	32,706	1,102
Reynolds American, Inc. †	8,526	564
UST, Inc. †	8,034	396

		9,486

Airlines—0.1%
Southwest Airlines Co. †	39,130	591

Apparel—0.4%
Coach, Inc. *	18,600	828
Jones Apparel Group, Inc.	5,840	112
Liz Claiborne, Inc. †	5,588	191
NIKE, Inc., Class B	18,968	1,069
Polo Ralph Lauren Corp.	3,300	249
VF Corp.	4,436	354

		2,803

Auto Manufacturers—0.4%
Ford Motor Co. * †	103,410	808
General Motors Corp. †	29,633	911
PACCAR, Inc.	12,396	1,060

		2,779

Auto Parts & Equipment—0.2%
Goodyear Tire & Rubber (The) Co. * †	10,212	283
Johnson Controls, Inc. †	9,878	1,117

		1,400

Banks—6.1%
Bank of America Corp.	221,005	11,201
Bank of New York Mellon (The) Corp.	55,961	2,263
BB&T Corp.	27,200	1,081
Capital One Financial Corp.	20,708	1,339
Comerica, Inc.	7,759	433
Commerce Bancorp, Inc. of New Jersey †	9,600	353
Compass Bancshares, Inc. †	1,697	111
Fifth Third Bancorp	27,556	983
First Horizon National Corp. †	6,172	189
Huntington Bancshares, Inc. of Ohio	18,309	315
KeyCorp	19,607	653
M&T Bank Corp. †	3,800	402
Marshall & Ilsley Corp.	12,954	566
National City Corp.	28,820	776
Northern Trust Corp. (1)	11,900	731
PNC Financial Services Group, Inc. †	17,268	1,215
Regions Financial Corp. †	35,250	1,103
State Street Corp. †	19,921	1,222
SunTrust Banks, Inc.	17,856	1,406
Synovus Financial Corp. †	16,371	452
U.S. Bancorp	86,202	2,789
Wachovia Corp.	94,904	4,648
Wells Fargo & Co.	173,546	6,341
Zions Bancorporation	5,490	388

		40,960

Beverages—2.2%
Anheuser-Busch Cos., Inc.	38,858	1,920
Brown-Forman Corp., Class B †	4,150	297
Coca-Cola (The) Co.	104,813	5,637
Coca-Cola Enterprises, Inc. †	14,013	334
Constellation Brands, Inc., Class A * †	9,700	234
Molson Coors Brewing Co., Class B †	2,596	232
Pepsi Bottling Group, Inc.	6,971	241
PepsiCo, Inc.	80,829	5,499

		14,394

Biotechnology—0.9%
Amgen, Inc. *	54,227	2,717
Biogen Idec, Inc. *	14,983	956
Celgene Corp. *	19,100	1,227
Genzyme Corp. *	13,157	821
Millipore Corp. * †	2,878	201

		5,922

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Building Materials— 0.1%
American Standard Companies, Inc.	8,852	$326
Masco Corp.	18,888	492

		818

Chemicals—1.7%
Air Products & Chemicals, Inc.	10,864	978
Ashland, Inc.	2,987	179
Dow Chemical (The) Co.	47,271	2,015
Eastman Chemical Co.	4,190	280
Ecolab, Inc.	8,808	367
du Pont (E.I.) de Nemours & Co.	45,751	2,230
Hercules, Inc. * †	6,237	130
International Flavors & Fragrances, Inc.	3,884	195
Monsanto Co.	26,952	1,880
PPG Industries, Inc.	8,234	604
Praxair, Inc.	17,532	1,326
Rohm & Haas Co.	7,084	400
Sherwin-Williams (The) Co. †	5,495	379
Sigma-Aldrich Corp. †	6,486	291

		11,254

Coal—0.1%
Consol Energy, Inc. †	9,100	363
Peabody Energy Corp. †	13,300	565

		928

Commercial Services—0.6%
Apollo Group, Inc., Class A *	7,001	411
Convergys Corp. *	7,346	123
Donnelley (R.R.) & Sons Co.	11,061	396
Equifax, Inc.	7,655	295
H&R Block, Inc.	16,138	320
McKesson Corp.	14,748	844
Monster Worldwide, Inc. * †	6,987	239
Moody’s Corp.	11,462	525
Robert Half International, Inc. †	8,347	267
Western Union (The) Co.	38,761	730

		4,150

Computers—4.6%
Affiliated Computer Services, Inc., Class A *	4,900	245
Apple, Inc. *	43,112	5,970
Cognizant Technology Solutions Corp., Class A *	7,200	529
Computer Sciences Corp. *	8,710	487
Dell, Inc. *	112,643	3,182
Electronic Data Systems Corp.	25,461	583
EMC Corp. of Massachusetts *	104,045	2,046
Hewlett-Packard Co.	135,139	6,669
IBM Corp.	70,584	8,237
Lexmark International, Inc., Class A *	4,707	175
NCR Corp. *	8,992	448
Network Appliance, Inc. *	18,575	518
SanDisk Corp. *	11,400	639
Sun Microsystems, Inc. * †	178,926	959
Unisys Corp. *	18,613	137

		30,824

Cosmetics/Personal Care—2.0%
Avon Products, Inc.	21,990	755
Colgate-Palmolive Co.	25,624	1,700
Estee Lauder Cos. (The), Inc., Class A	5,800	241
Procter & Gamble Co.	160,360	10,473

		13,169

Distribution/Wholesale—0.1%
Genuine Parts Co.	8,543	425
Grainger (W.W.), Inc. †	3,529	323

		748

Diversified Financial Services—7.5%
American Express Co.	60,264	3,533
Ameriprise Financial, Inc.	11,792	719
Bear Stearns Cos. (The), Inc. †	6,849	744
Charles Schwab (The) Corp.	52,832	1,046
CIT Group, Inc.	9,600	361
Citigroup, Inc.	250,382	11,738
CME Group, Inc. †	2,700	1,498
Countrywide Financial Corp. †	33,184	659
Discover Financial Services *	26,365	610
E*TRADE Financial Corp. *	21,400	333
Fannie Mae	50,795	3,333
Federated Investors, Inc., Class B	4,712	165
Franklin Resources, Inc.	8,221	1,083
Freddie Mac	33,350	2,055
Goldman Sachs Group, Inc.	20,253	3,565
Janus Capital Group, Inc. †	9,207	245
JPMorgan Chase & Co.	175,544	7,815
Legg Mason, Inc. †	6,601	573
Lehman Brothers Holdings, Inc.	27,260	1,495
Merrill Lynch & Co., Inc.	43,203	3,184
Morgan Stanley	52,230	3,258

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Diversified Financial Services—7.5%—(continued)
Price (T. Rowe) Group, Inc. †	13,372	$686
SLM Corp.	20,584	1,035

		49,733

Electric—3.2%
AES Corp. *	33,438	606
Allegheny Energy, Inc. *	8,285	428
Ameren Corp. †	10,323	524
American Electric Power Co., Inc.	20,017	890
Centerpoint Energy, Inc.	15,957	259
CMS Energy Corp. †	11,183	182
Consolidated Edison, Inc.	13,521	621
Constellation Energy Group, Inc.	9,021	748
Dominion Resources, Inc. of Virginia †	16,812	1,432
DTE Energy Co. †	8,779	420
Duke Energy Corp.	63,082	1,157
Dynegy, Inc., Class A *	19,705	159
Edison International	16,334	861
Entergy Corp.	9,856	1,021
Exelon Corp.	33,290	2,353
FirstEnergy Corp.	15,295	940
FPL Group, Inc.	20,312	1,195
Integrys Energy Group, Inc. †	4,000	201
PG&E Corp.	17,596	783
Pinnacle West Capital Corp. †	5,291	211
PPL Corp.	19,250	929
Progress Energy, Inc. †	12,700	583
Public Service Enterprise Group, Inc.	12,639	1,074
Southern (The) Co. †	37,699	1,338
TECO Energy, Inc. †	11,516	182
TXU Corp.	23,432	1,579
Xcel Energy, Inc.	20,485	422

		21,098

Electrical Components & Equipment—0.3%
Emerson Electric Co.	39,794	1,959
Molex, Inc.	7,135	187

		2,146

Electronics—0.6%
Agilent Technologies, Inc. *	19,826	722
Applera Corp. - Applied Biosystems Group	9,046	286
Jabil Circuit, Inc. †	9,600	213
PerkinElmer, Inc.	6,400	175
Solectron Corp. *	48,359	188
Tektronix, Inc.	4,349	140
Thermo Fisher Scientific Inc. *	21,111	1,145
Tyco Electronics Ltd. *	24,870	867
Waters Corp. *	4,978	306

		4,042

Engineering & Construction—0.1%
Fluor Corp. †	4,391	558

Entertainment—0.1%
International Game Technology	16,678	637

Environmental Control—0.2%
Allied Waste Industries, Inc. * †	13,654	175
Waste Management, Inc.	25,942	977

		1,152

Food—1.8%
Campbell Soup Co. †	10,862	410
ConAgra Foods, Inc.	24,987	643
Dean Foods Co. †	7,000	188
General Mills, Inc.	17,341	969
Heinz (H.J.) Co.	16,269	734
Hershey (The) Co.	8,622	401
Kellogg Co.	12,568	690
Kraft Foods, Inc., Class A	79,514	2,549
Kroger Co.	36,458	969
McCormick & Co., Inc.	6,400	229
Safeway, Inc.	22,142	703
Sara Lee Corp.	36,831	612
SUPERVALU, Inc.	10,441	440
Sysco Corp.	30,980	1,034
Tyson Foods, Inc., Class A †	12,500	269
Whole Foods Market, Inc. †	7,000	310
Wrigley (Wm.) Jr. Co. †	10,846	632

		11,782

Forest Products & Paper—0.4%
International Paper Co.	21,847	767
MeadWestvaco Corp.	9,129	288
Plum Creek Timber Co., Inc. †	8,789	369
Temple-Inland, Inc. †	5,248	289
Weyerhaeuser Co.	10,769	734

		2,447

Gas—0.2%
NICOR, Inc. †	2,552	106
NiSource, Inc. †	13,635	257

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Gas—0.2%—(continued)
Sempra Energy	13,172	$725

		1,088

Hand/Machine Tools—0.1%
Black & Decker Corp. †	3,250	282
Snap-On, Inc.	3,123	153
Stanley Works (The) †	4,168	236

		671

Healthcare—Products—3.1%
Bard (C.R.), Inc.	5,180	432
Bausch & Lomb, Inc.	2,853	180
Baxter International, Inc.	32,635	1,787
Becton, Dickinson & Co.	12,297	946
Boston Scientific Corp. *	59,428	763
Covidien Ltd. *	24,870	991
Johnson & Johnson	149,238	9,221
Medtronic, Inc.	58,295	3,080
Patterson Cos., Inc. *	7,400	272
St. Jude Medical, Inc. *	16,946	738
Stryker Corp.	14,936	998
Varian Medical Systems, Inc. *	6,300	255
Zimmer Holdings, Inc. *	11,885	931

		20,594

Healthcare—Services—1.4%
Aetna, Inc.	25,844	1,316
Coventry Health Care, Inc. *	7,875	452
Humana, Inc. *	8,390	538
Laboratory Corp. of America Holdings *	5,900	458
Manor Care, Inc.	3,639	232
Quest Diagnostics, Inc.	7,936	434
Tenet Healthcare Corp. * †	25,228	86
UnitedHealth Group, Inc.	70,052	3,503
WellPoint, Inc. *	30,402	2,450

		9,469

Holding Companies—Diversified—0.1%
Leucadia National Corp. †	8,300	368

Home Builders—0.1%
Centex Corp. †	6,434	186
D.R. Horton, Inc. †	14,600	221
KB Home †	4,128	125
Lennar Corp., Class A	7,000	198
Pulte Homes, Inc. †	11,332	188

		918

Home Furnishings—0.1%
Harman International Industries, Inc.	3,200	363
Whirlpool Corp. †	3,930	379

		742

Household Products/Wares—0.4%
Avery Dennison Corp. †	4,838	289
Clorox Co.	7,615	455
Fortune Brands, Inc.	7,605	632
Kimberly-Clark Corp. †	21,160	1,454

		2,830

Housewares—0.1%
Newell Rubbermaid, Inc.	13,961	360

Insurance—4.6%
ACE Ltd.	16,317	942
Aflac, Inc.	24,479	1,305
Allstate (The) Corp.	30,375	1,663
AMBAC Financial Group, Inc. †	5,103	321
American International Group, Inc.	133,749	8,827
AON Corp.	14,734	638
Assurant, Inc. †	4,900	253
Chubb Corp.	20,086	1,027
CIGNA Corp.	14,421	745
Cincinnati Financial Corp. †	8,630	364
Genworth Financial, Inc., Class A	20,900	606
Hartford Financial Services Group, Inc.	16,498	1,467
Lincoln National Corp.	13,598	828
Loews Corp.	22,338	1,050
Marsh & McLennan Cos., Inc.	27,810	741
MBIA, Inc. †	6,564	394
Metlife, Inc.	36,744	2,353
MGIC Investment Corp. †	4,527	137
Principal Financial Group, Inc.	13,411	744
Progressive (The) Corp. †	36,828	749
Prudential Financial, Inc.	23,999	2,155
SAFECO Corp.	5,276	306
Torchmark Corp. †	4,694	289
Travelers Cos. (The), Inc.	33,271	1,681
Unum Group	17,163	420
XL Capital Ltd., Class A	9,334	711

		30,716

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Internet—1.8%
Akamai Technologies, Inc. * †	8,200	$264
Amazon.com, Inc. * †	15,615	1,248
eBay, Inc. *	56,128	1,914
Google, Inc., Class A *	11,162	5,751
IAC/InterActiveCorp *	10,900	303
Symantec Corp. *	45,171	850
VeriSign, Inc. *	12,300	396
Yahoo!, Inc. *	60,630	1,378

		12,104

Investment Companies—0.1%
American Capital Strategies Ltd. †	8,700	359

Iron/Steel—0.3%
Allegheny Technologies, Inc.	5,078	505
Nucor Corp. †	15,144	801
United States Steel Corp.	5,975	564

		1,870

Leisure Time—0.3%
Brunswick Corp. †	4,835	122
Carnival Corp. †	23,368	1,065
Harley-Davidson, Inc.	12,928	695

		1,882

Lodging—0.5%
Harrah’s Entertainment, Inc.	9,380	805
Hilton Hotels Corp.	21,338	980
Marriott International, Inc., Class A †	16,400	728
Starwood Hotels & Resorts Worldwide, Inc.	10,811	661
Wyndham Worldwide Corp.	9,147	292

		3,466

Machinery—Construction & Mining—0.4%
Caterpillar, Inc.	32,372	2,453
Terex Corp. *	5,200	415

		2,868

Machinery—Diversified—0.4%
Cummins, Inc.	5,892	698
Deere & Co.	11,495	1,564
Rockwell Automation, Inc. †	7,869	554

		2,816

Media—3.0%
CBS Corp., Class B	36,773	1,159
Clear Channel Communications, Inc.	24,878	927
Comcast Corp., Class A *	160,303	4,182
DIRECTV Group (The), Inc. *	38,600	901
Disney (The Walt) Co.	99,186	3,333
Dow Jones & Co., Inc.	3,551	210
Gannett Co., Inc. †	11,746	552
McGraw-Hill Cos. (The), Inc.	17,228	869
Meredith Corp.	2,236	125
New York Times Co., Class A †	7,889	173
News Corp., Class A	115,500	2,337
Scripps (E.W.) Co., Class A †	4,600	189
Time Warner, Inc.	187,726	3,563
Tribune Co.	4,576	126
Viacom, Inc., Class B *	34,473	1,360

		20,006

Metal Fabrication/Hardware—0.1%
Precision Castparts Corp.	7,200	938

Mining—0.7%
Alcoa, Inc.	43,573	1,592
Freeport-McMoRan Copper & Gold, Inc., Class B †	19,426	1,698
Newmont Mining Corp.	22,633	957
Vulcan Materials Co.	4,747	427

		4,674

Miscellaneous Manufacturing—5.1%
3M Co.	37,620	3,423
Cooper Industries Ltd., Class A	9,130	467
Danaher Corp.	11,904	924
Dover Corp.	10,240	506
Eastman Kodak Co. †	14,437	385
Eaton Corp.	7,260	684
General Electric Co.	515,623	20,042
Honeywell International, Inc.	38,639	2,170
Illinois Tool Works, Inc.	20,674	1,203
Ingersoll-Rand Co. Ltd., Class A	15,050	782
ITT Corp.	9,048	615
Leggett & Platt, Inc. †	9,716	198
Pall Corp.	6,491	247
Parker Hannifin Corp. †	5,747	618
Textron, Inc.	12,558	733
Tyco International Ltd.	25,470	1,125

		34,122

Office/Business Equipment—0.2%
Pitney Bowes, Inc.	11,035	493

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Office/Business Equipment—0.2%—(continued)
Xerox Corp. *	46,958	$804

		1,297

Oil & Gas—8.8%
Anadarko Petroleum Corp.	23,236	1,138
Apache Corp.	16,574	1,283
Chesapeake Energy Corp.	20,500	661
Chevron Corp.	109,553	9,614
ConocoPhillips	84,634	6,931
Devon Energy Corp.	22,250	1,676
ENSCO International, Inc. †	7,500	407
EOG Resources, Inc.	12,238	824
Exxon Mobil Corp.	282,710	24,237
Hess Corp.	13,613	835
Marathon Oil Corp.	34,356	1,851
Murphy Oil Corp.	9,400	573
Nabors Industries Ltd. * †	14,106	417
Noble Corp.	13,374	656
Occidental Petroleum Corp.	41,368	2,345
Rowan Cos., Inc. †	5,903	222
Sunoco, Inc.	6,068	444
Transocean, Inc. *	14,412	1,515
Valero Energy Corp.	27,500	1,884
XTO Energy, Inc.	19,833	1,078

		58,591

Oil & Gas Services—1.8%
Baker Hughes, Inc.	16,103	1,350
BJ Services Co.	14,690	365
Halliburton Co.	45,780	1,584
National-Oilwell Varco, Inc. *	8,900	1,139
Schlumberger Ltd.	60,686	5,856
Smith International, Inc.	10,000	670
Weatherford International Ltd. *	16,900	987

		11,951

Packaging & Containers—0.1%
Ball Corp. †	5,428	284
Bemis Co. †	5,552	166
Pactiv Corp. *	6,482	190
Sealed Air Corp.	8,588	227

		867

Pharmaceuticals—5.6%
Abbott Laboratories	76,386	3,965
Allergan, Inc.	15,346	921
AmerisourceBergen Corp.	9,582	458
Barr Pharmaceuticals, Inc. *	5,500	280
Bristol-Myers Squibb Co.	97,595	2,845
Cardinal Health, Inc.	19,223	1,314
Express Scripts, Inc. * †	12,857	704
Forest Laboratories, Inc. *	15,869	597
Gilead Sciences, Inc. *	46,796	1,702
Hospira, Inc. * †	7,788	301
King Pharmaceuticals, Inc. * †	12,238	184
Lilly (Eli) & Co.	48,873	2,803
Medco Health Solutions, Inc. *	14,063	1,202
Merck & Co., Inc.	111,940	5,616
Mylan Laboratories, Inc. †	12,300	186
Pfizer, Inc.	354,721	8,811
Schering-Plough Corp.	73,852	2,217
Watson Pharmaceuticals, Inc. *	5,452	163
Wyeth	66,714	3,089

		37,358

Pipelines—0.4%
El Paso Corp.	35,078	557
Questar Corp.	8,600	430
Spectra Energy Corp.	31,691	737
Williams Cos. (The), Inc.	30,018	930

		2,654

Real Estate—0.0%
CB Richard Ellis Group, Inc., Class A * †	9,400	278

Real Estate Investment Trusts—1.1%
Apartment Investment & Management Co., Class A	5,200	232
Archstone-Smith Trust	12,000	706
AvalonBay Communities, Inc. †	4,000	458
Boston Properties, Inc. †	6,000	600
Developers Diversified Realty Corp. †	6,200	332
Equity Residential	14,597	587
General Growth Properties, Inc. †	12,300	611
Host Hotels & Resorts, Inc. †	26,100	582
Kimco Realty Corp. †	11,400	488
ProLogis	12,834	772
Public Storage †	6,182	468
Simon Property Group, Inc. †	11,186	1,062
Vornado Realty Trust	6,600	704

		7,602

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    6    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Retail—5.4%
Abercrombie & Fitch Co., Class A †	4,400	$346
AutoNation, Inc. *	8,011	152
Autozone, Inc. * †	2,519	306
Bed Bath & Beyond, Inc. * †	13,737	476
Best Buy Co., Inc.	22,422	985
Big Lots, Inc. * †	5,857	174
Circuit City Stores, Inc. †	7,919	86
Costco Wholesale Corp.	22,391	1,383
CVS Caremark Corp.	76,550	2,895
Darden Restaurants, Inc.	7,054	293
Dillard’s, Inc., Class A †	3,434	82
Family Dollar Stores, Inc.	8,062	236
Gap (The), Inc.	26,535	498
Home Depot (The), Inc. †	97,863	3,749
Kohl’s Corp. *	16,146	957
Limited Brands	17,113	396
Lowe’s Cos., Inc.	74,614	2,318
Macy’s, Inc.	23,066	732
McDonald’s Corp.	59,175	2,914
Nordstrom, Inc. †	12,080	581
Office Depot, Inc. *	13,859	339
OfficeMax, Inc.	4,024	143
Penney (J.C.) Co., Inc.	11,300	777
RadioShack Corp. †	7,458	177
Sears Holdings Corp. * †	4,156	597
Staples, Inc.	37,297	886
Starbucks Corp. *	40,126	1,106
Target Corp.	42,230	2,784
Tiffany & Co.	6,801	349
TJX Cos., Inc. †	22,730	693
Wal-Mart Stores, Inc.	124,335	5,425
Walgreen Co.	49,630	2,237
Wendy’s International, Inc.	4,605	151
Yum! Brands, Inc.	26,260	859

		36,082

Savings & Loans—0.4%
Hudson City Bancorp, Inc. †	24,300	345
Sovereign Bancorp, Inc. †	18,080	327
Washington Mutual, Inc. †	45,343	1,665

		2,337

Semiconductors—2.8%
Advanced Micro Devices, Inc. * †	27,544	358
Altera Corp. †	17,807	424
Analog Devices, Inc.	16,437	606
Applied Materials, Inc.	69,197	1,478
Broadcom Corp., Class A *	23,274	803
Intel Corp.	299,329	7,708
Kla-Tencor Corp.	9,611	552
Linear Technology Corp. †	11,262	383
LSI Corp. * †	38,141	263
Maxim Integrated Products, Inc.	16,017	481
MEMC Electronic Materials, Inc. *	11,200	688
Micron Technology, Inc. * †	37,880	434
National Semiconductor Corp. †	12,004	316
Novellus Systems, Inc. * †	6,921	189
Nvidia Corp. *	18,130	927
QLogic Corp. * †	8,478	113
Teradyne, Inc. * †	10,158	151
Texas Instruments, Inc.	71,095	2,434
Xilinx, Inc.	14,936	382

		18,690

Software—3.8%
Adobe Systems, Inc. *	29,414	1,257
Autodesk, Inc. *	11,576	536
Automatic Data Processing, Inc.	27,759	1,270
BMC Software, Inc. *	10,199	312
Citrix Systems, Inc. * †	9,069	330
CA, Inc.	20,609	519
Compuware Corp. * †	16,072	130
Electronic Arts, Inc. *	15,550	823
Fidelity National Information Services, Inc.	8,200	389
First Data Corp.	37,761	1,254
Fiserv, Inc. *	8,374	390
IMS Health, Inc. †	9,697	290
Intuit, Inc. *	17,198	470
Microsoft Corp.	424,592	12,199
Novell, Inc. *	19,441	145
Oracle Corp. *	199,609	4,048
Paychex, Inc.	17,016	756

		25,118

Telecommunications—6.5%
Alltel Corp.	17,741	1,211
AT&T, Inc.	307,714	12,269
Avaya, Inc. *	22,551	380

EQUITY PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—99.2%—CONTINUED
Telecommunications—6.5%—(continued)
CenturyTel, Inc.	5,878	$282
Ciena Corp. * †	4,715	179
Cisco Systems, Inc. *	307,236	9,807
Citizens Communications Co.	18,334	266
Corning, Inc.	77,926	1,821
Embarq Corp.	7,575	473
JDS Uniphase Corp. * †	11,293	164
Juniper Networks, Inc. * †	25,600	843
Motorola, Inc.	114,806	1,946
QUALCOMM, Inc.	85,882	3,426
Qwest Communications International, Inc. * †	77,803	696
Sprint Nextel Corp.	143,510	2,715
Tellabs, Inc. * †	23,362	246
Verizon Communications, Inc.	150,846	6,317
Windstream Corp.	23,884	341

		43,382

Textiles—0.0%
Cintas Corp.	6,623	243

Toys, Games & Hobbies—0.1%
Hasbro, Inc. †	8,471	239
Mattel, Inc.	19,717	426

		665

Transportation—1.7%
Burlington Northern Santa Fe Corp.	17,838	1,448
C.H. Robinson Worldwide, Inc. †	8,600	422
CSX Corp.	21,876	897
FedEx Corp.	15,238	1,671
Norfolk Southern Corp.	19,707	1,009
Ryder System, Inc.	3,249	178
Union Pacific Corp. †	13,560	1,513
United Parcel Service, Inc., Class B	53,707	4,074

		11,212

Total Common Stocks

(Cost $ 481,354)		661,436

WARRANTS—0.0%
Raytheon Co., Exp. 6/16/11, $37.50 *	987	26

Total Warrants

(Cost $-)		26

INVESTMENT COMPANY—7.8%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	51,827,407	$51,828

Total Investment Company

(Cost $ 51,828)		51,828

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS—0.5%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$2,799	2,799
United States Treasury Bill, (4) 4.71%, 1/17/08	870	854

Total Short-Term Investments

(Cost $ 3,653)		3,653

Total Investments—107.5%

(Cost $ 536,835)		716,943
Liabilities less Other Assets - (7.5)%		(50,288)

NET ASSETS—100.0%		$666,655

(1)	Investment in affiliate of Investment Adviser
(2)	Investment in affiliated Portfolio
(3)	Investment related to cash collateral received from portfolio securities loaned.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2007, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-Mini S&P 500	65	$4,799	Long	9/07	$64

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    8    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$536,835

Gross tax appreciation of investments	$188,610
Gross tax depreciation of investments	(8,502)

Net tax appreciation of investments	$180,108

EQUITY PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—65.9%
Aerospace/Defense—3.3%
Boeing (The) Co.	5,525	$535
Lockheed Martin Corp.	3,775	374
Northrop Grumman Corp.	10,150	800
Raytheon Co.	7,175	440

		2,149

Banks—0.9%
Bank of America Corp.	12,225	620

Biotechnology—2.5%
Amgen, Inc. *	14,255	714
Biogen Idec, Inc. *	14,755	942

		1,656

Chemicals—1.1%
Celanese Corp., Class A	12,530	450
Lubrizol Corp.	4,725	300

		750

Commercial Services—0.8%
McKesson Corp.	9,025	516

Computers—3.8%
Cadence Design Systems, Inc. * †	16,525	359
Electronic Data Systems Corp.	15,975	366
IBM Corp.	12,200	1,423
Network Appliance, Inc. *	13,925	388

		2,536

Cosmetics/Personal Care—1.4%
Colgate-Palmolive Co.	7,125	472
Procter & Gamble Co.	6,975	456

		928

Diversified Financial Services—4.1%
Citigroup, Inc.	15,600	731
Countrywide Financial Corp. †	11,550	229
Goldman Sachs Group, Inc.	2,875	506
JPMorgan Chase & Co.	9,250	412
Merrill Lynch & Co., Inc.	6,275	463
Morgan Stanley	5,900	368

		2,709

Electric—1.8%
Duke Energy Corp.	23,930	439
NRG Energy, Inc. *	8,165	311
PG&E Corp.	10,125	450

		1,200

Electronics—0.6%
Tyco Electronics Ltd. *	10,900	380

Food—2.7%
Campbell Soup Co.	16,650	629
General Mills, Inc.	11,725	655
Kroger Co.	17,525	466

		1,750

Healthcare—Products—1.6%
Baxter International, Inc.	10,775	590
Covidien Ltd. *	10,900	434

		1,024

Home Furnishings—0.6%
Matsushita Electric Industrial Co. Ltd. ADR †	23,975	419

Household Products/Wares—0.7%
Clorox Co. †	7,250	434

Insurance—6.5%
Allstate (The) Corp.	6,850	375
AMBAC Financial Group, Inc. †	6,475	407
American International Group, Inc.	21,300	1,406
Chubb Corp.	6,400	327
Hartford Financial Services Group, Inc.	5,050	449
Prudential Financial, Inc.	5,350	480
Travelers Cos. Inc. (The)	9,275	469
XL Capital Ltd., Class A	4,450	339

		4,252

Internet—0.8%
eBay, Inc. *	15,600	532

Iron/Steel—1.2%
United States Steel Corp. †	8,225	777

Machinery—Diversified—1.2%
Deere & Co.	5,700	776

Media—1.5%
Disney (The Walt) Co.	29,500	991

Miscellaneous Manufacturing—2.5%
Eaton Corp.	4,375	412
General Electric Co.	20,625	802
ITT Corp.	6,700	455

		1,669

Oil & Gas—7.3%
Chevron Corp.	16,035	1,407
ENSCO International, Inc. †	11,450	621
Exxon Mobil Corp.	27,175	2,330

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS—65.9%—CONTINUED
Oil & Gas—7.3%—(continued)
Occidental Petroleum Corp.	7,825	$443

		4,801

Pharmaceuticals—4.8%
Lilly (Eli) & Co.	15,975	916
Pfizer, Inc.	34,725	863
Sanofi-Aventis ADR †	8,850	362
Schering-Plough Corp.	34,050	1,022

		3,163

Pipelines—0.6%
Spectra Energy Corp.	17,225	400

Retail—2.3%
Kohl’s Corp. *	8,300	492
McDonald’s Corp.	11,325	558
TJX Cos., Inc.	15,150	462

		1,512

Semiconductors—2.3%
ASML Holding N.V. * †	23,500	697
National Semiconductor Corp.	13,050	344
Texas Instruments, Inc.	13,750	471

		1,512

Software—2.6%
BMC Software, Inc. *	10,600	325
Microsoft Corp.	49,475	1,421

		1,746

Telecommunications—6.4%
Cisco Systems, Inc. *	44,500	1,421
Embarq Corp.	6,550	409
Nokia OYJ ADR †	27,870	916
Qwest Communications International, Inc. * †	71,195	637
Verizon Communications, Inc.	19,075	799

		4,182

Total Common Stocks

(Cost $40,331)		43,384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES—6.3%
Automobile—1.1%
USAA Auto Owner Trust, Series 2005-4, Class A4, 4.89%, 8/15/12	420	417
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	280	281

		698

Automotive—0.3%
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.47%, 6/15/11	215	215

Commercial Mortgage Services—4.5%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	300	295
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 9/17/10	498	505
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, 11/12/31	226	227
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39	200	194
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	133	130
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	150	147
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3, 6.48%, 2/18/30	169	169
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.37%, 12/15/28	545	562
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	210	205
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, 2/15/33	220	227
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	300	309

		2,970

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET—BACKED SECURITIES—6.3%—CONTINUED
Credit Card—0.4%
Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8, 3.50%, 8/16/10	$65	$64
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5, 5.50%, 6/22/12 †	215	217

		281

(Cost $ 3,813)		4,164

CORPORATE BONDS—9.1%
Aerospace/Defense—0.3%
L-3 Communications Corp., 7.63%, 6/15/12	200	203

Diversified Financial Services—3.8%
American General Finance Corp., 5.38%, 10/1/12 †	205	202
ANZ Capital Trust,(1),(2) 4.48%, 1/29/49	210	205
Caterpillar Financial Services Corp., 5.85%, 9/1/17	55	55
Citigroup, Inc., 6.00%, 8/15/17	125	127
Countrywide Financial Corp., 5.80%, 6/7/12	53	50
General Electric Capital Corp., 5.88%, 2/15/12	243	249
Goldman Sachs Group, Inc., 5.63%, 1/15/17	210	201
HSBC Finance Corp., 5.25%, 1/15/14 †	205	198
International Lease Finance Corp., 5.35%, 3/1/12 †	170	168
International Lease Finance Corp., 5.65%, 6/1/14	40	40
JP Morgan Chase & Co., 5.75%, 1/2/13	210	212
Lazard Group, 6.85%, 6/15/17	50	49
Lehman Brothers Holdings Capital Trust V, 5.86%, 11/29/49	101	93
Morgan Stanley, 5.63%, 1/9/12 5.55%, 4/27/17	200 135	200 130
Nelnet, Inc., 5.13%, 6/1/10	220	217
USB Realty Corp.,(1),(2) 6.09%, 12/22/49	100	95

		2,491

Electric—0.6%
AES (The) Corp., 9.50%, 6/1/09	240	248
Public Service Electric & Gas, 4.00%, 11/1/08	125	123

		371

Healthcare—Services—0.4%
HCA, Inc., 9.13%, 11/15/14	150	154
UnitedHealth Group, Inc., 4.88%, 3/15/15	125	118

		272

Holding Companies—Diversified—0.5%
Capmark Financial Group, Inc., (1) (2) 6.30%, 5/10/17 †	110	89
Kansas City Southern Railway, 9.50%, 10/1/08	245	249

		338

Insurance—0.1%
Protective Life Secured Trust, 4.85%, 8/16/10	90	90

Media—0.6%
Comcast Corp., 4.95%, 6/15/16 †	164	152
Time Warner Cable, Inc., (1) (2) 5.85%, 5/1/17	75	73
Time Warner, Inc., 5.88%, 11/15/16	145	142

		367

Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc., 8.56%, 4/1/15	50	52

EQUITY PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS—9.1%—CONTINUED
Oil & Gas—1.5%
Chesapeake Energy Corp., 7.50%, 6/15/14 †	$150	$152
Devon Financing Corp. ULC, 6.88%, 9/30/11	140	148
Premcor Refining Group (The), Inc., 9.50%, 2/1/13	110	116
6.75%, 5/1/14	340	352
XTO Energy, Inc., 6.25%, 8/1/17	210	214

		982

Oil & Gas Services—0.3%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	170	166

Pipelines—0.3%
Consolidated Natural Gas Co., 5.00%, 3/1/14	145	139
Kinder Morgan Energy Partners LP, 6.00%, 2/1/17 †	80	79

		218

Real Estate Investment Trusts—0.1%
iStar Financial, Inc., 5.88%, 3/15/16 †	75	68

Retail—0.1%
CVS Caremark Corp., 5.75%, 6/1/17	35	34

Telecommunications—0.4%
Sprint Capital Corp., 6.90%, 5/1/19 †	80	81
Verizon of New England, Inc., 6.50%, 9/15/11	170	176

		257

Total Corporate Bonds

(Cost $ 6,436)		5,909

FOREIGN ISSUER BONDS—1.6%
Banks—0.4%
BBVA International Preferred S.A. Unipersonal,(1),(2) 5.92%, 12/31/49	75	67
Lloyds TSB Group PLC,(1) (2) 6.27%, 11/29/49	85	79
Shinsei Finance Cayman Ltd.,(1),(2) 6.42%, 1/29/49	$145	$137

		283

Diversified Financial Services—0.2%
MUFG Capital Finance 1 Ltd., 6.35%, 7/29/49 †	84	80
SMFG Preferred Capital 1 Ltd.,(1) (2) 6.08%, 1/29/49 †	60	56

		136

Insurance—0.6%
Allied World Assurance Holdings Ltd.of Bermuda, 7.50%, 8/1/16 †	135	143
Catlin Insurance Co. Ltd. 7.25%, 12/31/49 †	100	93
XL Capital Ltd., 6.50%, 12/31/49	160	141

		377

Mining—0.2%
Vale Overseas Ltd., 6.25%, 1/11/16	125	126

Telecommunications—0.2%
Telefonos de Mexico SAB de CV, 4.75%, 1/27/10	140	139

Total Foreign Issuer Bonds

(Cost $ 1,104)		1,061

U.S. GOVERNMENT AGENCIES—5.1%(3)
Fannie Mae—0.7%
Pool #840577, 5.00%, 10/1/20	443	433

Freddie Mac—1.5%
5.25%, 10/6/11	1,000	1,004

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.1% (3) —CONTINUED
Freddie Mac Gold—2.9%
Pool #A51296, 6.00%, 8/1/36	$1,921	$1,920

Total U.S. Government Agencies

(Cost $3,350)		3,357

U.S. GOVERNMENT OBLIGATIONS—8.3%
U.S. Treasury Inflation Indexed Note—0.1%
2.63%, 7/15/17 †	63	65

U.S. Treasury Notes—8.2%
4.25%, 10/31/07 †	2,598	2,600
4.88%, 6/30/12 †	1,914	1,964
4.13%, 8/31/12	152	151
4.75%, 8/15/17 †	665	676

		5,391

Total U.S. Government Obligations

(Cost $5,407)		5,456

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY—16.2%
Northern Institutional Funds - Liquid Assets Portfolio (4) (5)	10,675,390	10,675

Total Investment Companies

(Cost $10,675)		10,675

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT—3.7%
Calyon Financial Products (Guernsey) Ltd., Grand Cayman, Eurodollar Time Deposit, 5.28%, 9/4/07	$2,457	2,457

Total Short-Term Investment

(Cost $2,457)		2,457

Total Investments—116.2%

(Cost $73,573)		76,463
Liabilities less Other Assets - (16.2)%		(10,649)

NET ASSETS—100.0%		$65,814

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $801,000 or 1.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$204
BBVA International Preferred S.A. Unipersonal, 5.92%, 12/31/49	3/22/07	75
Capmark Financial Group, Inc., 6.30%, 5/10/17	5/3/07-6/21/07	108
Lloyds TSB Group PLC, 6.27%, 12/31/49	11/6/06-1/26/07	84
Shinsei Finance Cayman Ltd., 6.42%, 1/29/49	2/16/06-2/17/06	145
SMFG Preferred Capital 1 Ltd., 6.08%, 1/29/49	12/13/06	60
Time Warner Cable, Inc., 5.85%, 5/1/17	4/4/07	75
USB Realty Corp., 6.09%, 12/22/49	1/19/07	101

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Investment in affiliated Portfolio
(5)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$73,573

Gross tax appreciation of investments	$4,448
Gross tax depreciation of investments	(1,558)

Net tax appreciation of investments	$2,890

EQUITY PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED NOTES—3.7%
Auto Receivables—0.7%
AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A1, 5.32%, 5/6/08	$8,353	$8,353
Capital One Auto Finance Trust, Series 2007-A, Class A1, 5.32%, 2/15/08	1,535	1,535
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1) 5.35%, 7/15/08	55,483	55,483
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A1, 5.34%, 6/20/08	23,418	23,418

		88,789

International Receivables—3.0%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1) 5.55%, 9/17/07	40,000	40,000
Granite Master Issuer PLC, FRN, Series 2007-2, Class 4A1, 5.55%, 9/17/07	30,000	30,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A, (1) 5.59%, 9/17/07	48,000	48,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1, 5.59%, 9/17/07	38,000	38,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1, (1) 5.49%, 9/27/07	52,697	52,697
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1) 5.60%, 9/17/07	41,483	41,483
Paragon Mortgages PLC, FRN, Series 14A, Class A1, (1) 5.61%, 9/17/07	50,000	50,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A, 5.59%, 9/17/07	55,000	55,000
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A, 5.59%, 9/17/07	20,000	20,000
Westpac Securitization Trust, FRN, Series 2007-1G, Class A1, (1) 5.47%, 11/21/07	30,646	30,646

		405,826

Total Asset-Backed Notes (Cost $494,615)		494,615

CERTIFICATES OF DEPOSIT—19.0%

Domestic Depository Institutions—0.6%
Suntrust Bank, FRCD, 5.56%, 9/14/07	22,000	22,000
Washington Mutual Bank, FRCD, 5.34%, 9/17/07	58,000	58,000

		80,000

Foreign Depository Institutions—18.4%
ABN AMRO Bank N.V., Chicago Branch, 5.35%, 1/16/08	40,000	40,000
ABN AMRO Bank, London Branch, 5.32%, 5/27/08	35,000	35,000
Allied Irish Bank, London Branch, 5.44%, 6/16/08	50,000	50,000
Bank of Montreal, Chicago Branch, FRCD, 5.39%, 9/1/07	70,000	70,000
Bank of Nova Scotia, FRCD, 5.51%, 9/28/07	30,000	29,998
Barclays Bank, New York Branch, 5.35%, 10/2/07	30,000	30,000
5.35%, 1/22/08	25,000	25,000
5.35%, 4/14/08	40,000	40,000
5.30%, 5/22/08	30,000	30,000

MONEY MARKET PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT—19.0%—CONTINUED
Foreign Depository Institutions—18.4%—(continued)
BNP Paribas, London Branch, 5.26%, 9/17/07	$35,000	$35,000
5.30%, 9/21/07	75,000	75,000
5.31%, 2/22/08	40,000	40,000
BNP Paribas, New York Branch, 5.28%, 1/11/08	25,000	25,000
CALYON, New York Branch, FRCD, 5.33%, 9/1/07	35,000	35,000
5.37%, 9/1/07	50,000	49,995
Canadian Imperial Bank of Commerce, New York Branch, 5.39%, 9/1/07, FRCD	80,000	80,000
5.30%, 11/5/07	50,000	50,000
Credit Agricole, London Branch, 5.30%, 2/7/08	50,000	50,000
Credit Suisse First Boston, New York Branch, 5.30%, 1/14/08	50,000	50,000
5.33%, 1/16/08	73,000	73,000
5.25%, 4/11/08	30,000	30,000
Credit Suisse, New York Branch, 5.36%, 4/10/08	45,000	45,000
Deutsche Bank, London Branch, 5.41%, 9/1/07, FRCD	30,000	30,000
5.36%, 10/19/07	50,000	50,000
Deutsche Bank, New York Branch, 5.25%, 10/3/07	40,000	39,997
DNB NOR Bank, London Branch, 5.33%, 9/28/07	40,000	40,000
5.38%, 11/13/07	40,000	40,000
HBOS Treasury Services, London Branch, 5.41%, 9/20/07	69,000	69,000
HBOS Treasury Services, New York Branch, 5.22%, 12/17/07	50,000	50,000
5.35%, 6/4/08	40,000	40,000
Intesa San Paolo Spa, London Branch, 5.31%, 9/28/07	15,000	15,000
Intesa San Paolo Spa, New York Branch, 5.45%, 9/10/07	50,000	50,000
Lloyds Bank, New York Branch, 5.30%, 10/9/07	75,000	75,000
5.30%, 2/22/08	40,000	40,000
Monte Dei Paschi di Siena, London Branch, 5.32%, 10/25/07	35,000	35,000
National Australia Bank, London Branch, 5.40%, 6/12/08	43,000	43,000
National Bank of Canada, New York Branch, 5.29%, 9/4/07, FRCD	100,000	99,986
5.36%, 1/22/08	40,000	40,000
Nordea Bank Finland, New York Branch, 5.26%, 4/11/08	30,000	29,999
5.30%, 5/22/08	60,000	59,999
Royal Bank of Canada, New York Branch, 5.37%, 10/25/07	75,000	75,000
Royal Bank of Scotland, New York Branch, 5.27%, 9/7/07, FRCD	46,300	46,293
5.28%, 1/11/08	35,000	35,000
5.29%, 2/11/08	73,000	73,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT—19.0%—CONTINUED
Foreign Depository Institutions—18.4%—(continued)
Skandinaviska Enskilda Banken, 5.31%, 9/1/07, FRCD	$40,000	$40,000
5.31%, 11/7/07	34,000	34,000
Societe Generale, London Branch, 5.26%, 9/17/07	47,000	47,000
5.32%, 10/2/07	50,000	50,000
5.32%, 10/16/07	50,000	50,000
5.30%, 1/2/08	30,000	30,000
5.30%, 1/3/08	42,500	42,500
Societe Generale, New York Branch, FRCD, 5.39%, 9/1/07	50,000	50,001
UBS AG, Stamford Branch, 5.25%, 4/10/08	40,000	40,000

		2,447,768

Total Certificates of Deposit (Cost $2,527,768)		2,527,768

COMMERCIAL PAPER—18.8%

Auto Receivables—0.5%
New Center Asset Trust, 5.31%, 9/7/07	75,000	74,934

Bank Holding Companies—0.4%
Citigroup Funding, Inc., 5.18%, 2/20/08	50,000	48,763

Collateralized Loan Obligations—0.4%
Simba Funding Corp., 5.26%, 9/11/07	49,943	49,870

Credit Card Master Trust—0.5%
BA Credit Card Trust, Emereald Certificates, (1) 5.30%, 10/4/07	30,000	29,854
Capital One Multi Execution Trust, Nova Notes, (1) 5.29%, 9/13/07	40,000	39,929

		69,783

Foreign Depository Institutions—0.4%
UBS Finance (Delaware), Inc., 5.25%, 10/12/07	50,000	49,701

Multi-Seller Conduits—12.8%
Alpine Securitization, 5.32%, 9/7/07	80,000	79,929
5.25%, 10/22/07	15,000	14,889
Apreco, 5.29%, 9/7/07	28,000	27,975
Barton Capital Corp., 5.31%, 9/14/07	30,000	29,942
Bryant Park Funding LLC, 5.32%, 9/7/07	25,000	24,978
Cedar Springs Capital Co., 6.35%, 9/4/07	40,000	39,979
6.30%, 9/5/07	53,000	52,963
5.27%, 9/12/07	11,389	11,371
5.28%, 9/18/07	29,402	29,329
5.27%, 9/20/07	21,815	21,754
5.27%, 9/21/07	12,400	12,364
Charta Corp., 5.27%, 9/17/07	50,000	49,883
5.28%, 10/22/07	45,000	44,663

MONEY MARKET PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER—18.8%—CONTINUED
Multi-Seller Conduits—12.8%—(continued)
Concord Minuteman Capital Co., (1) 5.26%, 10/18/07	$40,000	$39,725
5.33%, 11/5/07	25,000	24,759
Corporate Receivables Corp., 5.28%, 9/20/07	15,000	14,958
Crown Point Capital Co., 5.31%, 9/5/07, FRCP	55,000	54,997
5.31%, 9/10/07, FRCP (1)	90,000	89,991
5.29%, 10/25/07 (1)	40,000	39,683
Gemini Securitization, 5.27%, 9/25/07	25,000	24,912
5.48%, 11/9/07	20,000	19,790
Gotham Funding Corp., (1) 5.28%, 10/4/07	30,000	29,855
Jupiter Securitization Corp., (1) 5.32%, 9/4/07	15,000	14,993
Legacy Capital LLC, (1) 5.31%, 9/5/07	30,094	30,076
Lexington Parker Capital, 5.28%, 9/4/07, FRCP	75,000	75,000
5.31%, 10/9/07, FRCP	265,000	264,962
5.29%, 11/14/07	50,000	49,456
Liberty Street Funding Co., 5.31%, 9/4/07	65,000	64,971
Rheingold Securitization Ltd., 5.37%, 9/7/07	90,000	89,919
Sheffield Receivables Corp., 6.15%, 9/4/07	100,000	99,949
5.35%, 9/18/07	35,000	34,912
Thames Asset Global Securitization Number One, Inc., 6.15%, 9/4/07	50,000	49,974
5.31%, 9/17/07	20,000	19,953
Thunder Bay Funding, Inc., 5.28%, 9/6/07	15,000	14,989
5.26%, 10/30/07	5,000	4,957
Versailles, 5.27%, 9/24/07	21,600	21,527
5.29%, 10/26/07	26,000	25,790
5.28%, 11/1/07	50,000	49,553
Yorktown Capital LLC, 5.26%, 10/26/07	20,000	19,839

		1,709,509

Single-Seller Conduits—1.4%
Picaros Funding LLC, 5.27%, 9/25/07	50,000	49,824
5.29%, 10/3/07	50,000	49,765
Ticonderoga Funding LLC, (1) 5.31%, 9/6/07	50,000	49,963
5.33%, 9/7/07	40,000	39,965

		189,517

Structured Investment Vehicles—2.4%
Aquifer Funding LLC, 5.32%, 2/8/08	75,000	73,228
Cancara Asset Securitization, Ltd., 6.20%, 9/5/07	50,000	49,966
5.26%, 10/29/07	40,000	39,661

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER—18.8%—CONTINUED
Structured Investment Vehicles—2.4%—(continued)
North Sea Funding LLC, 5.25%, 9/4/07	$32,128	$32,114
6.20%, 9/5/07	125,000	124,914

		319,883

Total Commercial Paper (Cost $2,511,960)		2,511,960

CORPORATE NOTES/BONDS—24.5%

Bank Holding Companies—0.5%
Citigroup Funding, Inc., FRN, 5.50%, 11/13/07	40,000	40,000
HSBC U.S.A., Inc., FRN, 5.61%, 9/17/07	30,000	30,000

		70,000

Chemicals and Allied Products—0.3%
BASF Finance Europe N.V., FRN, (1) 5.35%, 10/22/07	40,000	40,000

Domestic Depository Institutions—2.5%
American Express Centurion Bank, FRN, 5.67%, 9/17/07	25,000	25,005
5.54%, 9/18/07	39,000	39,004
Marshall & Ilsley Bank, MTN, 5.16%, 12/17/07	115,000	114,950
National City Bank, FRN, 5.41%, 9/1/07	35,000	35,000
5.33%, 10/26/07	40,000	40,000
Wachovia Bank, N.A., FRN, 5.35%, 9/4/07	41,000	41,003
Washington Mutual Bank, FRN, 5.57%, 11/16/07	40,000	40,005

		334,967

Foreign Depository Institutions—6.3%
Allied Irish Banks PLC, FRN, (1) 5.52%, 9/19/07	50,000	50,000
Australia and New Zealand Banking Group, FRN, (1) 5.34%, 9/5/07	80,000	80,000
5.33%, 9/7/07	20,000	20,000
5.52%, 9/24/07	25,000	25,000
Bank of Nova Scotia, FRN, 5.45%, 9/28/07	50,000	49,984
Credit Agricole, London Branch, FRN, (1) 5.33%, 9/24/07	60,000	60,000
Danske Bank, FRN, (1) 5.51%, 9/20/07	40,000	39,997
Nordea Bank Finland, New York, FRN, (1) 5.56%, 9/11/07	83,290	83,290
Royal Bank of Canada, FRN, 5.40%, 9/10/07	28,000	28,001
Royal Bank of Scotland PLC, FRN, (1) 5.52%, 9/21/07	75,000	75,000
5.37%, 10/11/07	61,600	61,616
UBS AG, Stamford, 5.56%, 9/16/07, FRN	50,000	50,000
5.40%, 11/28/07	118,000	118,000
Westpac Banking Corp., FRN, 5.42%, 9/11/07	20,000	20,000

MONEY MARKET PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—24.5%—CONTINUED
Foreign Depository Institutions—6.3%—(continued)
Westpac Banking Corp., New York, FRN, (1) (2) 5.31%, 9/6/07	$78,000	$78,000

		838,888

Insurance Carriers—1.8%
Allstate Life Global Funding II, FRN, (1) 5.69%, 9/17/07	30,000	30,000
Genworth Global Funding, FRN, (1) 5.53%, 9/11/07	43,000	43,000
ING Verzekeringen NV, FRN, (1) 5.30%, 9/4/07	63,000	63,000
MET Life Global Funding I, FRN, (1) 5.70%, 9/17/07	55,000	55,000
5.49%, 9/24/07	50,000	50,000

		241,000

Non-Depository Personal Credit—1.7%
American Express Bank, FSB, FRN, 5.33%, 9/7/07	21,210	21,213
General Electric Capital Corp., FRN, 5.52%, 9/24/07	83,000	83,000
5.41%, 10/15/07	40,000	40,013
HSBC Finance Corp., FRN, 5.34%, 9/6/07	35,000	35,000
5.55%, 9/24/07	40,000	40,000

		219,226

Paper and Allied Products—0.3%
Kimberly-Clark, (1) 5.26%, 12/19/07	35,000	35,000

Security and Commodity Brokers—3.5%
Bear Stearns Co., Inc., FRN, 5.43%, 9/5/07	25,000	25,000
Goldman Sachs, FRN, 5.48%, 9/1/07	30,000	30,000
5.32%, 9/4/07	30,000	30,000
5.36%, 10/25/07 (1)	50,000	50,000
Merrill Lynch & Co., FRN, 5.41%, 9/4/07	55,000	55,000
5.52%, 9/18/07	65,000	65,000
5.51%, 9/24/07	30,000	30,000
5.34%, 11/23/07	35,000	35,000
Morgan Stanley, FRN, 5.69%, 9/17/07	30,000	30,000
5.60%, 9/27/07	120,000	120,001

		470,001

Structured Investment Vehicles—7.6%
Asscher Finance Corp., FRN, (1) 5.33%, 9/25/07	45,000	45,000
Beta Finance, Inc., FRN, (1) 5.35%, 10/29/07	25,000	25,004
CC USA, Inc., FRN, (1) 5.51%, 9/25/07	41,500	41,503
5.48%, 11/20/07	40,000	39,994

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—24.5%—CONTINUED
Structured Investment Vehicles—7.6%—(continued)
Cullinan Finance Corp., (1)
5.47%, 9/28/07, FRN	$70,000	$69,994
5.32%, 10/9/07, FRN	40,000	39,997
5.33%, 10/25/07, FRN	55,000	54,993
5.33%, 11/26/07, FRN	60,000	59,977
5.36%, 4/15/08	55,000	55,000
5.35%, 5/15/08, FRN	55,000	55,000
Dorada Finance, Inc., (1)
5.50%, 9/25/07, FRN	30,000	30,002
5.32%, 5/27/08	50,000	49,998
Five Finance, FRN, (1)
5.33%, 9/14/07	30,000	30,000
Links Finance LLC, MTN, FRN, (1)
5.31%, 9/7/07	20,000	20,000
5.33%, 10/15/07	40,000	39,998
5.32%, 10/18/07	45,000	44,997
Sigma Finance, Inc., MTN, (1)
5.52%, 9/1/07, FRN	55,000	54,997
5.33%, 9/17/07, FRN	40,000	39,997
5.60%, 9/17/07, FRN	46,000	46,003
5.35%, 10/5/07, FRN	14,000	14,000
5.35%, 5/19/08	45,000	45,000
5.37%, 6/3/08	25,000	25,000
Whistlejacket Capital LLC, FRN, (1)
5.32%, 10/23/07	25,000	24,996
White Pine Finance, FRN, (1)
5.57%, 9/17/07	25,000	24,997
5.32%, 10/19/07	40,000	39,995

		1,016,442

Total Corporate Notes/Bonds (Cost $3,265,524)		3,265,524

EURODOLLAR TIME DEPOSITS—12.7%

Domestic Depository Institutions—0.5%
Bank of America, Grand Cayman,
5.32%, 9/14/07	32,000	32,000
Bank of America, Toronto, Canada,
5.31%, 9/4/07	38,000	38,000

		70,000

Foreign Depository Institutions—12.2%
Abbey National PLC, London,
5.38%, 9/4/07	178,000	178,000
ABN AMRO Bank, Amsterdam, Netherlands,
5.35%, 9/4/07	140,000	140,000
BNP Paribas, London,
5.35%, 9/4/07	134,000	134,000
CALYON, Grand Cayman,
5.27%, 9/4/07	100,000	100,000
Credit Industriel et Commercial, Paris, France,
5.30%, 9/4/07	80,000	80,000
Danske Bank, Copenhagen, Denmark,
5.35%, 9/4/07	207,500	207,500
Dexia Bank Belgium, Brussels,
5.35%, 9/4/07	115,000	115,000

MONEY MARKET PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS—12.7%—CONTINUED
Foreign Depository Institutions—12.2%—(continued)
ING Bank, Amsterdam,
5.28%, 9/4/07	$450,000	$450,000
5.33%, 9/25/07	40,000	40,000
5.34%, 10/2/07	35,000	35,000
5.31%, 11/1/07	50,000	50,000
KBC Bank N.V., London,
5.38%, 9/4/07	100,000	100,000

		1,629,500

Total Eurodollar Time Deposits (Cost $1,699,500)		1,699,500

MUNICIPAL INVESTMENTS—1.1%

Administration of Environmental and Housing Programs—0.3%
Florida Housing Finance Corp., Taxable Revenue Bonds, Series 2002A, Affordable Housing (AMBAC Insured), 5.47%, 9/11/07	6,500	6,500
State of Texas G.O. Taxable, Veterans’ Land Refunding Bonds, Series 2000, 5.45%, 9/11/07	20,000	20,000
State of Texas G.O. Taxable VRDB, Veterans’ Land Refunding Bonds, Series 2002, 5.45%, 9/11/07	9,750	9,750

		36,250

Amusement and Recreation Services—0.0%
Downtown Marietta, Georgia, Development Authority Taxable Revenue Bonds, Series A, Conference Center Project, 5.58%, 9/11/07	1,000	1,000

Executive, Legislative and General Government—0.5%
Colorado Housing Finance Authority Taxable Revenue Bonds, Single Family Mortgage, Class I C-1 2006, 5.75%, 9/11/07	30,600	30,600
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A, 5.59%, 9/11/07	20,600	20,600
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D, 5.61%, 9/11/07	15,000	15,000

		66,200

Miscellaneous Retail—0.1%
Macon-Bibb County, Georgia, IDR, Taxable Revenue Bonds, Bass Pro Outdoor World LLC (General Electric Capital Corp. LOC), (1) 5.66%, 9/11/07	12,700	12,700

Specialty Hospitals—0.0%
Arizona State University Taxable Revenue Bonds, Series 2004B, Nanotechnology Research Project (MBIA Insured), 5.60%, 9/11/07	1,600	1,600

Student Loans—0.1%
Illinois Student Assistance Commission Student Loan VRDB Taxable, Series D (Bank of America N.A. LOC), 5.60%, 9/11/07	11,000	11,000

Water Services—0.1%
Los Angeles, California, Department of Water and Power Waterworks Taxable VRDB, Series B-1, 5.51%, 9/11/07	13,400	13,400

Total Municipal Investments (Cost $142,150)		142,150

Investments, at Amortized Cost ($10,641,517)		10,641,517

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS—19.9%
(Colld. at a minimum of 102%) (3)
Joint Repurchase Agreements—2.5%
Morgan Stanley, New York Branch, dated 8/31/07, repurchase price $152,251 5.10%, 9/4/07	$152,165	$152,165
Societe Generale, New York Branch, dated 8/31/07, repurchase price $76,126 5.10%, 9/4/07	76,083	76,083
UBS Securities LLC, dated 8/31/07, repurchase price $114,189 5.10%, 9/4/07	114,124	114,124

		342,372

(Colld. at a minimum of 102%) (4)
Repurchase Agreements—17.4%
Bank of America N.A., dated 8/31/07, repurchase price $595,355 5.37%, 9/4/07	595,000	595,000
Bear Stearns, Inc., dated 8/31/07, repurchase price $16,573 5.38%, 9/4/07	16,563	16,563
Citigroup Global Markets, Inc., dated 8/31/07, repurchase price $630,378 5.40%, 9/4/07	630,000	630,000
Credit Suisse First Boston Corp., dated 8/31/07, repurchase price $420,250 5.35%, 9/4/07	420,000	420,000
Deutsche Bank Securities, Inc., dated 8/31/07, repurchase price $215,129 5.40%, 9/4/07	215,000	215,000
Goldman Sachs & Co., dated 8/31/07, repurchase price $50,030 5.39%, 9/4/07	50,000	50,000
UBS Securities LLC, dated 8/31/07, repurchase price $390,229 5.28%, 9/4/07	390,000	390,000

		2,316,563

Total Repurchase Agreements (Cost $2,658,935)		2,658,935

Total Investments—99.7% (Cost $13,300,452) (5)		13,300,452

Other Assets less Liabilities—0.3%		37,738

NET ASSETS—100.0%		$13,338,190

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of this restricted illiquid security amounted to approximately $78,000,000 or 0.6% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Westpac Banking Corp., New York, FRN, 5.31%, 9/6/07	11/21/06	$78,000

MONEY MARKET PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	0.00% - 7.50%	9/1/18 - 8/1/37
FNMA	4.00% - 7.00%	3/1/18 - 9/1/37

(5)	The cost for federal income tax purposes was $13,300,452.

Percentages	shown based on Net Assets.

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

DIVERSIFIED ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC	American Municipal Bond Assurance Corporation

Colld.	Collateralized

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRCD	Floating Rate Certificates of Deposit

FRCP	Floating Rate Commercial Paper

FRN	Floating Rate Notes

FSB	Federal Savings Bank

G.O.	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MTN	Medium Term Notes

VRDB	Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES—56.2% (1)
Fannie Mae—18.7%
FNMA Bonds,
3.65%, 11/30/07	$5,940	$5,917
3.88%, 2/1/08	23,000	22,866
FNMA Discount Notes,
5.16%, 9/4/07	50,000	49,979
5.21%, 9/4/07	35,000	34,985
5.22%, 9/4/07	70,000	69,969
4.89%, 10/26/07	20,000	19,850
5.18%, 11/1/07	159,978	158,575
5.07%, 12/7/07	55,000	54,249
5.01%, 6/27/08	20,000	19,165
FNMA FRN,
5.20%, 9/28/07	50,000	49,995
FNMA Notes,
4.38%, 9/7/07	8,625	8,624
4.25%, 9/15/07	30,000	29,983
4.90%, 11/28/07	13,968	13,955
4.63%, 1/15/08	10,000	9,976

		548,088

Federal Farm Credit Bank—12.8%
FFCB Discount Note,
4.83%, 11/2/07	25,000	24,792
FFCB FRN,
5.16%, 9/1/07	50,000	49,986
5.19%, 9/2/07	50,000	49,995
5.41%, 9/12/07	25,000	24,998
5.42%, 9/19/07	85,000	84,998
5.36%, 9/22/07	25,000	24,996
5.38%, 9/25/07	25,000	24,999
5.38%, 9/27/07	50,000	49,996
5.37%, 9/30/07	20,000	20,000
5.36%, 11/28/07	20,000	19,994

		374,754

Federal Home Loan Bank—13.6%
FHLB Bonds,
5.25%, 9/5/07	20,000	20,000
5.25%, 11/2/07	20,000	19,999
5.13%, 2/12/08	10,000	9,994
5.30%, 2/13/08	50,000	50,000
5.25%, 7/10/08	25,000	24,995
FHLB Discount Note,
4.20%, 9/4/07	107,457	107,419
FHLB FRN,
5.20%, 10/2/07	15,000	14,997
5.20%, 10/10/07	20,000	19,997
5.20%, 10/24/07	25,000	24,991
5.24%, 11/11/07	75,000	74,999
5.33%, 11/30/07	30,000	29,990

		397,381

Freddie Mac—11.1%
FHLMC Discount Notes,
5.10%, 9/20/07	60,000	59,839
4.89%, 10/16/07	50,000	49,694
5.12%, 12/10/07	55,000	54,218

MONEY MARKET PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES—56.2% (1)—CONTINUED
Freddie Mac—11.1%—(continued)
FHLMC FRN,
5.22%, 9/17/07	$110,000	$109,999
5.36%, 9/26/07	15,000	14,996
FHLMC Notes,
4.63%, 10/5/07	20,000	19,989
4.38%, 11/16/07	17,000	16,969

		325,704

Total U.S. Government Agencies (Cost $1,645,927)		1,645,927

REPURCHASE AGREEMENTS—43.9%

(Colld. at a minimum of 102%) (2)
Joint Repurchase Agreements—2.0%
Morgan Stanley & Co., Inc., dated 8/31/07, repurchase price $26,309 5.10%, 9/4/07	26,294	26,294
Societe Generale, New York Branch, dated 8/31/07, repurchase price $13,154 5.10%, 9/4/07	13,147	13,147
UBS Securities LLC, dated 8/31/07, repurchase price $19,732 5.10%, 9/4/07	19,720	19,720

		59,161

(Colld. at a minimum of 102%) (3)
Repurchase Agreements—41.9%
Bank of America, N.A., dated 8/31/07, repurchase price $250,149 5.37%, 9/4/07	250,000	250,000
Bear Stearns, Inc., dated 8/31/07, repurchase price $196,567 5.38%, 9/4/07	196,450	196,450
Citigroup Global Markets, Inc., dated 8/31/07, repurchase price $350,210 5.40%, 9/4/07	350,000	350,000
Credit Suisse First Boston Corp., dated 8/31/07, repurchase price $235,140 5.35%, 9/4/07	235,000	235,000
HSBC Securities (USA), Inc., dated 8/31/07, repurchase price $115,068 5.36%, 9/4/07	115,000	115,000
UBS Securities LLC, dated 8/31/07, repurchase price $80,483 5.13%, 9/4/07	80,437	80,437

		1,226,887

Total Repurchase Agreements (Cost $1,286,048)		1,286,048

Total Investments—100.1% (Cost $2,931,975) (4)		2,931,975

Liabilities less Other Assets—(0.1)%		(5,041)

NET ASSETS—100.0%		$2,926,934

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	0.00% - 7.50%	2/1/09 - 5/15/37
FNMA	4.00% - 8.50%	1/1/08 - 9/1/37
GNMA	0.00%	7/20/34

(4)	The cost for federal income tax purposes was $2,931,975.

Percentages shown based on Net Assets.

MONEY MARKET PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld.	Collateralized

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Notes

GNMA	Government National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES—100.1% (1)
Federal Farm Credit Bank—16.9%
FFCB Discount Notes,
4.20%, 9/4/07	$125,000	$124,956
5.14%, 9/7/07	50,000	49,957
4.89%, 10/15/07	20,000	19,881
4.83%, 11/2/07	26,000	25,784
4.99%, 11/8/07	22,029	21,822
FFCB FRN,
5.16%, 9/1/07	70,000	69,980
5.19%, 9/1/07	50,000	49,999
5.19%, 9/2/07	75,000	74,992
5.21%, 9/4/07	40,000	40,000
5.20%, 9/6/07	17,000	16,997
5.41%, 9/12/07	55,000	54,996
5.24%, 9/19/07	75,000	74,998
5.42%, 9/19/07	75,000	74,998
5.36%, 9/22/07	160,000	159,977
5.37%, 9/23/07	25,000	24,994
5.36%, 9/24/07	40,000	40,000
5.38%, 9/25/07	120,000	119,995
5.38%, 9/27/07	85,000	84,994
5.37%, 9/30/07	55,000	54,999
5.36%, 11/28/07	40,000	39,988

		1,224,307

Federal Home Loan Bank—83.2%
FHLB Bonds,
5.25%, 9/5/07	55,000	55,000
5.13%, 9/7/07	22,155	22,154
4.25%, 9/26/07	7,950	7,945
5.25%, 11/2/07	110,200	110,196
5.25%, 11/5/07	45,000	44,998
5.25%, 11/16/07	55,000	54,998
5.25%, 11/21/07	50,000	50,000
4.50%, 12/14/07	6,815	6,800
5.25%, 12/18/07	25,000	25,000
5.25%, 12/26/07	25,000	25,000
3.38%, 1/18/08	5,000	4,965
5.50%, 1/28/08	5,650	5,655
5.25%, 1/29/08	40,000	40,000
3.85%, 1/30/08	5,000	4,972
4.63%, 2/1/08	13,430	13,395
5.25%, 2/1/08	25,000	25,000
5.13%, 2/12/08	72,000	71,955
5.30%, 2/13/08	60,000	60,000
3.38%, 2/15/08	9,000	8,925
3.63%, 2/15/08	4,500	4,468
3.76%, 2/15/08	5,000	4,967
5.30%, 2/25/08	40,000	40,000
5.13%, 2/28/08	26,600	26,580
5.10%, 3/6/08	40,000	39,969
4.00%, 3/10/08	23,530	23,385
2.75%, 3/14/08	40,000	39,493
4.38%, 3/14/08	11,500	11,450
5.25%, 7/10/08	50,000	49,989

MONEY MARKET PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES—100.1% (1)—CONTINUED
Federal Home Loan Bank—83.2%—(continued)
FHLB Discount Notes,
4.20%, 9/4/07	$2,710,331	$2,709,382
5.15%, 9/5/07	31,200	31,182
5.16%, 9/5/07	37,000	36,979
5.17%, 9/7/07	48,600	48,558
4.45%, 9/10/07	155,071	154,898
4.60%, 9/10/07	50,000	49,943
4.60%, 9/11/07	200,000	199,744
4.35%, 9/12/07	92,678	92,555
4.56%, 9/12/07	100,000	99,861
5.18%, 9/12/07	31,400	31,350
4.60%, 9/14/07	32,945	32,890
4.65%, 9/18/07	139,826	139,519
4.65%, 9/19/07	114,400	114,134
5.14%, 9/21/07	19,033	18,979
5.15%, 9/26/07	28,000	27,900
5.15%, 9/28/07	10,075	10,036
5.14%, 10/3/07	50,000	49,772
5.15%, 10/5/07	50,000	49,757
5.14%, 10/10/07	38,900	38,684
5.14%, 10/12/07	63,300	62,930
5.10%, 11/2/07	50,000	49,561
5.14%, 11/2/07	25,000	24,779
5.14%, 11/7/07	65,000	64,379
5.11%, 11/8/07	100,000	99,035
5.14%, 11/14/07	60,000	59,366
5.13%, 11/15/07	100,000	98,931
5.08%, 11/23/07	69,074	68,265
5.09%, 12/12/07	34,700	34,200
FHLB FRN,
5.20%, 9/11/07	100,000	99,957
5.21%, 9/17/07	64,100	64,072
5.20%, 10/2/07	45,000	44,991
5.20%, 10/10/07	113,000	112,983
5.20%, 10/24/07	50,000	49,982
5.24%, 11/11/07	155,000	154,998
5.33%, 11/30/07	65,000	64,979
FHLB Notes,
3.88%, 9/14/07	10,000	9,995
4.13%, 10/19/07	14,510	14,487
3.25%, 12/17/07	15,000	14,912
5.25%, 2/13/08	25,000	24,993

		6,031,177

Total U.S. Government Agencies (Cost $7,255,484)		7,255,484

Total Investments—100.1% (Cost $7,255,484) (2)		7,255,484

Liabilities less Other Assets—(0.1)%		(10,046)

NET ASSETS—100.0%		$7,245,438

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $7,255,484.

Percentages shown based on Net Assets.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT SELECT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FRN	Floating Rate Notes

MONEY MARKET PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%
Alabama—0.3%
Jefferson County Obligation School Warrant Revenue Bonds, Series 2005B (AMBAC Insured), 3.99%, 9/11/07	$2,835	$2,835

Arizona—1.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 3.98%, 9/11/07	6,100	6,100
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 4.04%, 9/11/07	2,300	2,300
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Floater Series 2006-81TP, (1) 4.01%, 9/11/07	7,440	7,440

		15,840

California—0.4%
California State G.O., Kindergarten-University, Series 2004A-8 (Citibank N.A. LOC), 3.86%, 9/11/07	1,400	1,400
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC), 3.89%, 9/11/07	2,300	2,300

		3,700

Colorado—2.5%
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC), 4.07%, 9/11/07	5,500	5,500
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005, Kent Denver School Project (Bank of New York LOC), 4.04%, 9/11/07	5,150	5,150
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	5,700	5,700
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.98%, 9/11/07	295	295
Park Creek Metropolitan District Revenue Bonds, Merrill Lynch P-Floats 157 (Danske Bank Gtd.), (1) (2) 3.68%, 2/14/08	5,000	5,000
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 4.00%, 9/11/07	200	200

		21,845

District of Columbia—1.4%
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 4.03%, 9/11/07	1,200	1,200
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 4.04%, 9/11/07	7,000	7,000
District of Columbia Water and Sewer Revenue Bonds, Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1) 4.04%, 9/11/07	4,200	4,200

		12,400

Florida—3.7%
Florida State Department of Transportation Revenue Bonds, Series 2005-A22, Wachovia MERLOTS, (1) (2) 3.78%, 11/1/07	12,395	12,395

MONEY MARKET PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Florida—3.7%—(continued)
Highlands County Health Facilities Authority Revenue VRDB, Series 2000-A, Adventist Health System Sunbelt (FGIC Insured), 3.98%, 9/11/07	$2,500	$2,500
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001, Baptist Medical Center Project (Wachovia Bank N.A. LOC), 3.98%, 9/4/07	100	100
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 3.98%, 9/11/07	1,900	1,900
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002A, Shell Point Village Project (Bank of America N.A. LOC), 3.98%, 9/11/07	2,360	2,360
Orange County IDA Revenue Refunding VRDB, Series 2007, Lake Highland School, Inc. (Bank of America N.A. LOC), 4.00%, 9/11/07	5,450	5,450
Palm Beach County Revenue VRDB, Series 2003, Morse Obligation Group (KeyBank N.A. LOC), 4.02%, 9/11/07	8,465	8,465

		33,170

Georgia—9.6%
Clayton County Development Authority Revenue VRDB, Series 2000A, Delta Airlines Project (General Electric Capital Corp. LOC), (1) 4.01%, 9/11/07	40,400	40,400
Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC), 3.98%, 9/11/07	12,300	12,300
Georgia State G.O. Bonds, Eagle Trust Series 97C1001, (1) 4.04%, 9/11/07	340	340
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003, Revenue Anticipation Certificates Medical Center of Central Georgia (SunTrust Bank LOC), 4.02%, 9/11/07	2,600	2,600
Macon Lease Revenue Refunding Bonds, Series 2004, Bibb County School District Project (Bibb County Gtd.), 3.96%, 9/11/07	2,510	2,510
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue CP Notes VRDB, Series B (Dexia Bank Belgium LOC), 3.70%, 9/10/07	19,800	19,800
Smyrna Housing Authority Multifamily Housing Revenue Bonds, Series 1997, F& M Villages Project (FNMA Gtd.), 4.01%, 9/11/07	7,220	7,220

		85,170

Illinois—16.2%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997, Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC), 3.96%, 9/11/07	3,980	3,980
Chicago Board of Education G.O., Series A, Merrill P-Floats PA-617, School Reform Board (FGIC Insured), (1) 4.09%, 9/11/07	4,995	4,995
Chicago Board of Education G.O. Variable Rate Certificates, Series 2000A, School Reform Board (FGIC Insured), (1) 4.03%, 9/11/07	4,205	4,205
Chicago G.O. Refunding Bonds, Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1) 4.04%, 9/11/07	1,000	1,000
City of Chicago G.O. VRDB, Series 2002-B, 3.97%, 9/11/07	43,700	43,700

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Illinois—16.2%—(continued)
DuPage County Revenue VRDB, Benedictine University Building Project (National City Bank of Cleveland LOC), 4.03%, 9/11/07	$3,600	$3,600
Illinois Development Finance Authority Economic Development Revenue Bonds, Series 2003, Resurrection Center Project (Harris N.A. LOC), 3.98%, 9/11/07	4,910	4,910
Illinois Development Finance Authority Revenue Bonds, Series 2001, YMCA of Metropolitan Chicago Project (Harris N.A. LOC), 3.94%, 9/11/07	500	500
Illinois Finance Authority Revenue Bonds, Series 2006A, Chicago Christian (Fifth Third Bank LOC), 4.02%, 9/11/07	455	455
Illinois Finance Authority Revenue VRDB, Series 2006B, Loyola University Health System (Harris N.A. LOC), 3.93%, 9/11/07	34,700	34,700
Illinois Health Facilities Authority Revenue Bonds, Series 2003-B, Advocate Healthcare Network, 3.60%, 1/4/08	9,505	9,505
Illinois International Port District Revenue Refunding VRDB, Series 2003 (LaSalle Bank N.A. LOC), 4.05%, 9/11/07	3,000	3,000
Illinois State Sales TRB, Citigroup Series ROCS RR-II-R-4542, (1) 4.03%, 9/11/07	3,920	3,920
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 3.97%, 9/11/07	7,200	7,200
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (LaSalle Bank N.A. LOC), 4.01%, 9/11/07	9,500	9,500
Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC), 4.22%, 9/11/07	645	645
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 4.01%, 9/4/07	1,640	1,640
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC), 4.05%, 9/11/07	6,250	6,250

		143,705

Indiana—1.8%
Indiana Bond Bank Revenue Notes, Series 2007A, Advanced Funding Program Notes, 4.25%, 1/31/08	5,000	5,012
Indiana Health and Educational Facilities Financing Authority Hospital Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 3.98%, 9/4/07	800	800
Indiana Health and Educational Facilities Finance Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 4.03%, 9/4/07	1,000	1,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Project (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	1,161	1,161
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 4.03%, 9/4/07	800	800

MONEY MARKET PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Indiana—1.8%—(continued)
Indiana Public Improvement Bond Bank Revenue VRDB, Series A, ABN AMRO Munitops Certificate Trust Series 2002-7 (MBIA Insured), (1) 4.00%, 9/11/07	$7,500	$7,500

		16,273

Iowa—0.9%
Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC), 4.05%, 9/11/07	2,100	2,100
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC), 4.00%, 9/11/07	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 3.98%, 9/11/07	3,000	3,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 4.03%, 9/4/07	200	200

		8,400

Idaho—1.1%
Idaho State G.O. TANS, Series 2007, 4.50%, 6/30/08	10,000	10,062

Kansas—0.6%
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 3.99%, 9/11/07	5,600	5,600
University of Kansas Hospital Authority Revenue VRDB, KU Health Systems (Harris N.A. LOC), 3.98%, 9/4/07	10	10

		5,610

Kentucky—2.6%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 4.01%, 9/11/07	2,250	2,250
Kentucky Asset Liability Commission General Fund Revenue, Series 2007-A TRANS, 4.50%, 6/26/08	20,000	20,124
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 4.01%, 9/11/07	483	483

		22,857

Louisiana—0.2%
Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004, East Jefferson General Hospital (JPMorgan Chase Bank LOC), 3.99%, 9/11/07	1,800	1,800

Massachusetts—0.7%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 3.99%, 9/11/07	800	800
Massachusetts State G.O. Refunding VRDB, Series 2001C, 4.05%, 9/11/07	5,200	5,200

		6,000

Maryland—1.2%
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 4.04%, 9/11/07	10,500	10,500

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Michigan—4.1%
Detroit G.O. Limited TANS (Bank of Nova Scotia LOC), 4.50%, 3/1/08	$13,460	$13,511
Detroit School Building and Site Improvement G.O., Series 2002A, ABN AMRO Munitops Certificate Trust, Series 2003-10 (FGIC Insured), (1) 4.00%, 9/11/07	4,495	4,495
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC), 4.50%, 8/20/08	3,000	3,023
Michigan State G.O. Notes, Series A 2006, 4.25%, 9/28/07	15,000	15,007

		36,036

Minnesota—1.4%
Center City, Minnesota Healthcare Facilities Revenue VRDB, Series 2002, Hazelden Foundation Project (Allied Irish Bank LOC), 3.98%, 9/11/07	2,400	2,400
Minneapolis Minnesota Health Care Systems Revenue Refunding VRDB, Series 2005C, Fairview Health Services (MBIA Insured), 3.93%, 9/11/07	6,600	6,600
Minnesota Housing Finance Agency Revenue Bonds, Residential Housing Finance, Series 2007A, 3.65%, 3/4/08	3,000	3,000

		12,000

Mississippi—0.9%
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 4.03%, 9/11/07	3,000	3,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000, St. Andrew's Episcopal School Project (Allied Irish Bank LOC), 3.98%, 9/11/07	2,000	2,000
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.98%, 9/4/07	2,705	2,705

		7,705

Missouri—1.1%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	395	395
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 4.01%, 9/11/07	1,700	1,700
Kirkwood Tax Increment Revenue Refunding VRDB, Series 2004, Kirkwood Commons Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	1,100	1,100
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 4.01%, 9/4/07	2,815	2,815
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC), 4.03%, 9/4/07	2,200	2,200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC), 3.98%, 9/4/07	1,005	1,005
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.), 3.97%, 9/11/07	100	100

		9,315

MONEY MARKET PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%—CONTINUED
New Mexico—1.7%
Bernalillo County Gross TRB 1996B, Series 2004B Macon Variable Certificates (MBIA Insured), (1) 4.03%, 9/11/07	$5,160	$5,160
State of New Mexico TRANS, Series 2007, 4.50%, 6/30/08	10,000	10,062

		15,222

New York—2.8%
Metropolitan Transportation Authority Revenue VRDB, Subseries E-2 2005 (Fortis Bank LOC), 4.05%, 9/11/07	6,400	6,400
Triborough Bridge and Tunnel Authority Reveneue Refunding VRDB, Series F, 3.92%, 9/11/07	18,500	18,500

		24,900

North Carolina—0.3%
New Hanover County G.O. School Bonds, Series 1995, 4.00%, 9/11/07	2,250	2,250
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 4.04%, 9/11/07	800	800

		3,050

Ohio—0.4%
Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC), 3.97%, 9/11/07	2,450	2,450
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 3.98%, 9/11/07	700	700

		3,150

Oklahoma—0.9%
Edmond EDA Student Housing Revenue VRDB, Series 2001A, Edmond Project (Allied Irish Bank LOC), 3.97%, 9/11/07	4,200	4,200
Tulsa Industrial Authority Revenue Bonds, Series 2000B, University of Tulsa (MBIA Insured), 3.99%, 9/11/07	3,655	3,655

		7,855

Pennsylvania—2.9%
Allegheny County Hospital Development Authority Revenue Bonds, Series 1988 B-2, Presbyterian University Hospital (JPMorgan Chase Bank LOC), 3.96%, 9/11/07	1,135	1,135
Beaver County IDA PCR Refunding VRDB, First Energy Generation (Barclays Bank PLC LOC), 3.99%, 9/4/07	6,300	6,300
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured), 3.98%, 9/11/07	2,875	2,875
Philadelphia School District TRANS, Series 2007-A (Bank of America N.A. LOC), 4.50%, 6/27/08	15,000	15,093

		25,403

South Carolina—1.0%
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 4.02%, 9/11/07	9,250	9,250

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Tennessee—1.6%
Clarksville Public Building Authority Revenue Bonds, Series 2003, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC), 3.96%, 9/4/07	$1,100	$1,100
Metropolitan Government Nashville and Davidson County Electric Revenue Bonds, Citicorp Eagle Trust Series 984201, (1) 4.04%, 9/11/07	1,600	1,600
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 4.02%, 9/11/07	1,500	1,500
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 4.10%, 9/11/07	6,140	6,140
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program, 5.00%, 6/30/08	2,000	2,022
Williamson County IDB Revenue Bonds, Series 2003, Currey Ingram Academy Project (SunTrust Bank LOC), 3.97%, 9/11/07	2,260	2,260

		14,622

Texas—17.6%
Dallas Water & Sewer Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1) 4.05%, 9/11/07	20,000	20,000
Granbury Independent School District G.O., Series 1999 SG-129 (PSF of Texas Gtd.), (1) 4.02%, 9/11/07	4,815	4,815
Harris County Health Facilities Development Corp. Revenue VRDB, Series A, Methodist Hospital System, 3.95%, 9/11/07	40,000	40,000
Harris County Revenue TANS, 4.50%, 2/29/08	15,000	15,062
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC), 4.00%, 9/11/07	8,600	8,600
Irving Independent School District G.O., VRDB, Series 2004-B, 3.76%, 2/1/08	17,400	17,400
Keller Independent School District G.O., Series 2001-26, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) 4.00%, 9/11/07	4,000	4,000
Little Elm School District G.O., Series 2006-60, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) (2) 4.00%, 9/11/07	9,040	9,040
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1) 4.02%, 9/11/07	4,750	4,750
San Antonio City Electric and Gas, Wachovia MERLOTS Series 2001A68 (Colld. by U.S. Treasury Securities), (1) 4.02%, 9/11/07	3,620	3,620
State of Texas G.O. Bonds, Series 2006B, Multi-Mode-Mobility, 3.52%, 9/5/07	5,000	5,000

MONEY MARKET PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Texas—17.6%—(continued)
State of Texas Transportation Mobility G.O., Bear Stearns Trust Certificate Series 2007-302 Class A, (1) 4.03%, 9/11/07	$4,840	$4,840
State of Texas Transportation Mobility G.O., Citigroup Eagle 720050055, (1) 4.04%, 9/11/07	5,085	5,085
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.98%, 9/11/07	5,200	5,200
Texas A&M University Revenue Bonds, Series 2003A RR-II-R-4005 ROCS, (1) 4.03%, 9/11/07	4,740	4,740
Texas City Industrial Development Corp., Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project (Wachovia Bank N.A. LOC), (1) 4.02%, 9/11/07	3,850	3,850

		156,002

Utah—2.8%
Utah Water Finance Agency Revenue VRDB, Series 2002A2 (AMBAC Insured), 4.04%, 9/11/07	5,680	5,680
Utah Water Finance Agency Revenue VRDB Series 2005A13, (AMBAC Insured), 4.01%, 9/11/07	5,000	5,000
Utah Water Finance Agency Revenue VRDB, Series 2005A14, (AMBAC Insured), 4.04%, 9/11/07	4,100	4,100
Utah Water Finance Agency Revenue VRDB, Series A15, (AMBAC Insured), 4.01%, 9/11/07	10,000	10,000

		24,780

Washington—2.6%
King County G.O. Limited BANS, Series A 2006, 4.00%, 11/1/07	3,000	3,002
Seattle Light and Power Revenue Refunding Bonds, Citigroup ROCS II-R Series 50 (FSA Corp. Insured), (1) 4.03%, 9/11/07	6,495	6,495
Tacoma Water System Revenue Bonds, Series 2002-36, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 4.02%, 9/11/07	8,680	8,680
Washington State G.O., Series 2004D, ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), (1) 4.02%, 9/11/07	355	355
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC), 4.00%, 9/4/07	960	960
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 3.99%, 9/11/07	2,085	2,085
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 4.05%, 9/11/07	1,865	1,865

		23,442

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—93.7%—CONTINUED
Wisconsin—4.8%
State of Wisconsin Operating Notes, Series 2007, 4.50%, 6/16/08	$10,000	$10,058
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	6,200	6,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 4.03%, 9/4/07	250	250
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C, EastCastle Place, Inc. (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	300	300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC), 4.04%, 9/11/07	535	535
Wisconsin Health and Educational Facilities Authority Revenue VRDB Series 2002A, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), 4.03%, 9/4/07	1,705	1,705
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC), 4.04%, 9/11/07	585	585
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005C, Froedtert and Community Health (AMBAC Insured), 3.97%, 9/11/07	1,700	1,700
Wisconsin Transportation Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-24, (1) (2) 4.05%, 9/11/07	21,745	21,745

		43,078

Multiple States Pooled Security—1.8%
BB&T Municipal Trust Revenue Bonds, Floaters Series 1004 (Branch Banking & Trust Co. LOC), (1) 4.13%, 9/11/07	16,200	16,200

Total Municipal Investments (Cost $832,177)		832,177

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES—3.5%

AIM Tax-Free Cash Reserve Portfolio	30,932,476	30,933
Dreyfus Tax-Exempt Cash Management Fund	417,259	417

Total Investment Companies (Cost $31,350)		31,350

Total Investments—97.2% (Cost $863,527) (3)		863,527

Other Assets less Liabilities—2.8%		24,723

NET ASSETS—100.0%		$888,250

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MONEY MARKET PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $48,180,000 or 5.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Park Creek Metropolitan District Revenue Bonds (CO), 3.68%, 2/14/08	2/15/07	$5,000
Florida State Department of Transportation Revenue Bonds (FL), 3.78%, 11/1/07	11/15/05	12,395
Little Elm School District G.O.(TX), 4.00%, 9/11/07	9/22/06	9,040
Wisconsin State Transportation Revenue Bonds (WI), 4.05%, 9/11/07	4/27/07	21,745

(3)	The cost for federal income tax purposes was $863,527.

Percentages shown based on Net Assets.

At August 31, 2007, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	12.0%
Educational Services	9.2%
Executive, Legislative and General Government	39.7%
General Medical, Surgical and Nursing and Personal Care	10.5%
Health Services and Residential Care	9.6%
All other sectors less than 5%	19.0%

Total	100.0%

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC	American Municipal Bond Assurance Corporation

BANS	Bond Anticipation Notes

Colld.	Collateralized

CP	Commercial Paper

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Fannie Mae

FSA	Financial Security Assurance

G.O.	General Obligation

Gtd.	Guaranteed

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDR	Industrial Development Revenue

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender

PCR	Pollution Control Revenue

P-Floats	Puttable Floating Rate Security

PSF	Permanent School Fund

ROCS	Reset Option Certificates

SGB	Societe Generale Bank

Soc Gen	Societe Generale

STARS	Short Term Adjustable Rate Securities

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

MONEY MARKET PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

TRB	Tax Revenue Bonds

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%
Alabama—2.8%
Alabama Multifamily Housing Finance Authority Revenue Refunding Bonds, Series 1995, Westshore Apartments Project (Wachovia Corp. LOC), 4.03%, 9/11/07	$2,405	$2,405
Birmingham Medical Clinic Board Revenue Bonds, University of Alabama Health Services (SunTrust Bank LOC), 4.02%, 9/11/07	4,000	4,000
Birmingham Public Park and Recreation Board Lease Revenue VRDB, Series 2001, Barber Museum Project (Regions Bank LOC), 4.05%, 9/11/07	16,000	16,000
City of Birmingham G.O. VRDB, Series 2004A, Capital Improvement Warrants (AMBAC Insured LOC), 4.03%, 9/11/07	21,195	21,195
Homewood Educational Building Authority Revenue VRDB, Series 2007B, Educational Facilities Samford University (MBIA Insured), 4.03%, 9/11/07	10,000	10,000
Mobile Spring Hill Medical Clinic Board Revenue VRDB, Series 2007, Spring Hill Area Leasing Project (Regions Bank LOC), 4.04%, 9/11/07	3,800	3,800
Taylor-Ryan Improvement District Number 2, Series 2005, Special Assessments Variable Improvement Bonds (Wachovia Bank N.A. LOC), 4.02%, 9/11/07	17,000	17,000
University of Alabama Revenue VRDB, Series 2000B, Hospital (AMBAC Insured), 3.92%, 9/11/07	53,900	53,900

		128,300

Alaska—1.3%
Anchorage G.O. TANS, Series 2007, 4.25%, 12/28/07	30,000	30,064
Valdez Marine Terminal Revenue Refunding Bonds, Series 1993A, Exxon Pipeline Co. Project (ExxonMobil Corp. Gtd.), 3.95%, 9/4/07	14,800	14,800
Valdez Marine Terminal Revenue Refunding Bonds, Series 1993C, Exxon Pipeline Co. Project (ExxonMobil Corp. Gtd.), 3.95%, 9/4/07	8,020	8,020
Valdez Marine Terminal Revenue Refunding Bonds, Series 2003A, BP Pipelines, Inc. Project (BP PLC Gtd.), 3.94%, 9/4/07	3,000	3,000
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003B, BP Pipelines, Inc. Project (BP PLC Gtd.), 3.94%, 9/4/07	1,100	1,100

		56,984

Arizona—2.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC), 3.98%, 9/11/07	9,500	9,500
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 3.98%, 9/11/07	2,700	2,700
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	15,150	15,150
Arizona Health Facilities Authority Revenue VRDB, Series A, Banner Health (MBIA Insured), 3.93%, 9/11/07	4,995	4,995
Phoenix G.O. Floaters, Series 2012, BB&T Municipal Trust Various States, (1) 4.01%, 9/11/07	10,320	10,320
Phoenix IDA Revenue VRDB, Series 2001, Valley of the Sun YMCA Project (Bank of America N.A. LOC), 3.98%, 9/4/07	2,900	2,900

MONEY MARKET PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Arizona—2.1%—(continued)
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	$1,160	$1,160
Salt River Project Agricultural Improvement and Power District Electric System Revenue Bonds, Citigroup ROCS-RR-II-R-640, (1) 4.03%, 9/11/07	7,440	7,440
Salt River, Series B, Agricultural Project Improvement and Power District, 3.73%, 9/7/07	27,800	27,800
Scottsdale IDA Revenue VRDB, Series A, Scottsdale Healthcare (FGIC Insured), 3.92%, 9/11/07	1,000	1,000
Scottsdale IDA Revenue VRDB, Series C, Scottsdale Healthcare (FSA Corp. Insured), 3.92%, 9/11/07	5,700	5,700
Sun Devil Energy Center LLC Revenue VRDB, Series 2004, Arizona State University Project (FGIC Insured), 3.98%, 9/11/07	5,000	5,000

		93,665

Arkansas—0.1%
Boone County Hospital Revenue VRDB, North Arkansas Regional Medical Center Project (Bank of America N.A. LOC), 4.00%, 9/11/07	5,400	5,400

California—3.0%
ABN AMRO Munitops Certificate Trust, Series 2006-21, (1) 3.97%, 9/11/07	13,995	13,995
California Municipal Finance Authority Revenue Bonds, Series 2007, Vacaville Christian Schools (Allied Irish Bank LOC), 3.86%, 9/11/07	7,000	7,000
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-5 (Dexia Credit Local LOC), 4.05%, 9/11/07	1,240	1,240
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured), 3.87%, 9/11/07	6,755	6,755
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-3 (FSA Corp. Insured), 3.87%, 9/11/07	10,000	10,000
California State G.O., Kindergarten-University, Series 2004A-8 (Citibank N.A. LOC), 3.86%, 9/11/07	500	500
California State G.O., Kindergarten-University, Series 2004A-9 (Citibank N.A. LOC), 3.87%, 9/11/07	12,300	12,300
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Gemological Institute (AMBAC Insured), 3.87%, 9/11/07	13,400	13,400
Los Angeles Unified School District G.O. Morgan Stanley Floaters, Series 2007, (1) 4.00%, 9/11/07	49,800	49,800
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-2 2005, 4.05%, 9/11/07	2,955	2,955
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC), 3.89%, 9/11/07	1,600	1,600
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC), 3.89%, 9/11/07	14,300	14,300

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
California—3.0%—(continued)
Sunnyvale COPS VRDB, Series 2001-A, Government Center Site Acquisition (AMBAC Insured), 3.87%, 9/11/07	$2,665	$2,665

		136,510

Colorado—3.2%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	5,500	5,500
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC), 4.03%, 9/4/07	8,645	8,645
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 3.98%, 9/11/07	7,050	7,050
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC), 4.02%, 9/11/07	6,640	6,640
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2004B, Bethesda Collinwood (LaSalle Bank N.A. LOC), 4.02%, 9/11/07	3,970	3,970
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.98%, 9/11/07	17,675	17,675
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 4.00%, 9/11/07	2,480	2,480
Denver City and County Airport Revenue Bonds, Series 63 (FGIC Insured), (1) 4.01%, 9/11/07	9,500	9,500
East Cherry Creek Valley Water and Sanitation District Revenue VRDB, Series 2004, Arapahoe County (MBIA Insured), 3.85%, 9/11/07	4,445	4,445
El Paso County Multifamily Housing Revenue Refunding Bonds, Series 1995, Briarglen Apartments Project (FHLMC Insured), 3.94%, 9/11/07	1,700	1,700
Fiddlers Business Improvement District Greenwood Village G.O. VRDB, Series 2007-2, Capital Improvement Sub Lien (KeyBank N.A. LOC), 4.02%, 9/11/07	7,000	7,000
Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC), 4.02%, 9/11/07	10,000	10,000
Park Creek Metropolitan District Revenue Bonds, Merrill Lynch P-Floats 157 (Danske Bank Gtd.), (1) (2) 3.68%, 2/14/08	15,000	15,000
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds, Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC), 4.00%, 9/11/07	5,350	5,350
Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC), 4.01%, 9/11/07	4,300	4,300
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 4.00%, 9/11/07	14,140	14,140
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 4.00%, 9/11/07	10,700	10,700
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2006, Mandalay Gardens Urban (Depfa Bank PLC LOC), 4.01%, 9/11/07	10,880	10,880

		144,975

MONEY MARKET PORTFOLIOS    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
District of Columbia—0.4%
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 4.03%, 9/11/07	$4,700	$4,700
District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC), 4.02%, 9/11/07	2,360	2,360
District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers &Traders Bank Co. LOC), 4.00%, 9/11/07	9,580	9,580

		16,640

Florida—7.4%
Brevard County Health Facilities Authority Revenue VRDB, Series 2004, Wuesthoff Health Systems, Inc. Project (SunTrust Bank LOC), 4.02%, 9/11/07	12,200	12,200
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 3.97%, 9/11/07	5,700	5,700
Florida Housing Finance Corp. Multifamily Revenue Bonds, Series 53G-2007, Goldman Floater (Goldman Sachs Group, Inc. Gtd.), (1) 4.01%, 9/11/07	20,000	20,000
Florida Housing Finance Corp. Multifamily Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured), 3.94%, 9/11/07	3,900	3,900
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 3.94%, 9/11/07	7,325	7,325
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series K, Reflections (FHLMC Gtd.), 3.94%, 9/11/07	13,500	13,500
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.), 4.00%, 9/11/07	4,000	4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured), 4.01%, 9/11/07	1,900	1,900
Florida State Board of Education G.O., Citigroup ROCS-RR-II-R-10122, (1) 4.09%, 9/11/07	4,175	4,175
Florida State Board of Education G.O., Eagle 720050054—Class A, (1) 4.04%, 9/11/07	10,000	10,000
Florida State Board of Education Revenue Bonds, Series 2004, Citigroup ROCS-RR-II-6037, (1) 4.03%, 9/11/07	6,255	6,255
Florida State Department of Transportation Revenue Bonds, Series 2005-A22, Wachovia MERLOTS, (1) (2) 3.78%, 11/1/07	12,390	12,390
Gainesville Utility System Revenue VRDB, Series 2007-A, 3.95%, 9/11/07	31,355	31,355
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Project (FGIC Insured), 3.98%, 9/11/07	20,000	20,000
Highlands County Health Facilities Authority Revenue VRDB, Series 2000A, Adventist Health System Sunbelt (FGIC Insured), 3.98%, 9/11/07	6,650	6,650
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.97%, 9/11/07	17,450	17,450

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Florida—7.4%—(continued)
Highlands County Health Facilities Authority Revenue VRDB, Series 2007 A-2, Adventist Health System, 4.01%, 9/11/07	$10,000	$10,000
Lee County HFA Multifamily Revenue Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 4.00%, 9/11/07	8,285	8,285
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 3.98%, 9/11/07	8,500	8,500
Lee County IDA Healthcare Facilities Revenue VRDB, Series 2002, Shell Point Village Project (Bank of America N.A. LOC), 3.98%, 9/11/07	14,235	14,235
Marion County Hospital District Revenue Bonds, Series 2000, Munroe Regional Health System (AmSouth Bank Birmingham LOC), 3.95%, 9/11/07	7,200	7,200
Orange County Housing Finance Authority Multifamily Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.), 3.95%, 9/11/07	2,550	2,550
Orange County IDA Revenue Refunding VRDB, Series 2007, Lake Highland School, Inc. (Bank of America N.A. LOC), 4.00%, 9/11/07	25,000	25,000
Palm Beach County Revenue VRDB, Series 2003, Morse Obligation Group Project (KeyBank N.A. LOC), 4.02%, 9/11/07	18,975	18,975
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured), 3.92%, 9/11/07	7,975	7,975
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series B2, Baycare Health System (FSA Corp. Insured), 3.95%, 9/11/07	3,700	3,700
St. Lucie Florida Community Redevelopment, Series 2006-83, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) (2) 4.02%, 9/11/07	18,050	18,050
State of Florida Department of Transportation Bridge Construction Revenue Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2002-20 (MBIA Insured), (1) 4.02%, 9/11/07	9,845	9,845
University of South Florida College COPS VRDB, Series A-1, Medicine Health Facilities Lease Program (SunTrust Bank LOC), 4.08%, 9/11/07	23,650	23,650

		334,765

Georgia—3.9%
Atlanta Development Authority Educational Facilities Revenue VRDB, Series 2007A, Georgia State University Panther Place Project (AMBAC Insured), 4.01%, 9/11/07	25,000	25,000
Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle First Series, 3.76%, 7/1/08	7,025	7,025
Clayton County Development Authority Revenue VRDB, Series 2000A, Delta Airlines Project (General Electric Capital Corp. LOC), (1) 4.01%, 9/11/07	2,000	2,000
Cobb County G.O. TANS, 4.00%, 12/31/07	5,000	5,007
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996, Post Bridge Project (Colld. by FNMA), 4.01%, 9/11/07	2,800	2,800
Cobb County Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.), 4.01%, 9/11/07	2,000	2,000

MONEY MARKET PORTFOLIOS    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Georgia—3.9%—(continued)
Floyd County Development Authority Revenue VRDB, Series 2000, Darlington School Project (SunTrust Bank LOC), 4.03%, 9/11/07	$2,900	$2,900
Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project (Royal Bank of Scotland PLC LOC), 3.94%, 9/11/07	24,000	24,000
Gainesville and Hall County Development Authority Revenue VRDB, Series 2007, GHCDA Economic Development Corp. Project (Dexia Bank Belgium LOC), 4.03%, 9/11/07	6,465	6,465
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 3.99%, 9/11/07	4,300	4,300
Rockdale County Hospital Authority Revenue Anticipation Certificates, Series 2002, Rockdale Hospital (Wachovia Bank N.A. LOC), 3.97%, 9/11/07	24,765	24,765
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC), 4.00%, 9/11/07	3,300	3,300
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured), 3.94%, 9/11/07	5,400	5,400
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.), 3.94%, 9/11/07	100	100
State of Georgia G.O., Merrill Lynch P-Floats-EC 1019, (1) 4.04%, 9/11/07	32,895	32,895
State of Georgia G.O. VRDB, Series H-3 2006, 3.95%, 9/11/07	25,405	25,405

		173,362

Idaho—0.2%
Idaho State G.O. TANS, Series 2007, 4.50%, 6/30/08	10,000	10,061

Illinois—13.5%
Bi-State Development Agency Metropolitan District Revenue VRDB, Series A2005, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC), 3.98%, 9/11/07	29,900	29,900
Chicago Board of Education G.O. Series A PA 616 School Reform Board (FGIC Insured), (1) 4.09%, 9/11/07	500	500
Chicago G.O. Refunding Bonds, Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1) 4.04%, 9/11/07	500	500
Chicago G.O. Tender Notes, Series 2006 (Bank of America N.A. LOC), 3.52%, 10/11/07	10,000	10,000
Chicago G.O. VRDB, Series 2003 B-1, 3.96%, 9/11/07	15,000	15,000
Chicago Water G.O., Series 2007, BB&T Municipal Trust, (1) 4.01%, 9/11/07	11,375	11,375
City of Aurora Revenue VRDB, Series 2003, Community Counseling Center of Fox Valley Project (Harris N.A. LOC), 4.05%, 9/11/07	3,210	3,210
City of Chicago G.O. VRDB, Series 2002-B, 3.97%, 9/11/07	51,255	51,255
Evanston, Illinois G.O., Series 2002A, Sherman Plaza, 3.96%, 9/11/07	8,910	8,910

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Illinois—13.5%—(continued)
DuPage County Revenue VRDB, Benedictine University Building Project (National City Bank of Cleveland LOC), 4.03%, 9/11/07	$15,785	$15,785
Illinois Development Finance Authority Revenue Bonds, Series 1984, Enterprise Office Project (Colld. by U.S. Treasuries), 3.85%, 9/4/07	6,000	6,000
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 3.97%, 9/11/07	9,875	9,875
Illinois Development Finance Authority Revenue VRDB, Series 1994, Aurora Central Catholic High School Project (Allied Irish Bank LOC), 4.22%, 9/11/07	1,000	1,000
Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (LaSalle Bank N.A. LOC), 3.97%, 9/11/07	9,000	9,000
Illinois Development Finance Authority Revenue VRDB, Series 2001, Oak Park Residence Project (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	1,650	1,650
Illinois Development Finance Authority Revenue VRDB, Series 2001A, Evanston Northwestern, 3.96%, 9/11/07	73,900	73,900
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC), 4.00%, 9/11/07	12,000	12,000
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, Eagle 20060095 Class A, (1) 4.04%, 9/11/07	10,395	10,395
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC), 3.98%, 9/11/07	7,000	7,000
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College Project (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	6,890	6,890
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC), 3.98%, 9/11/07	10,450	10,450
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1) 4.04%, 9/11/07	8,170	8,170
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC), 3.97%, 9/11/07	10,500	10,500
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 3.97%, 9/11/07	12,100	12,100
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	21,650	21,650
Illinois Finance Authority Revenue VRDB, Series 2006B, Montgomery Place (Fifth Third Bank LOC), 4.02%, 9/11/07	5,080	5,080
Illinois Finance Authority Revenue VRDB, Series 2007G, OSF Healthcare System (Wachovia Bank N.A. LOC), 3.93%, 9/4/07	30,900	30,900
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC), 4.00%, 9/11/07	7,700	7,700

MONEY MARKET PORTFOLIOS    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Illinois—13.5%—(continued)
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC), 4.00%, 9/11/07	$18,300	$18,300
Illinois Finance Authority Revenue VRDB, Series 2006B, Loyola University Health System (Harris N.A. LOC), 3.93%, 9/11/07	22,900	22,900
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC), 4.00%, 9/11/07	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	8,045	8,045
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	15,050	15,050
Illinois Finance Authority Revenue VRDB, WBEZ Alliance Income Project (LaSalle Bank N.A. LOC), 3.97%, 9/11/07	8,500	8,500
Illinois Health Facilities Authority Revenue Bonds, Advocate Healthcare Network, Series 2003-B, 3.60%, 1/4/08	14,255	14,255
Series 2003-C, 3.67%, 2/29/08	21,000	21,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996, Franciscan Eldercare Village (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	2,100	2,100
Illinois State G.O. Bonds Series 2006, Citigroup ROCS-II-R-1072, (1) 4.03%, 9/11/07	4,975	4,975
Illinois State G.O., Citigroup Eagle 720053002 Class A, (1) 4.04%, 9/11/07	8,000	8,000
Illinois State G.O. Puttable Floating Option Tax Exempt Receipts, Merrill P-Floats Series EC-1082, (1) 4.09%, 9/11/07	2,095	2,095
Illinois State G.O. VRDB, Series 2003B, 4.08%, 9/11/07	11,500	11,500
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 3.97%, 9/11/07	4,500	4,500
Kane County School District 304 Geneva G.O. Tax Exempt Receipts, Merrill P-Floats PT 4247 (FSA Corp. Insured), (1) 4.06%, 9/11/07	26,200	26,200
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC), 4.01%, 9/11/07	11,815	11,815
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (LaSalle Bank N.A. LOC), 4.01%, 9/11/07	4,750	4,750
Regional Transportation Authority Revenue Bonds, Bank of America Variable Certificates, Macon 2004A (MBIA Insured), (1) 4.03%, 9/11/07	3,330	3,330
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 4.01%, 9/4/07	5,060	5,060

		615,570

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Indiana—2.0%
Indiana Bond Bank Revenue Notes, Series 2007A, Advanced Funding Program Notes, 4.25%, 1/31/08	$10,000	$10,024
Indiana Health and Educational Facilities Financing Authority Hospital Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 3.98%, 9/4/07	15,000	15,000
Indiana Health and Educational Facilities Finance Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 4.03%, 9/4/07	8,900	8,900
Indiana Health and Educational Facilities Finance Authority Revenue VRDB, Series 2005A, Parkview Health Systems (AMBAC Insured), 3.93%, 9/11/07	5,500	5,500
Indiana Health and Educational Facilities Finance Authority Revenue VRDB, Series 2005B, Parkview Health Systems (AMBAC Insured), 3.93%, 9/11/07	4,900	4,900
Indiana Health Facility Financing Authority Revenue Bonds, Series 2002A, Golden Years Homestead (Wells Fargo Bank N.A. LOC), 3.95%, 9/11/07	2,800	2,800
Indiana Health Facility Financing Authority Revenue Bonds, Series 2004, Riverview Hospital Project (National City Bank of Indiana LOC), 4.03%, 9/11/07	4,850	4,850
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	295	295
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (Fifth Third Bank LOC), 4.03%, 9/4/07	5,500	5,500
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 4.03%, 9/4/07	100	100
Indiana Public School Building Corp. Revenue Bonds, Series 2003-15, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 4.01%, 9/11/07	14,200	14,200
Indiana State Development Finance Authority Revenue VRDB, Series 2003 Educational Facilities, Christel House Project (Fifth Third Bank LOC), 3.99%, 9/11/07	3,755	3,755
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC), 3.95%, 9/11/07	2,900	2,900
Indiana State Educational Facilities Authority Revenue VRDB, Series 2003, Franklin College (JPMorgan Chase Bank LOC), 4.03%, 9/4/07	6,300	6,300
Indiana State Educational Facilities Authority Revenue VRDB, Series 2004, Bethel College Project (National City Bank of Indiana LOC), 3.98%, 9/11/07	5,860	5,860
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 3.95%, 9/11/07	2,300	2,300

		93,184

Iowa—1.8%
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	3,300	3,300
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 3.96%, 9/11/07	5,755	5,755
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Series A3, Iowa Health System (FGIC Insured), 3.93%, 9/11/07	30,000	30,000

MONEY MARKET PORTFOLIOS    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Iowa—1.8%—(continued)
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	$4,700	$4,700
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003B, Wesley Retirement Services Project (Wells Fargo Bank N.A. LOC), 3.98%, 9/11/07	4,010	4,010
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 3.98%, 9/11/07	12,000	12,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 4.03%, 9/4/07	3,600	3,600
Iowa State School Cash Anticipation Program Revenue Notes, Series 2007-A School Corps. Warrant Certificates (FSA Corp. Insured), 4.50%, 6/27/08	19,000	19,116

		82,481

Kansas—1.2%
Johnson County Unified School District No. 512 G.O., Series 2001-A92, Wachovia MERLOTS, (1) 4.02%, 9/11/07	9,480	9,480
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 4.00%, 9/11/07	5,000	5,000
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 3.99%, 9/11/07	1,170	1,170
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 3.96%, 9/11/07	12,500	12,500
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 4.04%, 9/11/07	13,800	13,800
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 3.98%, 9/11/07	7,780	7,780
University of Kansas Hospital Authority Revenue VRDB, KU Health Systems (Harris N.A. LOC), 3.98%, 9/4/07	3,560	3,560

		53,290

Kentucky—1.6%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 4.01%, 9/11/07	9,100	9,100
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured), 4.00%, 9/11/07	8,200	8,200
Kenton County Airport Board Revenue VRDB, Series 2000B, Delta Air, Inc. Project (General Electric Capital Corp. LOC), 4.01%, 9/11/07	7,700	7,700
Kentucky Asset Liability Commission General Fund Revenue, Series 2007-A TRANS, 4.50%, 6/26/08	35,000	35,218
Mason County PCR Bonds, Series 1984B-1, East Kentucky Power Project, 4.08%, 9/11/07	705	705
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 4.01%, 9/11/07	10,646	10,646

		71,569

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Louisiana—1.2%
East Baton Rouge Parish Sales Tax Revenue VRDB, Series 2006B, Road and Street Improvement (FGIC Insured), 3.92%, 9/11/07	$30,300	$30,300
Louisiana Local Government Environmental Revenue VRDB, Series 2004C, University LaMonroe (Regions Bank LOC), 3.97%, 9/11/07	10,000	10,000
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 3.94%, 9/11/07	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 4.00%, 9/11/07	7,000	7,000

		55,300

Maryland—3.0%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 4.02%, 9/11/07	10,980	10,980
Maryland State Community Development Administration Multifamily Housing Revenue Notes, Series 2006Q, 3.59%, 12/14/07	10,000	10,000
Maryland State Economic Development Corp. Revenue VRDB, Catholic Relief Services (Bank of America N.A. LOC), 4.00%, 9/11/07	10,000	10,000
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Charleston Community (Bank of America N.A. LOC), 3.98%, 9/11/07	15,800	15,800
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 4.02%, 9/11/07	13,700	13,700
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Health Care (Manufacturers & Traders Trust Co. LOC), 4.02%, 9/11/07	11,750	11,750
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Health Care (Manufacturers & Traders Trust Co. LOC), 3.97%, 9/11/07	2,590	2,590
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2006F, University of Maryland Medical Systems (FGIC Insured), 3.97%, 9/11/07	19,500	19,500
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 4.04%, 9/11/07	900	900
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	10,000	10,000
State of Maryland G.O., Series 1790 B, JP Morgan Putters, (1) 4.03%, 9/11/07	29,965	29,965

		135,185

Massachusetts—2.9%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 3.99%, 9/11/07	29,000	29,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fortis Bank LOC), 4.04%, 9/11/07	20,000	20,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 4.02%, 9/11/07	10,000	10,000

MONEY MARKET PORTFOLIOS    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Massachusetts—2.9%—(continued)
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 3.99%, 9/11/07	$7,755	$7,755
Massachusetts State G.O. Refunding VRDB, Series 2001C, 4.05%, 9/11/07	27,100	27,100
Massachusetts State G.O. Refunding VRDB, Series 2005A, 3.92%, 9/11/07	23,050	23,050
Massachusetts State G.O. VRDB, Series B, 4.03%, 9/4/07	13,800	13,800

		130,705

Michigan—3.0%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills Project (JPMorgan Chase Bank LOC), 3.99%, 9/11/07	4,640	4,640
Detroit RANS (Bank of Nova Scotia LOC), 4.50%, 3/1/08	13,210	13,261
Detroit School Building and Site Improvement G.O., Series 2002A, ABN AMRO Munitops Certificate Trust, Series 2003-10 (FGIC Insured), (1) 4.00%, 9/11/07	4,000	4,000
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds, Series 2001E (FGIC Insured), 3.74%, 7/10/08	15,000	15,000
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (LaSalle Bank N.A. LOC), 3.96%, 9/11/07	3,575	3,575
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	12,575	12,575
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Hope College (JPMorgan Chase Bank LOC), 4.03%, 9/11/07	2,600	2,600
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2006, Albion College (JPMorgan Chase Bank LOC), 3.96%, 9/11/07	30,000	30,000
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC), 4.50%, 8/20/08	7,000	7,053
Michigan State G.O. Notes, Series A 2006, 4.25%, 9/28/07	20,000	20,010
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC), 4.05%, 9/4/07	11,950	11,950
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC), 4.03%, 9/11/07	7,500	7,500
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC), 4.03%, 9/11/07	2,700	2,700

		134,864

Minnesota—1.7%
Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured), 3.98%, 9/11/07	17,000	17,000
Duluth EDA Healthcare Facilities Revenue VRDB, Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	800	800

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Minnesota—1.7%—(continued)
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 3.98%, 9/11/07	$3,695	$3,695
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC), 3.80%, 9/4/07	1,700	1,700
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	7,200	7,200
Minnesota Housing Finance Agency Revenue Bonds, Series 2007A, Residential Housing Finance, 3.65%, 3/4/08	5,000	5,000
Minnesota Housing Finance Agency Revenue Bonds, Series F, Residential Housing Finance, 3.68%, 5/29/08	12,010	12,010
Minnesota State G.O., Series 2003, Citigroup ROCS-RR-II-R Series 4309, (1) 4.03%, 9/11/07	3,620	3,620
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	9,000	9,000
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	3,500	3,500
Rochester Health Facilities Revenue Bonds, Series 2000 II-R-28, Citigroup ROCS, (1) 4.03%, 9/11/07	10,470	10,470
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2002, Public Radio Project (Allied Irish Bank LOC), 4.03%, 9/4/07	1,300	1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC), 4.03%, 9/4/07	1,300	1,300

		76,595

Mississippi—0.9%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC), 4.02%, 9/11/07	10,000	10,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 4.03%, 9/11/07	5,000	5,000
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Series 2006, Mississippi Baptist Health System (AmSouth Bank Birmingham LOC), 3.99%, 9/11/07	8,500	8,500
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.98%, 9/4/07	8,590	8,590
University of Mississippi Building Corp. Revenue VRDB, Series 2000-A, Campus Improvement Project (MBIA Insured), 3.99%, 9/11/07	7,300	7,300

		39,390

Missouri—2.2%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	5,200	5,200
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 3.99%, 9/11/07	2,900	2,900

MONEY MARKET PORTFOLIOS    13    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Missouri—2.2%—(continued)
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 3.95%, 9/11/07	$4,500	$4,500
Kansas City IDA Revenue VRDB, Series B, Downtown Redevelopment District (AMBAC Insured), 3.99%, 9/11/07	15,400	15,400
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 3.98%, 9/11/07	15,045	15,045
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC), 3.98%, 9/4/07	30	30
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC), 4.00%, 9/11/07	3,635	3,635
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 4.01%, 9/4/07	2,780	2,780
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC), 4.03%, 9/4/07	3,400	3,400
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 4.03%, 9/4/07	1,565	1,565
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC), 4.03%, 9/4/07	3,295	3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, St. Joseph—St. Pius (Allied Irish Bank LOC), 4.05%, 9/11/07	2,680	2,680
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Mother Good Counsel Home (Allied Irish Bank LOC), 3.97%, 9/11/07	10,000	10,000
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 3.97%, 9/11/07	25,000	25,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	5,615	5,615

		101,045

Montana—0.3%
Montana Facilitiy Finance Authority Revenue VRDB, Series A, Sister of Charity, 3.96%, 9/4/07	11,680	11,680

Nebraska—0.1%
Nebraska Educational Finance Authority Revenue Bonds, Series 2003, Creighton University Project (AMBAC Insured), 3.98%, 9/4/07	3,025	3,025

Nevada—0.8%
Clark County Economic Development Revenue VRDB, Opportunity Village Foundation Project (Allied Irish Bank LOC), 3.96%, 9/11/07	9,000	9,000
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 3.96%, 9/11/07	28,600	28,600

		37,600

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
New Hampshire—0.4%
New Hampshire Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2004, Antioch University Issue (National City Bank of Cleveland LOC), 4.04%, 9/11/07	$4,025	$4,025
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC), 3.97%, 9/11/07	12,360	12,360
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2005A, Weeks Medical Center (Allied Irish Bank LOC), 3.99%, 9/11/07	3,470	3,470

		19,855

New Jersey—0.5%
New Jersey EDA Revenue Refunding VRDB, Class B 2006, Cedar Crest Village, Inc. (Bank of New York LOC), 3.96%, 9/11/07	22,100	22,100

New Mexico—0.4%
State of New Mexico TRANS, Series 2007, 4.50%, 6/30/08	20,000	20,124

New York—1.7%
Metropolitan Transportation Authority Revenue VRDB, Subseries E-2 2005 (Fortis Bank LOC), 4.05%, 9/11/07	21,400	21,400
New York State Dormitory Authority Revenue VRDB, Series 2003, Teresian House Housing Corp. (Lloyds TSB Bank LOC), 3.97%, 9/11/07	15,090	15,090
Oneida County Industrial Development Agency Revenue VRDB, Series 2006, Preswick Glen Civic Facility (Lloyds TSB Bank LOC), 3.95%, 9/11/07	5,000	5,000
Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthonys High School Civic (KBC Bank N.V. LOC), 3.97%, 9/11/07	17,930	17,930
Triborough Bridge and Tunnel Authority Reveneue Refunding VRDB, Series F, 3.92%, 9/11/07	20,075	20,075

		79,495

North Carolina—0.9%
City of Greensboro Street Improvement, G.O. VRDB, 4.00%, 9/11/07	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 3.98%, 9/11/07	9,000	9,000
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 4.04%, 9/11/07	18,400	18,400
Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds, 3.94%, 9/11/07	4,500	4,500

		41,900

Ohio—1.4%
Akron Bath Copley Joint Township Hospital District Revenue VRDB, Series 2004B, Summa Health System Project (JPMorgan Chase Bank LOC), 4.03%, 9/11/07	10,735	10,735
Clinton County Hospital Revenue Refunding VRDB, Series 2002A-1, Memorial Hospital Project (Fifth Third Bank LOC), 4.09%, 9/11/07	3,265	3,265
Clinton County Hospital Revenue Refunding VRDB, Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC), 4.09%, 9/11/07	5,120	5,120

MONEY MARKET PORTFOLIOS    15    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Ohio—1.4%—(continued)
Cuyahoga County Economic Development Revenue VRDB, Series 2001, Cleveland Botanical Garden Project (Allied Irish Bank LOC), 4.03%, 9/11/07	$10,550	$10,550
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 4.01%, 9/11/07	12,600	12,600
Franklin County Hospital Revenue VRDB, Series 1998B, Doctors Ohio Health Corp. (National City Bank of Cleveland LOC), 3.92%, 9/11/07	7,145	7,145
Knox County Hospital Facility Revenue VRDB, Series 2004, Community Hospital Project (National City Bank Cleveland LOC), 4.03%, 9/11/07	4,950	4,950
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC), 3.99%, 9/11/07	10,400	10,400

		64,765

Oklahoma—0.8%
Edmond EDA Student Housing Revenue VRDB, Series 2001A (Allied Irish Bank LOC), 3.97%, 9/11/07	4,105	4,105
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas & Electric Co. Project, 4.07%, 9/11/07	10,000	10,000
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	23,100	23,100

		37,205

Oregon—1.3%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 3.98%, 9/11/07	5,300	5,300
Multnomah County Hospital Facilities Authority Revenue VRDB, Series 2006C, Terwilliger Plaza Project (Bank of America N.A. LOC), 4.00%, 9/11/07	13,000	13,000
Oregon State Department of Transportation Authority Revenue VRDB, Series B-1, Sub Lien, 3.95%, 9/11/07	500	500
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC), 4.01%, 9/11/07	30,445	30,445
State of Oregon Higher Education G.O., Series 2007-42, ABN AMRO Munitops II, (1) 4.01%, 9/11/07	9,735	9,735

		58,980

Pennsylvania—1.7%
Allentown Redevelopment Authority Revenue Refunding Bonds, Series 1990, Arcadia Association Project (Societe Generale LOC), 4.00%, 9/11/07	6,000	6,000
Beaver County IDA PCR Refunding VRDB, First Energy Generation (Barclays Bank PLC LOC), 3.99%, 9/4/07	900	900
Emmaus General Authority Revenue VRDB, Subseries 1989D-25, Local Government Revenue Bonds (Depfa Bank PLC LOC), 3.95%, 9/11/07	2,100	2,100
Emmaus General Authority Revenue VRDB, Subseries 1989H-20, Local Government Revenue Bonds (Depfa Bank PLC LOC), 3.95%, 9/11/07	5,300	5,300
Latrobe IDA Revenue VRDB, Series 2003, Greensburg Diocese (Allied Irish Bank LOC), 4.00%, 9/11/07	2,605	2,605

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Pennsylvania—1.7%—(continued)
Montgomery County IDA PCR Refunding VRDB, Exelon (Wachovia Bank N.A. LOC), 4.00%, 9/11/07	$5,250	$5,250
Pennsylvania Economic Development Financing Authority Treasury Department Revenue VRDB, Series 2006, Hospital Enhancement Loan-A1 (National City Bank of Cleveland LOC), 4.03%, 9/11/07	5,815	5,815
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured), 3.98%, 9/11/07	8,905	8,905
Philadelphia Hospital and Higher Education Facilities Authority Revenue Refunding VRDB, Series 2002, Philadelphia Protestant Home (Bank of America N.A. LOC), 4.00%, 9/11/07	9,270	9,270
Philadelphia Hospital and Higher Education Facilities Authority Revenue VRDB, Series 1999B, Jefferson Health System, 3.68%, 2/4/08	10,000	10,000
Philadelphia School District TRANS, Series 2007-A (Bank of America N.A. LOC), 4.50%, 6/27/08	20,000	20,124

		76,269

Puerto Rico—0.6%
Puerto Rico Aqueduct and Sewer Authority Revenue Bonds, Citigroup ROCS-RR-II-R-1001CE (Citigroup, Inc. Gtd.), (1) 4.03%, 9/11/07	26,000	26,000
Puerto Rico Highway and Transportation Authority Revenue Bonds, Citigroup ROCS-RR-II-R-785CE (Citigroup, Inc., Gtd.), (1) 4.00%, 9/11/07	1,565	1,565

		27,565

South Carolina—1.1%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS 497M, (1) 4.03%, 9/11/07	9,115	9,115
Medical University Hospital Authority Revenue VRDB, Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1) 4.03%, 9/11/07	6,000	6,000
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 4.02%, 9/11/07	33,000	33,000

		48,115

South Dakota—0.1%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC), 4.00%, 9/11/07	4,835	4,835

Tennessee—4.2%
Blount County Public Building Authority Revenue VRDB, Series 2004A-9-B, Local Government Public Improvement Bonds (AMBAC Insured), 3.99%, 9/4/07	1,430	1,430
Blount County Public Building Authority Revenue VRDB, Series 2004A-9-C, Local Government Public Improvement Bonds (AMBAC Insured), 3.99%, 9/4/07	1,275	1,275
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC), 3.98%, 9/11/07	30,000	30,000
City of Chattanooga 21st Century G.O., ABN AMRO Munitops Certificate Trust 2002-25 (MBIA Insured), (1) 4.02%, 9/11/07	7,685	7,685
Clarksville Public Building Authority Revenue Bonds, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC), (1) 4.00%, 9/11/07	21,780	21,780

MONEY MARKET PORTFOLIOS    17    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Tennessee—4.2%—(continued)
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (Colld. by FNMA), 3.94%, 9/11/07	$1,995	$1,995
Metropolitan Government Nashville and Davidson County Electric Revenue Bonds, Citicorp Eagle Trust Series 984201, (1) 4.04%, 9/11/07	17,370	17,370
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 4.02%, 9/11/07	6,000	6,000
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 1989, Multifamily Housing, Belle (Societe Generale LOC), 4.00%, 9/11/07	9,680	9,680
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 4.02%, 9/11/07	600	600
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 4.00%, 9/11/07	17,029	17,029
Montgomery County Public Building Authority Pooled Financing Revenue Bonds, Series 2004, Tennessee County Loan Pool (Bank of America N.A. LOC), 3.96%, 9/4/07	1,800	1,800
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-B-4 (FSA Corp. Insured), 4.00%, 9/4/07	1,200	1,200
Series 2000 IV-B-12 (FSA Corp. Insured), 4.00%, 9/4/07	300	300
Series 2000 IV-C-1 (FSA Corp. Insured), 4.00%, 9/4/07	1,700	1,700
Series 2000 IV-E-6 (AMBAC Insured), 4.00%, 9/4/07	1,060	1,060
Series 2001 IV-H-3 (AMBAC Insured), 4.00%, 9/4/07	2,500	2,500
Series 2002 IV-I-4 (AMBAC Insured), 4.00%, 9/4/07	2,020	2,020
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict High School Project (AmSouth Bank Birmingham LOC), 3.99%, 9/11/07	9,600	9,600
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase & Co. LOC), (1) 4.10%, 9/11/07	12,645	12,645
Tennessee Energy Acquisition Corp. Revenue Bonds, ROCS-RR-II-R-598, 4.03%, 9/11/07	11,250	11,250
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021, Morgan Stanley Floaters, (1) 4.10%, 9/11/07	26,950	26,950
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program, 5.00%, 6/30/08	5,000	5,055

		190,924

Texas—9.5%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21 (PSF of Texas Gtd.), (1) (2) 3.70%, 2/15/08	5,000	5,000
Bexar County Housing Finance Corp. Multifamily Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 4.00%, 9/11/07	3,500	3,500

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Texas—9.5%—(continued)
Burleson Independent School District G.O., Series 2007-35, ABN AMRO Munitops II (PSF of Texas Gtd.), (1) 4.02%, 9/11/07	$15,400	$15,400
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2006, Summit Christian Academy (Wachovia Bank N.A. LOC), 4.00%, 9/11/07	7,100	7,100
Cypress-Fairbanks Independent School District G.O., Citigroup ROCS RR II-R-7058 (PSF of Texas Gtd.), (1) 4.03%, 9/11/07	12,000	12,000
Cypress-Fairbanks Independent School District G.O., Citigroup ROCS RR II-R-10091 (PSF of Texas Gtd.), (1) 4.09%, 9/11/07	6,845	6,845
Fort Bend School District G.O., Series 2004A-03, Wachovia MERLOTS (PSF of Texas Gtd.), (1) 4.02%, 9/11/07	7,040	7,040
Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil-Rmkt 12/7/06, 3.99%, 9/4/07	18,300	18,300
Harris County Health Facilities Development Corp. Revenue VRDB, Series A, Methodist Hospital System, 3.95%, 9/11/07	60,000	60,000
Harris County Revenue TANS, 4.50%, 2/29/08	25,000	25,103
Harris County Toll Road State G.O., Series 2003B, Citigroup ROCS-RR-II-4541, (1) 4.03%, 9/11/07	7,755	7,755
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 4.00%, 9/11/07	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 3.75%, 6/16/08	17,330	17,330
Keller Independent School District G.O., Series 2001-26, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1) 4.00%, 9/11/07	2,650	2,650
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding VRDB, Series 2001A, ExxonMobil Project (ExxonMobil Corp. Gtd.), 3.95%, 9/4/07	300	300
Municipal Security Trust Certificates Revenue Bonds, Series 5026, University of Texas (1) 4.03%, 9/11/07	6,630	6,630
North Texas Tollway Authority Revenue VRDB, Series 2005C, Dallas North Tollway System (FGIC Insured), 3.95%, 9/11/07	7,000	7,000
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC), 3.97%, 9/11/07	9,425	9,425
State of Texas G.O. Bonds, Series 2006B, Multi-Mode-Mobility, 3.52%, 9/5/07	15,000	15,000
State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1) 4.04%, 9/11/07	51,900	51,900
State of Texas G.O. Refunding, Vets Housing Assistance—Fund I (Texas State G.O. Gtd.), 3.92%, 9/11/07	15,395	15,395
State of Texas Transportation Mobility G.O., Bear Stearns Trust Certificate Series 2007-302 Class A, (1) 4.03%, 9/11/07	3,985	3,985

MONEY MARKET PORTFOLIOS    19    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Texas—9.5%—(continued)
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist Health System—Sunbelt (SunTrust Bank LOC), 3.98%, 9/11/07	$7,680	$7,680
Tarrant County Housing Finance Corp. Revenue Bonds, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 3.94%, 9/11/07	1,165	1,165
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds, Series 2007-042-1993B, STARS Certificates BNP, (1) 4.10%, 9/11/07	33,340	33,340
Texas State G.O., Putter Series 1361, (1) 4.03%, 9/11/07	8,575	8,575
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 3.93%, 9/11/07	47,300	47,300
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series 2007-A, 3.99%, 9/4/07	12,542	12,542
Travis County Health Facilities Development Corp. Revenue VRDB, Querencia Barton Creek (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	10,000	10,000
University of Texas Permanent University Fund Revenue Bonds, Series 2002B, Citigroup ROCS RR II R 6519, (1) 4.03%, 9/11/07	5,115	5,115

		433,625

Utah—2.9%
Duchesne County Hospital Development Revenue VRDB, Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC), 3.97%, 9/11/07	9,000	9,000
St. George Housing Revenue VRDB, Series A, OK Foundation Projects (FNMA Gtd.), 4.00%, 9/11/07	15,150	15,150
Utah Transit Authority Sales Tax Revenue Bonds, Subseries 2006A (Fortis Bank LOC), 3.99%, 9/4/07	5,000	5,000
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank LOC), 3.97%, 9/4/07	29,480	29,480
Utah Water Finance Agency Revenue VRDB, Series 2004A-10 (AMBAC Insured), 4.04%, 9/11/07	2,075	2,075
Utah Water Finance Agency Revenue VRDB, Series 2005A-11, (AMBAC Insured), 4.04%, 9/11/07	24,700	24,700
Utah Water Finance Agency Revenue VRDB Series 2005A-13, (AMBAC Insured), 4.01%, 9/11/07	5,000	5,000
Utah Water Finance Agency Revenue VRDB, Series 2005A-14, (AMBAC Insured), 4.04%, 9/11/07	4,000	4,000
Utah Water Finance Agency Revenue VRDB, Series 2007A-21, (AMBAC Insured), 4.00%, 9/11/07	9,400	9,400
Utah Water Finance Agency Revenue VRDB, Series A-12, (AMBAC Insured), 4.01%, 9/11/07	5,400	5,400
Utah Water Finance Agency Revenue VRDB, Series A-15, (AMBAC Insured), 4.01%, 9/11/07	9,700	9,700

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Utah—2.9%—(continued)
Utah Water Finance Agency Revenue VRDB, Series A-18, (AMBAC Insured), 4.04%, 9/11/07	$10,000	$10,000
Utah Water Finance Agency Revenue VRDB, Series A-19, (AMBAC Insured), 4.04%, 9/11/07	5,000	5,000

		133,905

Virginia—0.9%
Fairfax County Water Authority Revenue Bonds, Citigroup Eagle 200691 Class A, (1) 4.04%, 9/11/07	3,000	3,000
Fairfax County Water Authority Revenue Bonds, Citigroup ROCS-RR-II-R-10115, (1) 4.09%, 9/11/07	10,595	10,595
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 3.97%, 9/11/07	4,000	4,000
Loudoun County IDA Revenue VRDB, Series 2003E, Howard Hughes Medical Institute, 3.91%, 9/4/07	4,800	4,800
University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1) 4.04%, 9/11/07	12,000	12,000
Virginia College Building Authority Revenue VRDB, Series 2004, University of Richmond Project, 4.02%, 9/11/07	5,000	5,000

		39,395

Washington—2.8%
Energy Northwest Washington Enhanced Return Revenue Bonds, Merrill P-Floats EC-1007, (1) 4.08%, 9/11/07	6,370	6,370
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 4.03%, 9/4/07	6,650	6,650
King County G.O. Limited BANS, Series A 2006, 4.00%, 11/1/07	3,000	3,002
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series 2005-28, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 4.02%, 9/11/07	10,000	10,000
Snohomish County Washington Public Utility District Number One Revenue Bonds, Series 1995, Generation Systems (MBIA Insured), 3.92%, 9/11/07	8,810	8,810
Washington State G.O. Bonds, Series 2004D, ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), (1) 4.02%, 9/11/07	13,200	13,200
Washington State G.O., Citigroup ROCS-RR-II-R-10136, (1) 4.09%, 9/11/07	11,425	11,425
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1) 4.02%, 9/11/07	1,350	1,350
Washington State Healthcare Facilities Authority Revenue Bonds, Series 510CE, Citigroup ROCS (Citibank N.A. Gtd.), (1) 4.03%, 9/11/07	9,145	9,145
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 4.10%, 9/11/07	9,220	9,220
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 4.05%, 9/11/07	2,355	2,355

MONEY MARKET PORTFOLIOS    21    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Washington—2.8%—(continued)
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 4.03%, 9/11/07	$1,900	$1,900
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 4.01%, 9/11/07	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Judson Park Project (KBC Bank N.V. LOC), 4.02%, 9/11/07	10,400	10,400
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC), 4.07%, 9/11/07	4,395	4,395
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 4.02%, 9/11/07	5,500	5,500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2007B, Eastside Catholic School (KeyBank N.A. LOC), 3.96%, 9/11/07	9,000	9,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC), Series A 1998, 4.02%, 9/11/07	3,025	3,025
Series B 1998, 4.02%, 9/11/07	4,050	4,050

		125,797

West Virginia—0.6%
Monongalia County Building Commission Revenue Refunding VRDB, Series 2005B, Monongalia General Hospital (JPMorgan Chase Bank LOC), 3.97%, 9/11/07	12,960	12,960
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC), 3.97%, 9/11/07	9,335	9,335
West Virginia State Hospital Finance Authority Revenue VRDB, Pallottine Health Services Project, 3.97%, 9/11/07	6,300	6,300

		28,595

Wisconsin—4.0%
Kenosha Unified School District Number One, TRANS, 4.00%, 9/14/07	5,000	5,001
Pleasant Prairie Kenosha County G.O. VRDB, Series 2004 (XLCA Insured), 4.05%, 9/11/07	4,800	4,800
State of Wisconsin Operating Notes, Series 2007, 4.50%, 6/16/08	22,000	22,127
State of Wisconsin Revenue Bonds, Series 2007-5, Clipper Tax-Exempt Certificate Trust, (1) 4.05%, 9/11/07	25,000	25,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (LaSalle Bank N.A. LOC), 4.00%, 9/11/07	4,600	4,600
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 4.03%, 9/4/07	1,300	1,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC), 4.04%, 9/11/07	6,300	6,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Oakwood Village (Marshall & Ilsley Bank LOC), 4.04%, 9/11/07	14,000	14,000

MONEY MARKET PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Wisconsin—4.0%—(continued)
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC), 3.98%, 9/11/07	$3,230	$3,230
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C, EastCastle Place (LaSalle Bank N.A. LOC), 3.98%, 9/11/07	7,130	7,130
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC), 4.04%, 9/11/07	10,000	10,000
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC), 4.04%, 9/11/07	10,420	10,420
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), Series 2002A, 4.03%, 9/4/07	815	815
Series 2002B, 4.03%, 9/4/07	1,875	1,875
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC), 3.96%, 9/11/07	680	680
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC), 3.98%, 9/11/07	6,040	6,040
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 1997, Alverno College Project (Allied Irish Bank LOC), 4.03%, 9/4/07	1,000	1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002H, Pooled Loan Financing Program (U.S. Bank N.A. LOC), 4.01%, 9/11/07	5,000	5,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC), 3.93%, 9/11/07	30,000	30,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC), 3.96%, 9/11/07	2,685	2,685
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2006C, Upland Hills Health (Allied Irish Bank LOC), 3.98%, 9/11/07	7,250	7,250
Wisconsin Public Power, Inc. System Revenue Bonds, Putters Series 1150 (AMBAC Insured), (1) 4.03%, 9/11/07	11,635	11,635
Wisconsin School Districts Cash Flow Management Program COPS, Series 2006-A1, 4.50%, 9/19/07	3,000	3,001

		183,889

Wyoming—0.1%
Sublette County PCR Bonds, Series 1984, Exxon Project (ExxonMobil Corp. Gtd.), 3.89%, 9/4/07	5,200	5,200

Multiple States Pooled Securities—1.7%
Lehman Brothers Pooled Municipal Trust Receipts Revenue Bonds, Series P10 Regulation D (MBIA Insured), (1) 4.15%, 9/11/07	21,545	21,545
BB&T Municipal Trust Revenue Bonds, Floaters Series 1002 (Branch Banking & Trust Co. LOC), (1) 4.13%, 9/11/07	24,800	24,800

MONEY MARKET PORTFOLIOS    23    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—98.2%—CONTINUED
Multiple States Pooled Securities—1.7%—(continued)
BB&T Municipal Trust Revenue Bonds, Floaters Series 1004 (Branch Banking & Trust Co. LOC), (1) 4.13%, 9/11/07	$18,500	$18,500
BB&T Municipal Trust Revenue Bonds, Floaters Series 1006 (Branch Banking & Trust Co. LOC), (1) 4.13%, 9/11/07	14,300	14,300

		79,145

Total Municipal Investments (Cost $4,463,828)		4,463,828

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES—1.6%

AIM Tax-Free Cash Reserve Portfolio	70,646,270	70,646
Dreyfus Tax-Exempt Cash Management Fund	715,626	716

Total Investment Companies (Cost $71,362)		71,362

Total Investments—99.8% (Cost $4,535,190) (3)		4,535,190

Assets less Other Liabilities—0.2%		8,935

NET ASSETS—100.0%		$4,544,125

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of these restricted illiquid securities amounted to approximately $39,340,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Park Creek Metropolitan District Revenue Bonds (CO), 3.68%, 2/14/08	2/15/07	$15,000
Florida State Department of Transportation Revenue Bonds (FL), 3.78%, 11/1/07	11/15/05	12,390
St. Lucie Florida Community Redevelopment (FL), 4.02%, 9/11/07	1/25/07	18,050
ABN AMRO Munitops Certificate Trust G.O. (TX), 3.70%, 2/15/08	3/8/07	5,000

(3)	The cost for federal income tax purposes was $4,535,190.

Percentages shown based on Net Assets.

At August 31, 2007, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	6.6%
Educational Services	13.5%
Executive, Legislative and General Government	27.2%
General Medical, Surgical and Nursing and Personal Care	13.8%
Health Services and Residential Care	13.9%
Urban and Community Development, Housing Programs and Social Services	6.8%
All other sectors less than 5%	18.2%

Total	100.0%

MONEY MARKET PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC	American Municipal Bond Assurance Corporation

BANS	Bond Anticipation Notes

Colld.	Collateralized

COPS	Certificates of Participation

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Corporation

FHLMC	Freddie Mac

FNMA	Fannie Mae

FSA	Financial Security Assurance

GIC	Guaranteed Investment Contract

G.O.	General Obligation

Gtd.	Guaranteed

HFA	Housing Finance Authority

IDA	Industrial Development Authority

IDB	Industrial Development Board

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender

PCR	Pollution Control Revenue

P-Floats	Puttable Floating Rate Security

PSF	Permanent School Fund

RANS	Revenue Anticipation Notes

ROCS	Reset Option Certificates

SGB	Societe General Bank

Soc Gen	Societe Generale

STARS	Short Term Adjustable Rate Securities

MONEY MARKET PORTFOLIOS    25    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

TANS	Tax Anticipation Notes

TRANS	Tax and Revenue Anticipation Notes

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

XLCA	XL Capital Assurance

MONEY MARKET PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED NOTES—2.0%
Auto Receivables—0.5%
AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A1,
5.32%, 5/6/08	$2,088	$2,088
Capital One Auto Finance Trust, Series 2007-A, Class A1,
5.32%, 2/15/08	512	512
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1)
5.35%, 7/15/08	14,796	14,796
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A1,
5.34%, 6/20/08	3,345	3,345

		20,741

International Receivables—1.5%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1)
5.55%, 9/17/07	10,000	10,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A, (1)
5.59%, 9/17/07	7,000	7,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1,
5.59%, 9/17/07	5,000	5,000
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1)
5.60%, 9/17/07	9,218	9,218
Paragon Mortgages PLC, FRN, Series 14A, Class A1, (1)
5.61%, 9/17/07	10,000	10,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A,
5.59%, 9/17/07	5,000	5,000
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A,
5.59%, 9/17/07	5,000	5,000
Westpac Securitization Trust, FRN, Series 2007-1G, Class A1, (1)
5.47%, 11/21/07	7,005	7,005

		58,223

Total Asset-Backed Notes (Cost $78,964)		78,964

CERTIFICATES OF DEPOSIT—15.1%
Domestic Depository Institutions—0.3%
Washington Mutual Bank, FRCD,
5.34%, 9/17/07	10,000	10,000

Foreign Depository Institutions—14.8%
ABN AMRO Bank N.V., Chicago Branch,
5.35%, 1/16/08	5,000	5,000
ABN AMRO, London Branch,
5.32%, 5/27/08	5,000	5,000
Allied Irish Bank, London Branch,
5.44%, 6/16/08	3,000	3,000
Bank of Montreal, Chicago Branch, FRCD,
5.39%, 9/1/07	25,000	25,000
Bank of Nova Scotia, FRCD,
5.51%, 9/28/07	10,000	9,999
Barclays Bank, London Branch,
5.48%, 9/13/07	10,000	10,000

PRIME OBLIGATIONS PORTFOLIO    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT—15.1%—CONTINUED
Foreign Depository Institutions—14.8%—(continued)
Barclays Bank, New York Branch,
5.35%, 10/2/07	$60,000	$60,000
5.35%, 4/14/08	10,000	10,000
5.36%, 4/16/08	10,000	10,000
5.30%, 5/22/08	10,000	10,000
BNP Paribas, London Branch,
5.26%, 9/17/07	5,000	5,000
5.30%, 9/21/07	7,000	7,000
5.31%, 2/22/08	10,000	10,000
BNP Paribas, New York Branch,
5.28%, 1/11/08	5,000	5,000
CALYON, New York Branch, FRCD,
5.33%, 9/1/07	5,000	5,000
5.37%, 9/1/07	35,000	34,996
Canadian Imperial Bank of Commerce, New York Branch,
5.39%, 9/1/07, FRCD	15,000	15,000
5.30%, 11/5/07	15,000	15,000
Credit Agricole, London Branch,
5.30%, 2/7/08	10,000	10,000
Credit Suisse First Boston, New York Branch,
5.30%, 1/14/08	5,000	5,000
5.33%, 1/16/08	7,000	7,000
5.25%, 4/11/08	5,000	5,000
Credit Suisse, New York Branch,
5.36%, 4/10/08	5,000	5,000
Deutsche Bank, London Branch,
5.41%, 9/1/07, FRCD	8,000	8,000
5.36%, 10/19/07	5,000	5,000
Deutsche Bank, New York Branch,
5.25%, 10/3/07	10,000	9,999
DNB NOR Bank, London Branch,
5.33%, 9/28/07	30,000	30,000
5.32%, 10/26/07	25,000	25,000
5.38%, 11/13/07	20,000	20,000
HBOS Treasury Services, London Branch,
5.41%, 9/20/07	4,000	4,000
HBOS Treasury Services, New York Branch,
5.22%, 12/17/07	7,000	7,000
5.35%, 6/4/08	5,000	5,000
Intesa San Paolo Spa, London Branch,
5.31%, 9/28/07	10,000	10,000
Intesa San Paolo Spa, New York Branch,
5.45%, 9/10/07	30,000	30,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07	10,000	10,000
5.30%, 2/22/08	5,000	5,000
Monte Dei Paschi di Siena, London Branch,
5.32%, 10/25/07	10,000	10,000

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT—15.1%—CONTINUED
Foreign Depository Institutions—14.8%—(continued)
National Australia Bank, London Branch,
5.40%, 6/12/08	$5,000	$5,000
National Bank of Canada, New York Branch,
5.29%, 9/4/07, FRCD	15,000	14,998
5.36%, 1/22/08	5,000	5,000
Nordea Bank Finland, New York Branch,
5.26%, 4/11/08	5,000	5,000
5.29%, 5/22/08	10,000	9,999
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07	7,000	7,000
Royal Bank of Scotland, New York Branch,
5.27%, 9/7/07, FRCD	5,000	4,999
5.28%, 1/11/08	5,000	5,000
5.29%, 2/11/08	12,000	12,000
Skandinaviska Enskilda Banken,
5.31%, 9/1/07, FRCD	10,000	10,000
5.31%, 11/7/07	10,000	10,000
Societe Generale, London Branch,
5.26%, 9/17/07	5,000	5,000
5.32%, 10/2/07	5,000	5,000
5.30%, 1/3/08	6,000	6,000
Societe Generale, New York Branch, FRCD,
5.39%, 9/1/07	10,000	10,000
Toronto Dominion Bank, New York Branch,
5.30%, 9/28/07	10,000	10,000
UBS AG, Stamford Branch,
5.25%, 4/10/08	5,000	5,000
Unicredito Italiano, London Branch,
5.33%, 11/23/07	10,000	10,000

		595,990

Total Certificates of Deposit (Cost $605,990)		605,990

COMMERCIAL PAPER—23.5%
Auto Receivables—0.9%
FCAR1 Owner Trust,
5.26%, 10/15/07	20,000	19,871
New Center Asset Trust,
5.31%, 9/7/07	15,000	14,987

		34,858

Bank Holding Companies—1.5%
Citigroup Funding, Inc.,
5.27%, 10/22/07	5,000	4,963
5.28%, 11/13/07	15,000	14,839
5.21%, 2/4/08	30,000	29,323
5.18%, 2/20/08	10,000	9,753

		58,878

PRIME OBLIGATIONS PORTFOLIO    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER—23.5%—CONTINUED
Credit Card Master Trust—0.7%
BA Credit Card Trust, Emerald Certificates, (1)
5.30%, 10/4/07	$10,000	$9,951
Capital One Multi Execution Trust, Nova Notes, (1)
5.29%, 9/13/07	20,000	19,965

		29,916

Multi-Seller Conduits—15.7%
Alpine Securitization,
5.32%, 9/7/07	35,000	34,969
5.25%, 10/22/07	10,000	9,926
Atlantic Asset Securitization Corp.,
5.31%, 9/5/07	20,000	19,988
Barton Capital Corp.,
6.20%, 9/5/07	15,000	14,990
Cedar Springs Capital Co.,
6.35%, 9/4/07	20,000	19,989
5.75%, 9/5/07	21,515	21,501
5.27%, 9/12/07	35,000	34,944
5.26%, 10/17/07	10,000	9,933
5.27%, 10/19/07	25,000	24,824
Charta Corp.,
5.28%, 10/22/07	25,000	24,813
Concord Minuteman Capital Co., (1)
6.30%, 9/6/07	20,000	19,983
5.26%, 10/18/07	15,000	14,897
5.33%, 11/5/07	15,000	14,856
Crown Point Capital Co.,
5.31%, 9/5/07, FRCP	10,000	9,999
5.31%, 9/10/07, FRCP (1)	10,000	9,999
5.28%, 10/22/07, (1)	20,000	19,850
Galleon Capital Corp.,
5.75%, 9/13/07	15,000	14,971
Gemini Securitization,
5.27%, 9/25/07	25,000	24,912
5.48%, 11/9/07	10,000	9,895
Jupiter Securitization Corp.,
6.30%, 9/6/07	10,000	9,991
Lexington Parker Capital,
5.28%, 9/4/07, FRCP	15,000	15,000
5.33%, 9/5/07	25,000	24,985
5.31%, 10/9/07, FRCP	30,000	29,995
5.31%, 11/6/07	20,000	19,805
5.29%, 11/14/07	30,000	29,674
Liberty Street Funding Co.,
5.31%, 9/4/07	10,000	9,996
Ranger Funding Co. LLC,
5.30%, 10/9/07	20,000	19,888

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER—23.5%—CONTINUED
Multi-Seller Conduits—15.7%—(continued)
Sheffield Receivables Corp.,
6.15%, 9/4/07	$20,000	$19,990
6.25%, 9/5/07	15,000	14,990
5.35%, 9/18/07	10,000	9,975
Thames Asset Global Securitization Number One, Inc.,
6.15%, 9/4/07	10,000	9,995
5.31%, 9/17/07	10,000	9,976
Thunder Bay Funding, Inc.,
5.28%, 9/6/07	15,000	14,989
5.26%, 10/30/07	5,000	4,957
Versailles,
5.85%, 9/11/07	10,000	9,984
5.29%, 10/26/07	10,000	9,919
5.28%, 11/1/07	10,000	9,911

		629,259

Non-Depository Personal Credit—1.2%
General Electric Capital Corp.,
5.18%, 9/4/07	50,000	49,978

Single Seller Conduits—1.2%
Picaros Funding LLC,
5.27%, 9/25/07	15,000	14,947
Ticonderoga Funding LLC, (1)
5.31%, 9/6/07	30,000	29,978
5.30%, 9/7/07	2,000	1,998

		46,923

Structured Investment Vehicles—2.3%
Aquifer Funding LLC,
5.32%, 2/8/08	15,000	14,646
Cancara Asset Securitization, Ltd.,
5.26%, 10/16/07	10,000	9,934
Five Finance Corp., (1)
5.25%, 9/4/07	10,000	9,996
Grampian Funding, Ltd.,
5.18%, 10/5/07	10,000	9,951
Mane Funding Corp.,
5.25%, 9/7/07	15,000	14,987
North Sea Funding LLC,
5.25%, 9/4/07	20,000	19,991
6.20%, 9/5/07	15,000	14,990

		94,495

Total Commercial Paper (Cost $944,307)		944,307

CORPORATE NOTES/BONDS—14.7%
Bank Holding Companies—0.5%
Citigroup Funding, Inc., FRN,
5.50%, 11/13/07	15,000	15,000

PRIME OBLIGATIONS PORTFOLIO    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—14.7%—(CONTINUED)
Bank Holding Companies—0.5%—(continued)
HSBC U.S.A., Inc., FRN,
5.61%, 9/17/07	$5,000	$5,000

		20,000

Chemicals & Allied Products—0.2%
BASF Finance Europe, N.V., FRN, (1)
5.35%, 10/22/07	10,000	10,000

Domestic Depository Institutions—2.2%
American Express Centurion, FRN,
5.54%, 9/18/07	5,000	5,001
Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07	15,000	14,994
National City Bank, FRN,
5.41%, 9/1/07	30,000	30,000
5.33%, 10/26/07	15,000	15,000
National City Bank, Cleveland Branch, FRN,
5.35%, 9/25/07	15,000	15,002
Wachovia Bank, N.A., FRN,
5.35%, 9/4/07	7,000	7,000

		86,997

Foreign Depository Institutions—3.5%
Allied Irish Banks, PLC, FRN, (1)
5.52%, 9/19/07	5,000	5,000
Australia and New Zealand Banking Group, FRN, (1)
5.34%, 9/5/07	10,000	10,000
5.33%, 9/7/07	5,000	5,000
5.52%, 9/24/07	1,000	1,000
Bank of Nova Scotia, FRN,
5.45%, 9/28/07	15,000	14,995
Credit Agricole, London Branch, FRN, (1)
5.33%, 9/24/07	10,000	10,000
Danske Bank, FRN, (1)
5.51%, 9/20/07	5,000	5,000
Nordea Bank Finland, New York Branch, FRN, (1)
5.56%, 9/11/07	7,000	7,000
Royal Bank of Canada, FRN,
5.40%, 9/10/07	8,000	8,000
Royal Bank of Scotland, PLC, FRN, (1)
5.52%, 9/21/07	5,000	5,000
5.37%, 10/11/07	30,000	30,008
UBS AG, Stamford,
5.56%, 9/16/07, FRN	10,000	10,000
5.40%, 11/28/07	20,000	20,000
Westpac Banking Corp., FRN,
5.42%, 9/11/07	1,000	1,000
Westpac Banking Corp., New York Branch, FRN, (1) (2)
5.31%, 9/6/07	7,000	7,000

		139,003

PRIME OBLIGATIONS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—14.7%—(CONTINUED)
Insurance Carriers—1.0%
Genworth Global Funding, FRN, (1)
5.53%, 9/11/07	$7,000	$7,000
ING Verzekeringen, N.V., FRN, (1)
5.30%, 9/4/07	12,000	12,000
MET Life Global Funding I, FRN, (1)
5.70%, 9/17/07	10,000	10,000
5.49%, 9/24/07	10,000	10,000

		39,000

Non-Depository Personal Credit—1.3%
American Express Bank, FSB, FRN,
5.51%, 9/18/07	20,000	19,999
General Electric Capital Corp., FRN,
5.52%, 9/24/07	9,000	9,000
5.41%, 10/15/07	10,000	10,003
HSBC Finance Corp., FRN,
5.34%, 9/6/07	8,000	8,000
5.55%, 9/24/07	5,000	5,000

		52,002

Paper and Allied Products—0.1%
Kimberly Clark, (1)
5.26%, 12/19/07	5,000	5,000

Security and Commodity Brokers—1.2%
Goldman Sachs, FRN,
5.48%, 9/1/07	5,000	5,000
Goldman Sachs Group LP, FRN, (1)
5.36%, 10/25/07	7,000	7,000
Merrill Lynch & Co., FRN,
5.41%, 9/4/07	5,000	5,000
5.52%, 9/18/07	10,000	10,000
5.51%, 9/24/07	5,000	5,000
5.34%, 11/23/07	10,000	10,000
Morgan Stanley, FRN,
5.69%, 9/17/07	3,000	3,000
5.60%, 9/27/07	5,000	5,000

		50,000

Structured Investment Vehicles—4.7%
Asscher Finance Corp., FRN, (1)
5.33%, 9/25/07	5,000	5,000
Beta Finance, Inc., FRN, (1)
5.35%, 10/29/07	5,000	5,001
CC USA, Inc., FRN, (1)
5.51%, 9/25/07	10,000	10,001
5.48%, 11/20/07	15,000	14,998

PRIME OBLIGATIONS PORTFOLIO    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—14.7%—(CONTINUED)
Structured Investment Vehicles—4.7%—(continued)
Cullinan Finance Corp., (1)
5.47%, 9/28/07, FRN	$10,000	$9,999
5.32%, 10/9/07, FRN	7,000	7,000
5.33%, 10/25/07, FRN	5,000	4,999
5.33%, 11/26/07, FRN	10,000	9,996
5.36%, 4/15/08	7,000	7,000
5.35%, 5/15/08, FRN	7,000	7,000
Dorada Finance, Inc., (1)
5.32%, 5/27/08	5,000	5,000
Five Finance, Inc., FRN, (1)
5.33%, 9/14/07	3,000	3,000
Links Finance LLC, MTN, FRN, (1)
5.30%, 9/5/07	10,000	9,999
5.31%, 9/7/07	5,000	5,000
5.32%, 10/18/07	10,000	9,999
Sigma Finance, Inc., MTN, (1)
5.52%, 9/1/07, FRN	10,000	10,000
5.33%, 9/17/07, FRN	10,000	9,999
5.60%, 9/17/07, FRN	10,000	10,001
5.35%, 5/19/08	15,000	15,000
Whistlejacket Capital LLC, FRN, (1)
5.32%, 10/23/07	10,000	9,998
White Pine Finance LLC, FRN, (1)
5.50%, 9/20/07	5,000	4,999
5.32%, 10/19/07	15,000	14,998

		188,987

Total Corporate Notes/Bonds (Cost $590,989)		590,989

EURODOLLAR TIME DEPOSITS—17.9%
Domestic Depository Institutions—3.6%
Bank of America, Grand Cayman,
5.32%, 9/14/07	20,000	20,000
Bank of America, Toronto, Canada,
5.31%, 9/4/07	125,000	125,000

		145,000

Foreign Depository Institutions—14.3%
ABN AMRO Bank, Amsterdam, Netherlands,
5.35%, 9/4/07	25,000	25,000
BNP Paribas, London,
5.35%, 9/4/07	150,000	150,000
Danske Bank, Copenhagen, Denmark,
5.35%, 9/4/07	35,000	35,000
Deutsche Bank, Grand Cayman,
5.22%, 9/4/07	75,000	75,000
Dexia Bank Belgium, Brussels,
5.35%, 9/4/07	125,000	125,000

PRIME OBLIGATIONS PORTFOLIO    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS—17.9%—(CONTINUED)
Foreign Depository Institutions—14.3%—(continued)
ING Bank, Amsterdam,
5.35%, 9/4/07	$150,000	$150,000
5.33%, 9/25/07	15,000	15,000

		575,000

Total Eurodollar Time Deposits (Cost $720,000)		720,000

MUNICIPAL INVESTMENTS—0.1%
Administration of Environmental and Housing Programs—0.1%
State of Texas G.O. Taxable, Veterans' Land Refunding Bonds, Series 2000, 5.45%, 9/11/07	5,000	5,000

Total Municipal Investments (Cost $5,000)		5,000

Investments, at Amortized Cost ($2,945,250)		2,945,250

REPURCHASE AGREEMENTS—26.8%
(Colld. at a minimum of 102%) (3)
Bank of America N.A., dated 8/31/07, repurchase price $380,227 5.37%, 9/4/07	380,000	380,000
Bear Stearns, Inc., dated 8/31/07, repurchase price $27,956 5.38%, 9/4/07	27,939	27,939
Citigroup Global Markets, Inc., dated 8/31/07, repurchase price $505,303 5.40%, 9/4/07	505,000	505,000
Deutsche Bank Securities, Inc., dated 8/31/07, repurchase price $165,099 5.40%, 9/4/07	165,000	165,000

Total Repurchase Agreements (Cost $1,077,939)		1,077,939

Total Investments—100.1% (Cost $4,023,189) (4)		4,023,189

Liabilities less Other Assets—(0.1)%		(6,153)

NET ASSETS—100.0%		$4,017,036

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PRIME OBLIGATIONS PORTFOLIO    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of this restricted illiquid security amounted to approximately $7,000,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Westpac Banking Corp., New York Branch, FRN,
5.31%, 9/6/07	11/16/06	$7,000

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES		MATURITY DATES
FHLMC	4.50	% - 6.00%	5/1/22 - 5/1/37
FNMA	4.60	% - 6.50%	8/1/23 - 9/1/37
GNMA	0.00	% - 7.00%	7/20/34 - 9/15/36

(4)	The cost for federal income tax purposes was $4,023,189.

Percentages shown based on Net Assets.

PRIME OBLIGATIONS PORTFOLIO    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

PRIME OBLIGATIONS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FHLMC Freddie Mac

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

GNMA Government National Mortgage Association

G.O. General Obligation

MTN Medium Term Notes

PRIME OBLIGATIONS PORTFOLIO    11    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED NOTES—8.9%
Auto Receivables—0.8%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A1,
5.32%, 5/6/08	$2,088	$2,088
Capital One Auto Finance Trust,
Series 2007-A, Class A1,
5.32%, 2/15/08	512	512
Ford Credit Auto Owner Trust,
Series 2007-A, Class A1, (1)
5.35%, 7/15/08	14,796	14,796
Wachovia Auto Loan Owner Trust,
Series 2007-1, Class A1,
5.34%, 6/20/08	3,345	3,345

		20,741

International Receivables—2.9%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1)
5.55%, 9/17/07	10,000	10,000
Holmes Master Issuer PLC, FRN, Series 2006-1A, Class 1A, (1)
5.59%, 9/17/07	10,000	10,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1,
5.59%, 9/17/07	7,000	7,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1, (1)
5.49%, 9/27/07	12,161	12,161
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1)
5.60%, 9/17/07	9,218	9,218
Paragon Mortgages PLC, FRN, Series 14A, Class A1, (1)
5.61%, 9/17/07	10,000	10,000
Permanent Master Issuer PLC, FRN, Series 2006-1, Class 1A,
5.59%, 9/17/07	10,000	10,000
Westpac Securization Trust, FRN, Series 2007-1G, Class A1, (1)
5.47%, 11/21/07	8,756	8,756

		77,135

Collateralized Loan Obligations—5.2%
Caryle Capital Investment Ltd., FRN,
Series 2007-2A, (1)
5.42%, 11/8/07	40,000	40,000
Shiprock Finance SF1, FRN,
Series 2007-2A, Class A, (1)
5.43%, 10/25/07	50,000	50,000
Zais Levered Loan Fund, Ltd., FRN, (1)
Series 2007-7A, Class 7,
5.43%, 9/4/07	50,000	50,000

		140,000

Total Asset-Backed Notes (Cost $237,876)		237,876

CERTIFICATES OF DEPOSIT—17.4%
Domestic Depository Institutions—0.6%
Washington Mutual Bank, FRCD,
5.34%, 9/17/07	15,000	15,000

Foreign Depository Institutions—16.8%
ABN AMRO Bank NV Chicago,
5.35%, 1/16/08	5,000	5,000
ABN AMRO, London Branch,
5.32%, 10/18/07	10,000	10,000
5.32%, 5/27/08	5,000	5,000
Bank of Montreal Chicago, FRCD,
5.39%, 9/1/07	20,000	20,000

LIQUID ASSETS PORTFOLIO    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT—17.4%—CONTINUED
Foreign Depository Institutions—16.8%—(continued)
Bank of Nova Scotia, FRCD,
5.51%, 9/28/07	$10,000	$9,999
Barclays Bank, London Branch,
5.48%, 9/13/07	10,000	10,000
Barclays Bank, New York Branch,
5.35%, 10/2/07	10,000	10,000
5.35%, 4/14/08	10,000	10,000
5.36%, 4/16/08	10,000	10,000
5.30%, 5/22/08	10,000	10,000
BNP Paribas, London Branch,
5.26%, 9/17/07	10,000	10,000
5.32%, 10/17/07	15,000	15,000
5.31%, 2/22/08	10,000	10,000
CALYON, New York Branch, FRCD,
5.33%, 9/1/07	15,000	15,000
5.37%, 9/1/07	15,000	14,998
Canadian Imperial Bank of Commerce, New York Branch, FRCD,
5.39%, 9/1/07	25,000	25,000
Credit Agricole, London Branch,
5.30%, 2/7/08	7,000	7,000
Credit Suisse First Boston, New York Branch,
5.30%, 1/14/08	5,000	5,000
5.33%, 1/16/08	5,000	5,000
Credit Suisse, New York Branch,
5.36%, 4/10/08	10,000	10,000
Deutsche Bank, London Branch,
5.41%, 9/1/07, FRCD	8,000	8,000
5.36%, 10/19/07	5,000	5,000
Deutsche Bank, New York Branch,
5.25%, 10/3/07	10,000	9,999
HBOS Treasury Services, London Branch,
5.41%, 9/20/07	8,000	8,000
HBOS Treasury Services, New York Branch,
5.35%, 6/4/08	10,000	10,000
Intesa San Paolo Spa, London Branch,
5.31%, 9/28/07	15,000	15,000
Intesa San Paolo Spa, New York Branch,
5.45%, 9/10/07	20,000	20,000
Lloyds Bank, New York Branch,
5.30%, 10/9/07	5,000	5,000
5.30%, 2/22/08	5,000	5,000
Monte Dei Paschi di Siena, London Branch,
5.32%, 10/25/07	10,000	10,000
National Australia Bank, London Branch,
5.40%, 6/12/08	5,000	5,000
National Bank of Canada, New York Branch, FRCD,
5.29%, 9/4/07	10,000	9,999
Nordea Bank Finland, New York Branch,
5.26%, 4/11/08	10,000	10,000
5.29%, 5/22/08	10,000	10,000
Royal Bank of Canada, New York Branch,
5.37%, 10/25/07	10,000	10,000
Royal Bank of Scotland, New York Branch,
5.27%, 9/7/07, FRCD	5,000	4,999
5.28%, 1/11/08	5,000	5,000
5.29%, 2/11/08	5,000	5,000
Skandinaviska Enskilda Banken,
5.31%, 11/7/07	10,000	10,000

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT—17.4%—CONTINUED
Foreign Depository Institutions—16.8%—(continued)
Skandinaviska Enskilda Banken, New York Branch, FRCD,
5.31%, 9/1/07	$15,000	$15,000
Societe Generale, London Branch,
5.26%, 9/17/07	8,000	8,000
5.32%, 10/2/07	5,000	5,000
5.32%, 10/16/07	10,000	10,000
5.30%, 1/3/08	5,000	5,000
Societe Generale, New York Branch, FRCD,
5.39%, 9/1/07	20,000	20,000
UBS AG, Stamford Branch,
5.25%, 4/10/08	5,000	5,000

		450,994

Total Certificates of Deposit (Cost $465,994)		465,994

COMMERCIAL PAPER—19.1%
Auto Receivables—0.4%
FCAR1 Owner Trust,
5.26%, 10/15/07	10,000	9,936

Bank Holding Companies—0.5%
Citigroup Funding, Inc.,
5.27%, 10/22/07	15,000	14,888

Collateralized Loan Obligation—0.4%
Simba Funding Corp.,
5.26%, 9/11/07	10,000	9,985

Credit Card Master Trust—1.3%
BA Credit Card Trust, Emerald Certificates, (1)
5.30%, 10/4/07	25,000	24,879
Capital One Multi Execution Trust, Nova Notes, (1)
5.29%, 9/13/07	10,000	9,982

		34,861

Foreign Depository Institution—0.4%
UBS Finance (Delaware), Inc.,
5.25%, 10/12/07	10,000	9,940

Multi-Seller Conduits—11.9%
Alpine Securitization,
5.32%, 9/7/07	30,000	29,973
5.25%, 10/22/07	5,500	5,459
Atlantic Asset Securitization Corp.,
5.31%, 9/5/07	15,000	14,991
Cedar Springs Capital Co.,
5.26%, 10/17/07	10,000	9,933
5.27%, 10/19/07	20,000	19,860
Charta Corp.,
5.27%, 9/17/07	10,000	9,977
Concord Minuteman Capital Co., (1)
5.33%, 11/5/07	15,000	14,856
Crown Point Capital Co., FRCP,
5.31%, 9/5/07	10,000	9,999
Galleon Capital Corp.,
5.75%, 9/13/07	15,000	14,971
Gemini Securitization,
5.48%, 11/9/07	15,000	14,842
Lexington Parker Capital,
5.28%, 9/4/07, FRCP	15,000	15,000
5.33%, 9/5/07	25,000	24,985
5.31%, 10/9/07, FRCP	30,000	29,996
5.31%, 11/6/07	20,000	19,805

LIQUID ASSETS PORTFOLIO    3    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER—19.1%—CONTINUED
Multi-Seller Conduits—11.9%—(continued)
Ranger Funding Company LLC,
5.30%, 10/9/07	$20,000	$19,888
Sheffield Receivables Corp.,
5.35%, 9/18/07	15,000	14,962
Thames Asset Global Securitization Number One, Inc.,
6.15%, 9/4/07	10,000	9,995
Versailles,
5.29%, 10/26/07	20,000	19,838
5.28%, 11/1/07	20,000	19,821

		319,151

Non-Depository Personal Credit—1.8%
General Electric Capital Corp.,
5.18%, 9/4/07	50,000	49,978

Single-Seller Conduits—1.1%
Picaros Funding LLC,
5.27%, 9/25/07	15,000	14,947
Ticonderoga Funding LLC, (1)
5.31%, 9/6/07	15,000	14,989

		29,936

Structured Investment Vehicles—1.3%
Aquifer Funding LLC,
5.32%, 2/8/08	15,000	14,646
Cancara Asset Securitization, Ltd.,
5.26%, 10/16/07	10,000	9,934
North Sea Funding LLC,
6.20%, 9/5/07	10,000	9,993

		34,573

Total Commercial Paper (Cost $513,248)		513,248

CORPORATE NOTES/BONDS—23.4%
Bank Holding Companies—0.6%
Citigroup Funding, Inc., FRN,
5.50%, 11/13/07	10,000	10,000
HSBC U.S.A., Inc., FRN,
5.61%, 9/17/07	5,000	5,000

		15,000

Chemicals and Allied Products—0.4%
BASF Finance Europe, NV, FRN, (1)
5.35%, 10/22/07	10,000	10,000

Domestic Depository Institutions—2.4%
American Express Centurion, FRN,
5.67%, 9/17/07	5,000	5,001
5.54%, 9/18/07	10,000	10,001
Marshall & Ilsley Bank, MTN,
5.16%, 12/17/07	10,000	9,996
National City Bank, FRN,
5.41%, 9/1/07	20,000	20,000
5.33%, 10/26/07	10,000	10,000
Wachovia Bank, N.A., FRN,
5.35%, 9/4/07	10,000	10,001

		64,999

Electric Services—0.4%
National Rural Utilities Cooperative, FRN,
5.31%, 9/4/07	10,000	10,000

Foreign Depository Institutions—4.9%
Allied Irish Banks PLC, FRN, (1)
5.52%, 9/19/07	5,000	5,000

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—23.4%—CONTINUED
Foreign Depository Institutions—4.9%—(continued)
Australia and New Zealand Banking Group, FRN, (1)
5.34%, 9/5/07	$15,000	$15,000
5.52%, 9/24/07	3,000	3,000
Bank of Nova Scotia, FRN,
5.45%, 9/28/07	20,000	19,994
Credit Agricole, London, FRN, (1)
5.33%, 9/24/07	5,000	5,000
Danske Bank, FRN, (1)
5.51%, 9/20/07	5,000	5,000
Nordea Bank Finland, New York, FRN, (1)
5.56%, 9/11/07	14,000	14,000
Royal Bank of Canada, FRN,
5.40%, 9/10/07	15,000	15,000
Royal Bank of Scotland, New York Branch, FRN, (1)
5.52%, 9/21/07	15,000	15,000
UBS AG, Stamford CT,
5.56%, 9/16/07, FRN	10,000	10,000
5.40%, 11/28/07	10,000	10,000
Westpac Banking Corp., FRN,
5.42%, 9/11/07	10,000	10,000
Westpac Banking Corp., New York, FRN, (1) (2)
5.31%, 9/6/07	5,000	5,000

		131,994

Insurance Carriers—2.2%
Allstate Life Global Funding II, FRN, (1)
5.69%, 9/17/07	10,000	10,000
Genworth Global Funding, FRN, (1)
5.53%, 9/11/07	10,000	10,000
ING Verzekeringen NV, FRN, (1)
5.30%, 9/4/07	20,000	20,000
MET Life Global Funding I, FRN, (1)
5.70%, 9/17/07	10,000	10,000
5.49%, 9/24/07	10,000	10,000

		60,000

Non-Depository Business Credit—0.9%
CIT Group, Inc., FRN,
5.38%, 10/18/07	25,000	25,000

Non-Depository Personal Credit—2.4%
American Express Bank, FSB, FRN,
5.33%, 9/7/07	10,000	10,001
General Electric Capital Corp., FRN,
5.52%, 9/24/07	18,000	18,000
5.41%, 10/15/07	10,000	10,003
HSBC Finance Corp., FRN,
5.34%, 9/6/07	2,000	2,000
5.55%, 9/24/07	25,000	25,000

		65,004

Paper and Allied Products—0.2%
Kimberly-Clark, (1)
5.26%, 12/19/07	5,000	5,000

Security and Commodity Brokers—1.6%
Goldman Sachs, FRN,
5.48%, 9/1/07	5,000	5,000
Goldman Sachs Group LP, FRN, (1)
5.36%, 10/25/07	7,000	7,000

LIQUID ASSETS PORTFOLIO    5    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS—23.4%—CONTINUED
Security and Commodity Brokers—1.6%—(continued)
Merrill Lynch & Co., FRN,
5.52%, 9/18/07	$10,000	$10,000
5.34%, 11/23/07	10,000	10,000
Morgan Stanley, FRN,
5.60%, 9/27/07	12,000	12,000

		44,000

Structured Investment Vehicles—7.4%
Asscher Finance Corp., FRN, (1)
5.33%, 9/25/07	5,000	5,000
CC USA, Inc., FRN, (1)
5.51%, 9/25/07	10,000	10,001
5.48%, 11/20/07	10,000	9,999
Cullinan Finance Corp., (1)
5.47%, 9/28/07, FRN	10,000	9,999
5.32%, 10/9/07, FRN	5,000	5,000
5.33%, 10/25/07, FRN	10,000	9,999
5.33%, 11/26/07, FRN	10,000	9,996
5.36%, 4/15/08	8,000	8,000
5.35%, 5/15/08, FRN	10,000	10,000
Dorada Finance, Inc., (1)
5.50%, 9/25/07, FRN	10,000	10,001
5.32%, 5/27/08	5,000	5,000
Five Finance, Inc., FRN, (1)
5.33%, 9/14/07	7,000	7,000
Links Finance LLC, MTN, FRN, (1)
5.30%, 9/5/07	10,000	9,999
5.31%, 9/7/07	8,000	8,000
5.33%, 10/15/07	10,000	10,000
Sigma Finance, Inc., MTN, (1)
5.52%, 9/1/07, FRN	15,000	14,999
5.33%, 9/15/07, FRN	10,000	9,999
5.60%, 9/17/07, FRN	10,000	10,001
5.35%, 5/19/08	10,000	10,000
Whistlejacket Capital LLC, FRN, (1)
5.32%, 10/23/07	15,000	14,997
White Pine Finance, FRN, (1)
5.32%, 10/19/07	10,000	9,999

		197,989

Total Corporate Notes/Bonds (Cost $628,986)		628,986

EURODOLLAR TIME DEPOSITS—8.9%
Domestic Depository Institutions—3.5%
Bank of America, Toronto, Canada,
5.31%, 9/4/07	50,000	50,000
Citibank, Nassau,
4.75%, 9/4/07	43,408	43,408

		93,408

Foreign Depository Institutions—5.4%
ABN AMRO Bank, Amsterdam, Netherlands,
5.35%, 9/4/07	20,000	20,000
BNP Paribas, London,
5.35%, 9/4/07	75,000	75,000
ING Bank, Amsterdam,
5.35%, 9/4/07	50,000	50,000

		145,000

Total Eurodollar Time Deposits (Cost $238,408)		238,408

LIQUID ASSETS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS—1.5%
Administration of Environmental and Housing Programs—0.7%
State of Texas G.O. Taxable VRDB, Veterans' Land,
Series 2000A,
5.45%, 9/11/07	$18,350	$18,350

Educational Services—0.2%
Savannah, Georgia, College of Art and Design, Taxable Revenue Bonds,
Series 2004 (Bank of America, N.A. LOC),
5.60%, 9/11/07	5,300	5,300

Electric Services—0.2%
M-S-R Public Power Agency, California, Taxable Revenue Bonds,
Series 1998G, San Juan Project (MBIA Insured),
5.60%, 9/11/07	5,700	5,700

Executive, Legislative and General Government—0.2%
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
5.61%, 9/11/07	5,000	5,000

Water Services—0.2%
Olivenhain, California Municipal Water District COP Taxable VRDB,
Series 2002 (Bank of America N.A. LOC),
5.55%, 9/11/07	6,840	6,840

Total Municipal Investments (Cost $41,190)		41,190

Investments, at Amortized Cost ($2,125,702)		2,125,702

REPURCHASE AGREEMENTS—20.7%
(Colld. at a minimum of 102%) (3)
Joint Repurchase Agreements—2.1%
Morgan Stanley & Co., Inc., dated 8/31/07,
repurchase price $24,328
5.10%, 9/4/07	24,314	24,314
Societe Generale, New York Branch, dated 8/31/07,
repurchase price $12,164
5.10%, 9/4/07	12,157	12,157
UBS Securities LLC, dated 8/31/07,
repurchase price $18,246
5.10%, 9/4/07	18,236	18,236

		54,707

(Colld. at a minimum of 102%) (4)
Repurchase Agreements—18.6%
Bank of America N.A., dated 8/31/07,
repurchase price $10,006
5.37%, 9/4/07	10,000	10,000
Citigroup Global Markets, Inc., dated 8/31/07,
repurchase price $290,174
5.40%, 9/4/07	290,000	290,000
Credit Suisse First Boston Corp., dated 8/31/07,
repurchase price $200,119
5.35%, 9/4/07	200,000	200,000

		500,000

Total Repurchase Agreements (Cost $554,707)		554,707

Total Investments—99.9% (Cost $2,680,409) (5)		2,680,409

Other Assets less Liabilities - 0.1%		2,456

NET ASSETS—100.0%		$2,682,865

LIQUID ASSETS PORTFOLIO    7    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2007, the value of this restricted illiquid security amounted to approximately $5,000,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Westpac Banking Corp., New York, FRN,
5.31%, 9/6/07	11/16/06	$5,000

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FNMA	5.00% - 7.00%	8/1/21 - 8/1/37

(5)	The cost for federal income tax purposes was $2,680,409.

LIQUID ASSETS PORTFOLIO    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

LIQUID ASSETS PORTFOLIO (continued)

AUGUST 31, 2007 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

COP Certificate of Participation

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

G.O. General Obligation

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MTN Medium Term Notes

VRDB Variable Rate Demand Bonds

LIQUID ASSETS PORTFOLIO    9    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2007

By:	/s/ Randal Rein
Randal Rein, Assistant Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2007